Quarterly Holdings Report
for
Strategic Advisers Municipal Bond Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2022
SAM-NPRT3-0422
1.9903617.100
Municipal Bonds - 22.5%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/33	195,000	231,417
Birmingham Wtrwks. Board Series 2016 B, 5% 1/1/32 (Pre-Refunded to 1/1/27 @ 100)	800,000	930,521
Black Belt Energy Gas District Bonds:
(Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	775,000	842,789
(Proj. No.7) Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 0.55%, tender 12/1/26 (b)(c)	5,000,000	4,973,833
Series 2021 B, 4%, tender 10/1/52	2,000,000	2,157,483
Decatur Wtr. & Swr. Rev. Series 2021 A, 4% 8/15/50	675,000	760,855
Hoover Indl. Dev. Board Envir. Impt. Rev.:
(United States Steel Corp. Proj.) Series 2019, 5.75% 10/1/49 (d)	570,000	655,952
Bonds (United States Steel Corp. Proj.) Series 2020, 6.375%, tender 11/1/30 (b)(d)	250,000	308,780
Huntsville Health Care Auth. Series 2020 B, 4% 6/1/45	1,950,000	2,158,481
Huntsville Redstone Village Spl. Care Facilities Finanacing Auth.:
Series 2007:
5.5% 1/1/28	225,000	150,287
5.5% 1/1/43	175,000	109,003
Series 2008 A, 6.875% 1/1/43	120,000	75,338
Series 2011 A, 7.5% 1/1/47	215,000	135,125
Jefferson County Swr. Rev.:
Series 2013 A:
5.25% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	880,000	951,120
5.5% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	1,645,000	1,783,546
Series 2013 D, 6% 10/1/42	750,000	839,907
Lower Alabama Gas District:
(Gas Proj.) Series 2016 A, 5% 9/1/34	515,000	639,890
Series 2016 A, 5% 9/1/46	1,395,000	1,802,083
Montgomery Edl. Bldg. Auth. Series 2016 A, 5% 10/1/43	250,000	263,515
Southeast Energy Auth. Rev. Bonds Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	630,000	714,685
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.) Series 2019 A:
4.5% 5/1/32 (e)	478,435	488,696
5.25% 5/1/44 (e)	3,005,000	3,200,198
TOTAL ALABAMA		24,173,504
Alaska - 0.0%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2014, 5% 4/1/32	250,000	259,563
(Tanana Chiefs Conference Proj.) Series 2019 A:
4% 10/1/44	250,000	273,654
4% 10/1/49	250,000	271,923
TOTAL ALASKA		805,140
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.954%, tender 1/1/37 (b)(c)	255,000	247,510
Arizona Indl. Dev. Auth. Econ. Dev. Rev. (Legacy Cares, Inc. Proj.) Series 2020 A, 7.75% 7/1/50 (e)	960,000	1,122,529
Arizona Indl. Dev. Auth. Ed. Rev.:
(American Charter Schools Foundation Proj.) Series 2017, 6% 7/1/47 (e)	250,000	285,935
(Cadence Campus Proj.) Series 2020 A:
4% 7/15/40 (e)	55,000	57,162
4% 7/15/50 (e)	95,000	97,579
(Doral Academy of Nevada, Fire Mesa and Red Rock Campus Projs.) Series 2019 A:
5% 7/15/39 (e)	80,000	89,392
5% 7/15/49 (e)	70,000	77,332
(Greathearts Arizona Projs.) Series 2021 A:
3% 7/1/46	250,000	246,120
3% 7/1/52	250,000	243,103
(KIPP NYC Pub. Charter Schools - Macombs Facility Proj.) Series 2021 A, 4% 7/1/61	250,000	261,865
(Odyssey Preparatory Academy Proj.):
Series 2017 A:
5.25% 7/1/37 (e)	180,000	192,033
5.5% 7/1/52 (e)	205,000	218,328
Series 2019, 5% 7/1/49 (e)	265,000	285,635
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A, 4% 2/1/50	2,455,000	2,680,677
Arizona Indl. Dev. Auth. Rev. (Lincoln South Beltway Proj.) Series 2020, 5% 2/1/30	20,000	24,685
Arizona Indl. Dev. Auth. Sr. Living:
(Great Lakes Sr. Living Cmntys. LLC Proj.) Series 2021, 7.75% 1/1/54 (e)	100,000	73,612
Series 2019 B, 5% 1/1/49	50,000	39,611
Arizona Indl. Dev. Auth. Sr. Nat'l. Charter School Revolving Ln. Fund:
Series 2020 A, 4% 11/1/50	250,000	272,092
Series 2021 A, 4% 11/1/51	300,000	328,912
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	250,000	288,825
Arizona State Univ. Revs. Series 2020 A:
5% 7/1/39	250,000	307,732
5% 7/1/43	750,000	916,590
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	540,000	588,051
Maricopa County Indl. Dev. Auth. Rev. (Commercial Metals Co. Proj.) Series 2022, 4% 10/15/47 (d)(e)	500,000	517,668
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016, 6% 1/1/48 (e)	135,000	118,815
Maricopa County Poll. Cont. Rev.:
(El Paso Elec. Co. Palo Verde Proj.) Series 2009 A, 3.6% 2/1/40	400,000	422,408
(Palo Verde Proj.) Series 2009 B, 3.6% 4/1/40	250,000	264,005
Series 2012 A, 4.5% 8/1/42	195,000	196,776
Maricopa County Rev. Series 2019 E, 4% 1/1/45	800,000	890,756
Peoria Indl. Dev. Auth. Rev. (Sierra Winds Life Care Cmnty. Proj.) Series 2014 A:
5.5% 11/15/34	225,000	225,036
5.75% 11/15/40	365,000	365,235
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/47 (d)	365,000	419,138
Series 2018:
5% 7/1/37 (d)	305,000	355,643
5% 7/1/38 (d)	305,000	355,131
Series 2019 B, 5% 7/1/49 (d)	570,000	656,962
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/29	485,000	602,825
5.5% 7/1/30	445,000	562,463
5.5% 7/1/33	75,000	99,396
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A:
4% 7/1/40	165,000	192,165
4% 7/1/41	320,000	372,087
4% 7/1/42	185,000	214,643
5% 7/1/45	1,025,000	1,270,387
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	60,000	68,222
5% 7/1/49	35,000	39,623
5% 7/1/54	160,000	180,574
5% 7/1/59	130,000	146,262
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	395,000	446,300
Phoenix Indl. Dev. Auth. Rev. (Basis Schools Projs.) Series 2016 A, 5% 7/1/46 (e)	250,000	268,188
Pima County Indl. Dev. Auth. Ed. Rev.:
(American Leadership Academy Proj.) Series 2022:
4% 6/15/41	250,000	253,104
4% 6/15/57 (f)	850,000	827,994
Series 2015, 5.625% 6/15/45 (e)	250,000	268,917
Series 2017, 4.75% 6/15/37 (e)	320,000	323,705
Pinal County Indl. Dev. Auth. Series 2021 B, 0% 10/1/33 (d)(e)(g)	300,000	299,083
Saddle Mountain Unified School District No. 90 Series 2020, 4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	800,000	914,274
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/30	685,000	817,927
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1, 5% 12/1/32	215,000	262,509
Series 2007, 5% 12/1/37	200,000	254,611
Tempe Indl. Dev. Auth. Rev.:
(Friendship Village of Tempe Proj.):
Series 2019:
5% 12/1/50	135,000	146,592
5% 12/1/54	150,000	162,604
Series 2021 A, 4% 12/1/46	150,000	154,764
(Friendship Village of Temple Proj.) Series 2021 A, 4% 12/1/38	90,000	94,980
(Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (e)	210,000	221,684
Town of Carefree Utils. Cmnty. Facilities District Wtr. Sys. Rev. Series 2021:
4% 7/1/41	155,000	177,400
4% 7/1/46	155,000	175,464
TOTAL ARIZONA		23,551,630
Arkansas - 0.1%
Arkansas Dev. Auth. Indl. Dev. Rev. (Big River Steel Proj.):
Series 2019, 4.5% 9/1/49 (d)(e)	1,185,000	1,265,797
Series 2020 A, 4.75% 9/1/49 (d)(e)	1,405,000	1,530,303
Arkansas Dev. Fin. Auth. Health Care Rev. Series 2019, 5% 12/1/47	610,000	717,812
Arkansas Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A, 5% 2/1/35	55,000	59,538
Series 2015 B:
5% 2/1/23	75,000	77,606
5% 2/1/24	95,000	101,268
Series 2015 C, 5% 2/1/35	75,000	81,188
Series 2019, 4% 2/1/42	250,000	273,816
Little Rock School District Series 2021 A:
3% 2/1/46	2,750,000	2,769,871
3% 2/1/48	800,000	804,654
3% 2/1/50	980,000	984,812
3% 2/1/51	1,300,000	1,305,798
Pulaski County Spl. School District Series 2017, 4% 2/1/48 (Pre-Refunded to 8/1/22 @ 100)	1,525,000	1,545,935
Springdale Pub. Facilities Board Hosp. Rev. (Arkansas Children's Northwest Proj.) Series 2016, 5% 3/1/34	250,000	282,013
Springdale School District No. 050 Series 2017, 4% 6/1/40	1,050,000	1,057,272
TOTAL ARKANSAS		12,857,683
California - 2.8%
ABAG Fin. Auth. for Nonprofit Corporations Rev. Series 2014 A, 5% 8/1/43	790,000	830,294
Alta Loma School District:
Series 2019 B, 5% 8/1/44	500,000	586,112
Series 2020 C, 4% 8/1/45	500,000	567,804
Antelope Valley Cmnty. College District:
Series 2017 A, 4.5% 8/1/38 (Pre-Refunded to 2/15/27 @ 100)	1,175,000	1,346,181
Series B, 3% 8/1/50	250,000	250,703
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds Series 2021 B, 0.280% x SIFMA Municipal Swap Index 0.48%, tender 4/1/24 (b)(c)	365,000	365,252
Series 2019 SH, 5% 4/1/44 (Pre-Refunded to 4/1/29 @ 100)	250,000	306,039
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds:
Series 2021 A, 4%, tender 12/1/27 (b)	1,835,000	2,017,394
Series 2021 B1, 4%, tender 8/1/31 (b)	5,490,000	6,255,114
California Cmnty. Hsg. Agcy. Essential Hsg. Rev.:
Series 2020 A:
5% 2/1/50 (e)	905,000	924,534
5% 8/1/50 (e)	250,000	260,444
Series 2021 A:
4% 2/1/56 (e)	120,000	114,013
4% 2/1/56 (e)	1,820,000	1,746,816
Series 2021 A1, 4% 2/1/56 (e)	500,000	500,765
Series 2021 A2:
4% 8/1/46 (e)	315,000	284,426
4% 2/1/50 (e)	1,125,000	990,494
California Edl. Facilities Auth. Rev.:
Series 2017 A, 5% 4/1/47	120,000	135,339
Series T1, 5% 3/15/39	915,000	1,247,722
Series V1, 5% 5/1/49	950,000	1,375,149
California Gen. Oblig.:
Series 2013:
5% 9/1/31	610,000	645,050
5% 4/1/37	570,000	594,256
Series 2014, 5% 10/1/39	430,000	466,807
Series 2015, 5% 3/1/30	570,000	628,935
Series 2016, 5% 8/1/27	290,000	333,549
Series 2018:
5% 8/1/30	535,000	644,269
5% 10/1/47	245,000	276,076
5.25% 10/1/39	750,000	858,211
Series 2019:
4% 10/1/34	1,925,000	2,201,515
4% 10/1/36	1,145,000	1,304,391
5% 4/1/32	165,000	213,534
Series 2020:
3% 11/1/35	300,000	315,513
4% 3/1/36	1,870,000	2,139,016
4% 3/1/37	1,925,000	2,199,444
4% 11/1/37	1,395,000	1,609,008
4% 3/1/38	900,000	1,026,450
4% 3/1/40	800,000	909,348
4% 3/1/46	1,925,000	2,164,141
Series 2021:
4% 10/1/36	750,000	863,842
4% 10/1/41	1,715,000	1,959,899
5% 9/1/32	275,000	352,262
5% 12/1/35	365,000	458,860
5% 12/1/36	545,000	684,372
5% 9/1/41	405,000	512,335
5% 10/1/41	385,000	482,932
California Health Facilities Fing. Auth. Rev.:
Bonds Series 2017 A, 5%, tender 11/1/22 (b)	230,000	236,147
Series 2012 A, 5% 10/1/33	335,000	342,988
Series 2015:
5% 11/15/28	105,000	118,389
5% 11/15/32	20,000	22,481
5% 11/15/33	200,000	224,657
Series 2016 A:
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	500,000	564,779
5% 11/15/41 (Pre-Refunded to 11/15/25 @ 100)	840,000	948,829
Series 2017 A2, 5% 11/1/47	900,000	1,248,860
Series 2018 A:
5% 11/15/35	180,000	211,252
5% 11/15/38	120,000	140,338
Series 2019:
4% 11/15/45	500,000	559,537
5% 11/15/49	2,340,000	2,662,574
Series 2020 A:
4% 4/1/37	365,000	405,747
4% 4/1/38	145,000	160,670
4% 4/1/40	255,000	280,826
4% 4/1/44	250,000	273,342
4% 4/1/45	950,000	1,036,675
Series 2021 A:
3% 8/15/51	500,000	493,087
4% 8/15/48	8,700,000	9,783,267
5% 8/15/51	1,625,000	1,983,225
Series 2022 A, 4% 5/15/46 (f)	1,215,000	1,353,553
California Hsg. Fin. Agcy. Series 2019 A, 4.25% 1/15/35	308,268	348,169
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	840,000	999,715
5% 8/1/49	1,445,000	1,713,609
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Brightline West Passenger Rail Proj.) Series 2020 A, 0.85%, tender 1/26/23 (b)(d)(e)	2,300,000	2,293,615
California Muni. Fin. Auth. (United Airlines, Inc. Los Angeles Int'l. Arpt. proj.) Series 2019, 4% 7/15/29 (d)	500,000	537,964
California Muni. Fin. Auth. Mobile Home Park Sr. Rev.:
(Caritas Affordable Hsg., Inc. Proj.) Series 2014 A, 5.25% 8/15/39	85,000	90,111
(Caritas Affordable Hsg., Inc. Projs.) Series 2014 A, 5.25% 8/15/49	235,000	248,140
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/36 (d)	395,000	455,577
5% 12/31/43 (d)	3,510,000	4,013,527
5% 12/31/47 (d)	1,185,000	1,347,831
Series 2015, 5.5% 11/1/45 (e)	250,000	276,001
Series 2017 A:
5% 2/1/42	300,000	345,079
5% 11/1/47	250,000	276,786
Series 2021 A:
3% 2/1/46	500,000	479,234
4% 2/1/41	500,000	564,918
4% 2/1/51	800,000	881,743
Series 2021:
3% 10/1/46	250,000	236,179
3% 10/1/49	250,000	234,661
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2021 B, 0.375%, tender 7/15/22 (b)(d)	480,000	478,882
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, LLC - Orchard Park Student Hsg. Proj.) Series 2021, 3% 5/15/54 (Build America Mutual Assurance Insured)	250,000	234,166
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/48	500,000	564,823
5% 5/15/51	500,000	563,848
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/49	180,000	204,190
5% 5/15/52	150,000	169,938
Series 2018:
5% 5/15/36	750,000	881,995
5% 5/15/39	1,100,000	1,286,518
5% 5/15/43	1,100,000	1,279,644
California Pub. Fin. Auth.:
(Enso Village Proj.) Series 2021 B1, 3.125% 5/15/29 (e)	100,000	100,187
(Enso Villiage Proj.) Series 2021 B2, 2.375% 11/15/28 (e)	90,000	90,068
Series 2021 A, 5% 11/15/46 (e)	45,000	49,375
Series 2021 B3, 2.125% 11/15/27 (e)	160,000	159,955
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.) Series 2021 B:
4% 5/1/38	120,000	136,516
4% 5/1/46	310,000	347,027
Series 2013 A, 5% 3/1/38	275,000	285,091
Series 2014 B, 5% 10/1/34	620,000	674,386
California School Facilities Fing. Auth. Series 2009 A, 0% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	500,000	147,151
California School Fin. Auth. Charter School Rev.:
Series 2016:
5% 8/1/41 (e)	195,000	213,316
5% 8/1/41 (Pre-Refunded to 8/1/25 @ 100) (e)	25,000	28,008
Series 2021 A:
4% 6/1/51 (e)	500,000	488,997
4% 6/1/61 (e)	250,000	242,753
4% 6/1/61 (e)	250,000	254,138
California School Fin. Auth. College (NCCD-Santa Rosa Properties LLC, Sonoma County Jr. College District Proj.) Series 2021 A, 2.75% 11/1/60	300,000	227,480
California State Univ. Rev.:
Series 2015 A:
5% 11/1/30	400,000	449,767
5% 11/1/31	900,000	1,011,632
Series 2019 A, 5% 11/1/44	2,600,000	3,166,944
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/47	485,000	544,043
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 5% 1/1/43	250,000	288,521
California Statewide Cmntys. Dev. Auth. Rev.:
(899 Charleston Proj.) Series 2014 A, 5.375% 11/1/49 (e)	210,000	218,455
(The Terraces at San Joaquin Gardens Proj.) Series 2012 A:
6% 10/1/42 (Pre-Refunded to 10/1/22 @ 100)	320,000	329,593
6% 10/1/47 (Pre-Refunded to 10/1/22 @ 100)	50,000	51,499
Series 2014 A, 5.5% 12/1/54	1,240,000	1,357,098
Series 2014 B, 5% 7/1/28 (Pre-Refunded to 7/1/24 @ 100)	355,000	385,176
Series 2014, 6.375% 11/1/43	300,000	320,291
Series 2016 A:
5% 12/1/27 (e)	180,000	204,336
5% 12/1/46 (e)	545,000	609,093
5.25% 12/1/56 (e)	1,240,000	1,393,496
Series 2018 A:
5.25% 12/1/48 (e)	105,000	121,720
5.5% 12/1/58 (e)	2,010,000	2,352,672
Series 2019 B:
4% 9/2/29	190,000	204,446
5% 9/2/34	65,000	75,133
5% 9/2/39	60,000	68,965
5% 9/2/44	60,000	68,370
5% 9/2/49	30,000	33,977
Series 2021 A:
3% 4/1/37	850,000	850,158
4% 9/2/28	15,000	16,292
4% 9/2/29	15,000	16,380
4% 9/2/30	20,000	21,871
4% 9/2/31	15,000	16,466
4% 9/2/41	100,000	108,625
4% 9/2/51	60,000	64,049
Series 2021 B:
4% 9/2/41	265,000	285,806
4% 9/2/51	320,000	339,438
Series 2021 C1, 4% 9/2/41	300,000	317,203
California Statewide Fing. Auth.:
Series 2002 A, 6% 5/1/43	90,000	91,684
Series 2006 C, 0% 6/1/55 (e)	3,000,000	261,925
Chino Valley Unified School District Series 2020 B:
3.375% 8/1/50	1,100,000	1,133,615
4% 8/1/45	2,000,000	2,261,381
Chula Vista Elementary School District Series 2019, 0% 8/1/23	500,000	492,130
CMFA Spl. Fin. Agcy. Essential Hsg. Rev. Series 2021, 4% 8/1/45 (e)	1,075,000	961,775
CMFA Spl. Fin. Agcy. XII Series 2022 A2, 4.375% 8/1/49 (e)	200,000	176,560
Coachella Valley Unified School District Series 2016 F, 5% 8/1/46	1,300,000	1,462,598
Coast Cmnty. College District:
Series 2017 D, 4.5% 8/1/39 (Pre-Refunded to 8/1/27 @ 100)	1,800,000	2,083,800
Series 2019 F, 0% 8/1/43	250,000	128,756
Compton Unified School District Series 2019 B, 0% 6/1/39	250,000	143,879
Corona-Norco Unified School District Series 2019 C, 4% 8/1/49	800,000	883,061
Coronado Calif Cmnty. Dev. Agcy. S Series 2018 A, 5% 9/1/24	640,000	698,298
Cotati-Rohnert Park Unified School District Series 2018 C, 5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	250,000	282,850
CSCDA Cmnty. Impt. Auth. Essential Hsg. Rev.:
Series 2020 A, 5% 7/1/51 (e)	300,000	316,453
Series 2021 A, 4% 8/1/56 (e)	585,000	556,735
Series 2021 A2:
4% 7/1/56 (e)	525,000	526,195
4% 7/1/56 (e)	300,000	285,464
4% 9/1/56 (e)	195,000	195,459
4% 10/1/56 (e)	1,715,000	1,655,721
Series 2021 B, 4% 3/1/57 (e)	585,000	498,452
Ctr. Joint Unified School Ditrict Series 2021 B, 3% 8/1/51	900,000	901,674
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2015 A, 5% 6/1/28	250,000	279,156
El Monte Union High School District Series 2019, 5% 6/1/49	1,900,000	2,202,381
Enterprise Elementary School District Series 2020 B, 5% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	500,000	563,214
Escondido Gen. Oblig. Series 2015, 5% 9/1/36	750,000	838,412
Firebaugh Las Deltas Unified School District Series 2017 A, 5.25% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	500,000	592,274
Fontana Unified School District Gen. Oblig. Series 2012 C:
0% 8/1/35 (Pre-Refunded to 8/1/22 @ 50.022)	1,100,000	548,658
0% 8/1/36 (Pre-Refunded to 8/1/22 @ 46.467)	1,100,000	509,664
0% 8/1/38 (Pre-Refunded to 8/1/22 @ 41.005)	250,000	102,217
0% 8/1/39 (Pre-Refunded to 8/1/22 @ 38.591)	250,000	96,199
0% 8/1/43 (Pre-Refunded to 8/1/22 @ 100)	250,000	75,800
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Bonds Series 2014 B2, 3.5%, tender 1/15/53 (b)	300,000	306,818
Series 2013 B2, 3.5% 1/15/53 (b)	500,000	517,023
Series 2021 A, 4% 1/15/46	1,600,000	1,756,280
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2007 A2, 5.3% 6/1/37 (Pre-Refunded to 6/1/22 @ 100)	250,000	252,935
Series 2015 A:
5% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	610,000	680,108
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	360,000	401,375
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	800,000	891,945
Series 2018 A1:
3.5% 6/1/36 (Pre-Refunded to 6/1/22 @ 100)	250,000	251,819
5% 6/1/33 (Pre-Refunded to 6/1/28 @ 100)	1,200,000	1,439,600
5% 6/1/47 (Pre-Refunded to 6/1/22 @ 100)	500,000	505,499
5.25% 6/1/47 (Pre-Refunded to 6/1/22 @ 100)	250,000	252,904
Series 2018 A2, 5% 6/1/47 (Pre-Refunded to 6/1/22 @ 100)	800,000	808,597
Series 2021 B2, 0% 6/1/66	26,000,000	3,872,622
Hartnell Cmnty. College District Gen. Oblig. Series 2020, 3% 8/1/48	300,000	302,759
Hastings Campus Hsg. Fin. Auth. Series 2020 A, 5% 7/1/61	1,400,000	1,540,695
Inland Empire Tobacco Securitization Auth. Series 2007:
0% 6/1/57	6,500,000	555,796
0% 6/1/57 (e)	17,305,000	1,146,839
0% 6/1/57 (e)	11,325,000	608,389
Invesco California Value Muni. Income Trust 1.25% 12/1/22 (b)(e)	3,500,000	3,500,000
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012, 4% 9/2/27	20,000	20,244
Series 2012, 4% 9/2/28	25,000	25,296
Irvine Unified School District Cmnty. Facilities District Series 2017 D, 5% 3/1/57	320,000	359,425
Jurupa Unified School District Series 2019 C, 5.25% 8/1/43	800,000	975,080
Kern Cmnty. College District Gen. Oblig. Series 2020 A, 3% 8/1/46	800,000	808,246
Live Oak School District Ctfs. of Prtn. (2016 Rfdg. and School Fing. Projs.) Series 2016, 5% 8/1/39 (Assured Guaranty Muni. Corp. Insured)	500,000	565,021
Long Beach Arpt. Rev. Series 2010 A, 5% 6/1/30	500,000	501,874
Los Angeles Cmnty. College District Series 2015 C, 5% 8/1/25	290,000	325,714
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2020 A, 5% 6/1/29	730,000	897,805
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Lacma Bldg. for the Permanent Collection Proj.) Series 2020 A:
4% 12/1/37	695,000	798,356
4% 12/1/38	255,000	291,475
4% 12/1/39	415,000	472,040
4% 12/1/40	450,000	509,835
4% 12/1/43	275,000	309,716
(Multiple Cap. Projs. II) Series 2012:
5% 8/1/29	245,000	249,426
5% 8/1/37	245,000	249,426
(Multiple Cap. Projs.) Series 2015 A, 5% 12/1/33	340,000	372,704
Series 2019 E1, 5% 12/1/49	925,000	1,126,761
Los Angeles County Sanitation District Fin. Auth. Rev. Series 2016 A, 4% 10/1/42	875,000	950,717
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/44 (d)	500,000	573,603
Series 2019 E:
5% 5/15/36	250,000	299,168
5% 5/15/44	1,050,000	1,241,183
Series 2020 A, 5% 5/15/40	800,000	970,397
Series 2020 C, 5% 5/15/45 (d)	2,600,000	3,082,729
Series 2022 A:
4% 5/15/37 (d)	700,000	790,156
4% 5/15/38 (d)	1,200,000	1,351,553
Series 2022 C:
3.25% 5/15/49 (d)	250,000	245,457
4% 5/15/38 (d)	750,000	844,720
5% 5/15/26 (d)	300,000	339,446
Series A, 5% 5/15/51 (d)	1,850,000	2,205,969
Series F, 5% 5/15/44 (d)	790,000	920,796
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2022 A, 5% 7/1/41	500,000	623,125
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2016 B, 5% 7/1/34	250,000	281,868
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	180,000	180,000
5% 3/1/31 (Pre-Refunded to 3/1/22 @ 100)	190,000	190,000
5% 3/1/32 (Pre-Refunded to 3/1/22 @ 100)	85,000	85,000
Los Angeles Unified School District:
Series 2018 B1, 5.25% 7/1/42	6,650,000	7,946,944
Series 2020 C:
4% 7/1/33	500,000	576,616
4% 7/1/36	750,000	859,193
4% 7/1/37	750,000	858,527
Los Angeles Wastewtr. Sys. Rev. Series 2018 A, 5% 6/1/43	950,000	1,138,678
Martinez Unified School District Series 2021, 4% 8/1/51 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,947,702
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2017 C, SIFMA Municipal Swap Index + 0.140% 0.34%, tender 5/21/24 (b)(c)	1,570,000	1,568,773
Series 2017 D, SIFMA Municipal Swap Index + 0.140% 0.34%, tender 5/21/24 (b)(c)	610,000	609,523
Series 2017 E, SIFMA Municipal Swap Index + 0.140% 0.34%, tender 7/1/37 (b)(c)	415,000	414,676
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	215,000	256,130
Series 2009 B, 6.5% 11/1/39	595,000	877,947
Series 2009 C, 6.5% 11/1/39	290,000	427,907
Napa Valley Unified School District Series 2019 C, 4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	950,000	1,039,421
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 B, 3 month U.S. LIBOR + 0.720% 0.864% 7/1/27 (b)(c)	1,100,000	1,095,407
Novato Unified School District Series 2020 C, 2% 8/1/39	500,000	451,416
Paramount Unified School District Series 2013, 0% 8/1/43 (Pre-Refunded to 8/1/23 @ 26)	1,700,000	435,477
Peninsula Corridor Joint Powers Board Series 2022 A, 5% 6/1/47	500,000	616,168
Pomona Unified School District Series 2012 E, 5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	250,000	254,273
Rancho Cucamonga Redev. Agcy. Series 2014:
5% 9/1/30 (Assured Guaranty Muni. Corp. Insured)	120,000	130,759
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	340,000	370,462
5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	320,000	348,730
Richmond Joint Powers Fing. Auth. Rev. (Civic Ctr. Proj.) Series 2019 A, 5% 11/1/37 (Assured Guaranty Muni. Corp. Insured)	500,000	593,672
Riverside County Cmnty. Facilities Series 2020, 4% 9/1/45 (Assured Guaranty Muni. Corp. Insured)	500,000	549,710
Riverside County Redev. Agcy. Series 2016 B, 5% 10/1/30	300,000	335,445
Riverside County Trans. Commission Sales Tax Rev. Series 2017 B, 4% 6/1/36	2,050,000	2,275,348
Riverside County Trans. Commission Toll Rev. Series 2021 B1:
3% 6/1/49	1,075,000	1,026,224
4% 6/1/37	730,000	824,551
4% 6/1/38	500,000	563,166
4% 6/1/39	225,000	252,721
4% 6/1/40	1,335,000	1,496,809
4% 6/1/41	215,000	240,302
4% 6/1/46	480,000	530,288
Riverside Unified School District Gen. Oblig. Series 2019 B, 4% 8/1/42	750,000	829,018
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/37 (d)	245,000	282,548
Sacramento County Sanitation District Fing. Auth. Rev. Series 2020 A, 5% 12/1/45	875,000	1,076,486
Sacramento County Wtr. Fing. Auth. Rev. Series 2022 A, 4% 11/1/25	1,300,000	1,412,734
Sacramento Spl. Tax Greenbriar Cmnty. Facilities District No. 2018-03 Area No. 1 Series 2021:
4% 9/1/41	120,000	130,108
4% 9/1/46	145,000	155,905
Sacramento TOT Rev. Series 2018 A:
5% 6/1/29	250,000	293,438
5% 6/1/30	750,000	879,870
San Bernardino Cmnty. College District Series 2019 A, 3% 8/1/41 (Pre-Refunded to 8/16/27 @ 100)	675,000	729,273
San Diego California Assn. Govts. South Bay Series 2017 A, 5% 7/1/30	250,000	292,865
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100) (d)	690,000	725,332
Series 2021 B:
4% 7/1/46 (d)	500,000	545,472
4% 7/1/51 (d)	250,000	271,658
4% 7/1/56 (d)	1,500,000	1,610,921
5% 7/1/51 (d)	500,000	590,133
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 A, 5% 10/15/44	500,000	552,220
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2020, 3% 8/1/50	1,500,000	1,479,671
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 2019 A, 5% 5/1/44 (d)	1,785,000	2,063,859
Series 2017 A, 5% 5/1/47 (d)	1,000,000	1,124,084
Series 2018 D, 5% 5/1/48 (d)	1,000,000	1,142,457
Series 2019 A, 5% 5/1/49 (d)	1,550,000	1,782,688
Series 2019 E:
5% 5/1/35 (d)	1,000,000	1,172,985
5% 5/1/37 (d)	900,000	1,053,956
5% 5/1/45 (d)	250,000	288,560
5% 5/1/50 (d)	2,000,000	2,290,480
Series 2019 F, 5% 5/1/50	3,100,000	3,651,669
Series 2020 A, 5% 5/1/38 (d)	760,000	902,363
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2020 D, 3% 11/1/50	250,000	250,720
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 2014 B, 5.25% 1/15/44	400,000	434,600
Series 2021 A, 4% 1/15/50	600,000	656,722
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/30	190,000	212,449
5% 10/1/33	135,000	150,822
San Mateo Cmnty. Facilities District No. 2008 1 Spl. Tax Series 2012:
5.875% 9/1/32	165,000	167,897
6% 9/1/42	90,000	91,507
Santa Ana Unified School District Series 2009 B, 0% 8/1/47 (Assured Guaranty Corp. Insured)	500,000	197,356
Santa Clara Valley Wtr. District Series 2019 A, 5% 6/1/49	250,000	285,233
Santa Margarita Wtr. District Spl. Tax Series 2013, 5.625% 9/1/43	145,000	151,833
Santa Monica Cmnty. College District Gen. Oblig. Series 2018 A, 4% 8/1/47	950,000	1,065,159
Sierra Joint Cmnty. College District Series 2018 A, 4% 8/1/53	500,000	559,537
Solano Cmnty. College District Series 2017, 5.25% 8/1/42 (Pre-Refunded to 8/15/27 @ 100)	1,600,000	1,916,690
Southern California Pub. Pwr. Auth. Series 2020 1, 5% 4/1/24	300,000	320,884
Stockton Unified School District Gen. Oblig. Series 2011, 0% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	300,000	163,690
Successor Agcy. to the Inland Valley Dev. Agcy. Tax Allocation Series 2014 A:
5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	235,000	252,012
5.25% 9/1/37	500,000	535,656
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/60	1,275,000	254,291
Tobacco Securitization Auth. Southern California Tobacco Settlement:
Series 2006 2C, 0% 6/1/46	1,945,000	366,772
Series 2006 3D, 0% 6/1/46	320,000	53,806
Series 2019 B2, 0% 6/1/54	300,000	55,935
Tulare County Trans. Auth. Sales Tax Rev. Series 2020, 4% 2/1/37	800,000	914,205
Turlock Irrigation District Rev. Series 2019, 5% 1/1/44	500,000	603,956
Twin Rivers Unified School District Series 2008, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	500,000	389,546
Univ. of California Revs.:
Series 2017 M, 5% 5/15/47	610,000	704,115
Series 2018 AZ:
5% 5/15/43	950,000	1,132,459
5.25% 5/15/58	750,000	898,685
Series 2018 O, 5.5% 5/15/58	1,825,000	2,214,608
Series 2020 BE, 4% 5/15/50	250,000	279,383
Val Verde Unified School District Series 2021 F, 3% 8/1/47 (Assured Guaranty Muni. Corp. Insured)	500,000	500,887
West Contra Costa Calif Health Series 2021, 3% 7/1/42	250,000	253,463
West Contra Costa Unified School District Series 2021 A1, 3% 8/1/51 (Assured Guaranty Muni. Corp. Insured)	250,000	247,983
West Sacramento Fing. Auth. Spl. Tax Rev. Series 2006 A, 5% 9/1/34	120,000	149,679
TOTAL CALIFORNIA		246,851,691
Colorado - 0.5%
Adams 12 Five Star Schools Series 2016 B, 5% 12/15/30	1,175,000	1,358,665
Aerotropolis Reg'l. Trans. Auth. Spl. Rev. Series 2021, 4.375% 12/1/52	1,105,000	1,043,097
Arista Metropolitan District Broomfield Gen. Oblig. and Spl. Rev. Series 2018 A, 5.125% 12/1/48	500,000	524,604
Arkansas River Pwr. Auth. Rev. Series 2018 A, 5% 10/1/43	400,000	452,502
Berthoud-Heritage Metropolitan District No. 1 Ltd. Tax Supported Rev. Series 2019, 5.625% 12/1/48	525,000	554,258
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/35	140,000	163,571
4% 12/15/36	280,000	325,645
4% 12/15/38	280,000	323,787
Colorado Edl. & Cultural Facilities Auth. (New Vision Charter School Proj.) Series 2022 A:
4% 6/1/52	250,000	271,868
4% 6/1/56	250,000	269,578
Colorado Health Facilities Auth.:
(Adventist Health Sys. / Sunbelt Obligated Group) Series 2016 A, 5% 11/15/41	610,000	688,356
(Christian Living Neighborhoods Proj.) Series 2016:
5% 1/1/31	80,000	84,400
5% 1/1/37	100,000	105,040
(Frasier Meadows Retirement Cmnty. Proj.) Series 2017 B:
5% 5/15/33	100,000	104,556
5% 5/15/39	135,000	141,150
Series 2018 A, 5% 12/1/48	250,000	281,264
Series 2019 A:
4% 11/15/43	345,000	383,303
5% 11/1/44	1,215,000	1,434,377
Series 2019 A1, 4% 8/1/44	500,000	541,804
Series 2019 A2:
3.25% 8/1/49	250,000	239,370
4% 8/1/49	3,020,000	3,252,209
5% 8/1/44	645,000	748,493
Series 2021 A:
3% 11/15/51	2,300,000	2,237,331
4% 11/15/46	650,000	735,853
4% 11/15/50	3,715,000	4,188,349
5% 11/15/41	250,000	313,031
Colorado Health Facilities Auth. Rev.:
(Mental Health Ctr. of Denver Proj.) Series 2014, 5.75% 2/1/44	215,000	226,363
(Sunny Vista Living Ctr. Proj.) Series 2015 A:
5.75% 12/1/35 (e)	100,000	94,193
6.125% 12/1/45 (e)	400,000	374,593
6.25% 12/1/50 (e)	350,000	328,875
Series 2013 A, 5.25% 1/1/40 (Pre-Refunded to 1/1/23 @ 100)	875,000	905,970
Series 2013, 8% 8/1/43	245,000	257,236
Colorado High Performance Trans. Enterprise C-470 Express Lanes Sr. Rev. Series 2017:
5% 12/31/47	425,000	467,145
5% 12/31/51	945,000	1,037,328
5% 12/31/56	1,385,000	1,518,294
Colorado Hsg. & Fin. Auth. Series 2018 C, 4.25% 11/1/48	490,000	520,275
Colorado Int'l. Ctr. Metropolitan District No. 14 Ltd. Tax Gen. Oblig. Series 2018, 5.875% 12/1/46	500,000	527,571
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020, 4% 7/15/40	300,000	356,089
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 4.5% 6/1/44	925,000	955,444
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2016 A, 5% 11/1/46	610,000	697,304
Denver City & County Arpt. Rev.:
Series 2013 B, 5% 11/15/43	150,000	158,037
Series 2018 A:
5% 12/1/25 (d)	750,000	835,339
5% 12/1/35 (d)	1,000,000	1,167,272
5% 12/1/43 (d)	685,000	793,847
5% 12/1/48 (d)	305,000	351,205
5.25% 12/1/48 (d)	2,700,000	3,150,632
Denver City & County Ctfs. of Prtn. Series 2018 A, 5.375% 6/1/43	500,000	569,599
Denver City & County Spl. Facilities Arpt. Rev. (United Airlines, Inc. Proj.) Series 2017, 5% 10/1/32 (d)	2,255,000	2,343,390
Dominion Wtr. & Sanitation District Series 2016, 5.75% 12/1/36	500,000	511,329
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.384%, tender 9/1/24 (b)(c)	800,000	798,892
Series 2000 B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	248,858
Eagle Garfield & Routt Counties School District Series 2021, 4% 12/1/51 (Assured Guaranty Muni. Corp. Insured)	550,000	608,899
Fruita Healthcare Rev. (The Colorado Canyons Hosp. and Med. Ctr. Proj.) Series 2017 A, 5.5% 1/1/48 (e)	250,000	270,266
Hogback Metropolitan District Series 2021 A, 5% 12/1/51	500,000	495,753
Park Creek Metropolitan District Sr. Ltd. Property Tax Supported Rev.:
Series 2015 A, 5% 12/1/45	1,185,000	1,293,731
Series 2019 A:
4% 12/1/39 (Assured Guaranty Muni. Corp. Insured)	250,000	285,152
4% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	500,000	563,351
Pub. Auth. For Colorado Energy Rev. Series 2008:
6.25% 11/15/28	365,000	436,998
6.5% 11/15/38	1,725,000	2,484,046
Pueblo Urban Renewal Auth. Tax Increment Rev. (Evraz Proj.) Series 2021 A, 4.75% 12/1/45 (e)	245,000	258,429
Rampart Range Metropolitan District No. 5 Ltd. Tax Supported & Spl. Rev. Series 2021, 4% 12/1/51	540,000	512,924
Vauxmont Metropolitan District Series 2020:
5% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	45,000	54,945
5% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	20,000	24,353
5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	90,000	107,420
Villages at Castle Rock Metropolitan District Series 2021 A, 4.125% 12/1/51 (e)	500,000	455,262
TOTAL COLORADO		47,813,070
Connecticut - 0.3%
Bridgeport Gen. Oblig. Series 2016 D:
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	500,000	569,649
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	500,000	568,728
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	250,000	284,134
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	250,000	283,676
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/35	285,000	315,203
Series 2017 A, 5% 4/15/35	750,000	866,994
Series 2018 C, 5% 6/15/28	250,000	300,162
Series 2018 E:
5% 9/15/33	500,000	605,899
5% 9/15/35	290,000	346,281
5% 9/15/35	250,000	302,457
5% 9/15/37	250,000	298,313
Series 2018 F, 5% 9/15/28	1,300,000	1,569,095
Series 2019 A:
4% 4/15/37	250,000	282,004
5% 4/15/36	250,000	301,499
Series 2021 A, 3% 1/15/39	2,600,000	2,626,424
Series 2021 B, 3% 6/1/38	250,000	254,378
Series 2022 B:
3% 1/15/40	500,000	503,744
3% 1/15/42	650,000	652,212
Connecticut Health & Edl. Facilities Auth. Rev.:
(Church Home of Hartford, Inc. Proj.) Series 2016 A:
5% 9/1/46 (e)	100,000	105,936
5% 9/1/53 (e)	100,000	105,595
Series 2012 J, 5% 7/1/42	935,000	948,141
Series 2016 F:
5% 7/1/31	240,000	264,370
5% 7/1/32	250,000	274,738
5% 7/1/33	160,000	175,626
5% 7/1/34	110,000	120,601
5% 7/1/43	620,000	672,605
Series 2019, 4% 7/1/44	405,000	427,754
Series L1:
4% 7/1/22	25,000	25,267
4% 7/1/23	40,000	41,505
Series N:
4% 7/1/39	550,000	587,460
4% 7/1/49	690,000	726,153
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.) Series 2019 B, 3.25% 11/15/35 (d)	250,000	246,249
Connecticut Hsg. Fin. Auth. Series 2018 C1, 4% 11/15/45	700,000	740,898
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 A, 5% 9/1/30	750,000	815,416
Series 2016 A:
5% 9/1/31	1,600,000	1,834,554
5% 9/1/33	1,300,000	1,483,294
Series 2018 A:
5% 1/1/31	750,000	883,838
5% 1/1/33	765,000	899,556
5% 1/1/36	500,000	587,293
Series 2020 A:
3.125% 5/1/40	500,000	507,679
4% 5/1/39	1,050,000	1,185,553
5% 5/1/32	275,000	340,167
Hamden Gen. Oblig. (Whitney Ctr. Proj.) Series 2019:
5% 1/1/40	545,000	571,616
5% 1/1/50	565,000	586,468
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/32 (Assured Guaranty Muni. Corp. Insured)	800,000	887,830
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (e)	200,000	200,132
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/35	500,000	594,613
Waterbury Gen. Oblig. Series 2013, 5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	120,000	128,093
TOTAL CONNECTICUT		27,899,852
Delaware - 0.2%
Delaware Econ. Dev. Auth. Retirement Communitites Rev. Series 2018 B, 5% 11/15/48	730,000	811,342
Delaware Health Facilities Auth. Rev.:
(Beebe Med. Ctr. Proj.) Series 2018:
5% 6/1/37	60,000	70,202
5% 6/1/43	1,025,000	1,186,492
5% 6/1/48	740,000	848,644
5% 6/1/50	485,000	554,275
(Nanticoke Memorial Hosp. Proj.) Series 2013:
5% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	245,000	257,345
5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	495,000	519,942
Beebe Med. Ctr. Proj.) Series 2018, 4.375% 6/1/48	250,000	273,855
Series 2020 A:
4% 10/1/49	1,010,000	1,113,121
5% 10/1/34	800,000	974,807
5% 10/1/35	900,000	1,095,673
5% 10/1/37	1,000,000	1,215,720
5% 10/1/38	750,000	910,250
5% 10/1/40	250,000	302,470
5% 10/1/45	2,720,000	3,262,975
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/33	150,000	186,378
5% 9/1/34	245,000	304,104
5% 9/1/35	120,000	148,692
Kent County Student Hsg. & Dining Facility Rev. (CHF Dover, L.L.C. Delaware State Univ. Proj.) Series 2018 A:
5% 7/1/32	15,000	16,500
5% 7/1/40	70,000	76,146
5% 7/1/48	180,000	193,825
5% 7/1/53	515,000	553,151
5% 7/1/58	475,000	508,897
Sussex County Rev. (Cadbury at Lewes Proj.) Series 2016, 5% 1/1/36	615,000	654,769
The Delaware Econ. Dev. Auth. Charter School Rev.:
(Aspira of Delaware Charter Operations, Inc. Proj.) Series 2022 A, 3% 6/1/32	300,000	290,186
(Newark Charter School, Inc. Proj.) Series 2020:
4% 9/1/30	15,000	16,398
5% 9/1/40	80,000	94,141
5% 9/1/50	105,000	121,829
TOTAL DELAWARE		16,562,129
District Of Columbia - 0.4%
District of Columbia Rev.:
(Ingleside at Rock Creek Proj.) Series 2017 A:
5% 7/1/32	220,000	232,889
5% 7/1/37	235,000	247,787
5% 7/1/42	395,000	414,159
5% 7/1/52	905,000	941,837
Series 2009 A:
5.125% 1/1/35	95,000	97,113
5.25% 1/1/39	60,000	61,356
Series 2009, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	535,000	542,699
Series 2012 A:
5% 6/1/32 (Pre-Refunded to 12/1/22 @ 100)	130,000	133,985
5% 6/1/42 (Pre-Refunded to 12/1/22 @ 100)	750,000	772,988
Series 2016 A:
5% 6/1/36	180,000	197,598
5% 6/1/41	120,000	130,939
5% 6/1/46	175,000	190,154
Series 2019:
4% 7/1/39	420,000	456,105
4% 7/1/44	60,000	64,469
4% 7/1/49	670,000	715,496
Series 2020:
5% 6/1/50	120,000	134,510
5% 6/1/55	250,000	277,944
District of Columbia Student Dorm. Rev. Series 2013, 5% 10/1/45	250,000	254,245
District of Columbia Tax Increment Rev.:
(Bryant Street Proj.) Series 2019, 4% 6/1/39	250,000	282,685
(Union Market Infastructure Proj.) Series 2021 A, 0% 6/1/46 (e)(g)	215,000	162,432
District of Columbia Tobacco Settlement Fing. Corp.:
Series 2006 A, 0% 6/15/46	5,895,000	1,322,366
Series 2006 B, 0% 6/15/46	1,395,000	233,990
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2013 A, 5% 10/1/48 (Pre-Refunded to 10/1/23 @ 100)	690,000	732,681
Series 2015 B, 5% 10/1/37	410,000	458,449
Series 2019 A, 5% 10/1/44	400,000	484,148
Howard Univ. 4.756% 10/1/51	250,000	262,200
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	1,600,000	1,715,410
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	530,000	579,538
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2014 A, 5% 10/1/53	1,000,000	1,003,607
Series 2019 A, 5% 10/1/44	1,250,000	1,488,989
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	740,000	798,571
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/34	85,000	101,192
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 4% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	3,600,000	3,982,561
Series 2009 B:
0% 10/1/37	775,000	493,534
0% 10/1/38	605,000	353,133
0% 10/1/39	120,000	67,157
0% 10/1/40	305,000	163,561
Series 2009 C, 6.5% 10/1/41 (Assured Guaranty Corp. Insured) (Pre-Refunded to 10/1/26 @ 100)	960,000	1,168,722
Series 2010 B, 6.5% 10/1/44	1,910,000	2,424,550
Series 2019 218, 4% 10/1/44	600,000	651,608
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2018 A:
5% 10/1/43 (d)	2,145,000	2,480,935
5% 10/1/48 (d)	1,180,000	1,356,264
Series 2020 A:
5% 10/1/31 (d)	500,000	606,633
5% 10/1/32 (d)	500,000	603,970
5% 10/1/33 (d)	250,000	301,693
Series 2021 A:
5% 10/1/29 (d)	1,300,000	1,560,393
5% 10/1/35 (d)	500,000	612,300
5% 10/1/46 (d)	485,000	581,273
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/43	610,000	703,628
TOTAL DISTRICT OF COLUMBIA		33,604,446
Florida - 1.2%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at the Univ. of Florida, Inc. Proj.) Series 2012 A, 8% 10/1/42	120,000	127,241
Alachua County Health Facilities Auth. Health Facilities Rev.:
(East Ridge Retirement Villiage, Inc. Proj.) Series 2014:
6% 11/15/34	330,000	301,858
6.375% 11/15/49	575,000	516,430
Series 2014 A, 5% 12/1/44	1,625,000	1,761,134
Series 2019 A, 4% 12/1/49	610,000	667,218
Boggy Creek Impt. District Spl. Assessment Rev. Series 2013, 5.125% 5/1/43	580,000	597,405
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 5% 4/1/39	365,000	390,521
Broward County Arpt. Sys. Rev.:
Series 2013 C, 5.25% 10/1/30 (Pre-Refunded to 10/1/23 @ 100)	570,000	607,021
Series 2019 A:
4% 10/1/49 (d)	935,000	1,001,093
5% 10/1/33 (d)	15,000	17,725
5% 10/1/49 (d)	500,000	578,638
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/30	100,000	118,265
5% 10/1/34	100,000	116,753
Cap. Trust Agcy. Rev.:
(The Marie Selby Botanical Gardens, Inc. Proj.) Series 2021:
4% 6/15/41 (e)	200,000	193,709
4% 6/15/51 (e)	255,000	236,700
(Wonderful Foundations Charter School Portfolio Projs.) Series 2020 A1, 5% 1/1/55 (e)	300,000	313,487
Cap. Trust Agcy. Student Hsg. Rev. Series 2018 A, 5.25% 12/1/58 (e)	555,000	611,824
Celebration Pointe Cmnty. Dev. District No. 1 Spl. Assessment Rev.:
Series 2014:
4.75% 5/1/24	35,000	36,768
5.125% 5/1/45	60,000	62,406
Series 2017:
5% 5/1/32 (e)	70,000	75,754
5% 5/1/48 (e)	190,000	202,421
Series 2021:
3.375% 5/1/41	100,000	95,566
4% 5/1/53	250,000	251,287
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 5% 7/1/34	220,000	250,197
Series 2017, 5% 7/1/42	635,000	733,509
Series 2019 A, 5% 7/1/33	15,000	18,129
Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	475,000	555,570
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	500,000	576,559
City of Tampa Series 2021 C, 3% 10/1/36	250,000	264,951
County of Broward Tourist Dev. Tax Rev. Series 2022 A2, 4% 9/1/47	2,800,000	3,130,994
County of Osceola (Poinciana Parkway Proj.) Series 2014 B2, 0% 10/1/36 (Pre-Refunded to 10/1/31 @ 100) (g)	250,000	295,915
County Wtr.-Swr. District Collier County Wtr. Rev. Series 2021:
4% 7/1/40	1,015,000	1,168,151
4% 7/1/44	610,000	695,759
Davie Edl. Facilities Rev. (Nova Southeastern Univ. Proj.):
Series 2013 A, 6% 4/1/42 (Pre-Refunded to 4/1/23 @ 100)	1,190,000	1,254,188
Series 2018, 5% 4/1/38	345,000	401,750
Double Branch Cmnty. Dev. District Spl. Assessment Series 2013 A1, 4% 5/1/25	15,000	15,425
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/50	250,000	266,442
Fishhawk Cmnty. Dev. District IV Spl. Assessment Rev. Series 2013 A, 7.25% 5/1/43	130,000	136,772
Florida Dept. of Trans. Tpk. Rev. Series 2021 C:
3% 7/1/35	900,000	943,132
3% 7/1/46	400,000	405,497
Florida Dev. Fin. Corp. Edl. Facilities:
(Mater Academy Projs.) Series 2020 A:
5% 6/15/50	250,000	275,654
5% 6/15/55	250,000	274,627
Series 2016 A, 4.75% 7/15/36 (e)	300,000	314,688
Florida Dev. Fin. Corp. Healthcare Facility Rev. (UF Health Jacksonville Proj.) Series 2022 A:
4% 2/1/46 (Assured Guaranty Muni. Corp. Insured)	500,000	548,391
4% 2/1/52	250,000	266,179
5% 2/1/52	750,000	878,381
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 0.3%, tender 7/1/22 (b)(d)	650,000	649,181
Florida Dev. Fin. Corp. Solid Waste Disp. Rev. Series 2021, 3% 6/1/32 (d)	245,000	247,498
Florida Dev. Fin. Corp. Surface T:
Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 A, 6.5%, tender 1/1/29 (b)(d)(e)	385,000	388,311
Series 2019 B, 7.375% 1/1/49 (d)(e)	1,065,000	1,146,061
Florida Gen. Oblig. Series 2019 A:
4% 7/1/33	290,000	329,975
4% 7/1/34	420,000	476,440
Florida Higher Edl. Facilities Fing. Auth.:
(Jacksonville Univ. Proj.) Series 2018 A1:
4.5% 6/1/33 (e)	245,000	261,892
4.75% 6/1/38 (e)	450,000	484,699
5% 6/1/48 (e)	1,270,000	1,374,519
(Nova Southeastern Univ. Proj.) Series 2016:
5% 4/1/30	70,000	79,025
5% 4/1/31	160,000	180,683
5% 4/1/32	105,000	118,440
5% 4/1/36	60,000	67,564
(Ringling College Proj.) Series 2017, 4% 3/1/47	250,000	264,042
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2019 A, 5% 9/1/49	750,000	823,085
Florida State Dept. Trans. Fing. Corp. Series 2020:
3% 7/1/32	800,000	850,323
3% 7/1/33	800,000	848,196
Fort Myers Util. Sys. Rev. Series 2019 A, 4% 10/1/49	250,000	274,976
Gainesville Utils. Sys. Rev. Series 2019 A, 5% 10/1/44	1,275,000	1,542,225
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A:
5% 10/1/32 (d)	120,000	138,207
5% 10/1/47 (d)	1,825,000	2,075,700
5% 10/1/52 (d)	180,000	204,691
Series 2019 A:
5% 10/1/29 (d)	795,000	954,240
5% 10/1/32 (d)	800,000	952,286
5% 10/1/44 (d)	670,000	785,223
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2020 A, 4% 8/1/50	2,400,000	2,574,450
Hillsborough County Port District (Tampa Port Auth. Proj.) Series 2018 B:
5% 6/1/30 (d)	100,000	116,869
5% 6/1/31 (d)	105,000	122,390
5% 6/1/46 (d)	610,000	698,392
Jacksonville Edl. Facilities Rev. (Jacksonville Univ. Proj.) Series 2018 B, 5% 6/1/53 (e)	1,030,000	1,111,770
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 4% 10/1/36	750,000	820,365
Series 2020 A, 4% 10/1/37	610,000	694,383
Jacksonville Sales Tax Rev. Series 2012 A, 5% 10/1/30	365,000	373,682
Jacksonville Trans. Rev. Series 2012 A:
5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100)	300,000	307,366
5% 10/1/31 (Pre-Refunded to 10/1/22 @ 100)	230,000	235,648
Lakewood Ranch Stewardship District Spl. Assessment Rev.:
(Lakewood Centre & NW Sector Projs.) Series 2018:
5.5% 5/1/39 (e)	75,000	83,523
5.65% 5/1/48 (e)	90,000	100,119
(Lakewood Nat'l. and Polo Run Projs.) Series 2017:
4% 5/1/22	5,000	5,014
5.25% 5/1/37	220,000	239,008
5.375% 5/1/47	450,000	486,914
(Northeast Sector Proj. - Phase 1B) Series 2018:
5.3% 5/1/39	60,000	66,388
5.45% 5/1/48	105,000	115,500
(Villages of Lakewood Ranch South Proj.) Series 2016:
5% 5/1/36	110,000	116,962
5.125% 5/1/46	215,000	228,142
Laurel Road Cmnty. Dev. District Series 2021 A2, 3.125% 5/1/31	680,000	651,615
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/27 (d)	610,000	703,944
5% 10/1/29 (d)	1,050,000	1,251,404
Series 2021 B:
5% 10/1/34 (d)	800,000	973,851
5% 10/1/35 (d)	800,000	972,792
5% 10/1/39 (d)	800,000	967,231
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (The Preserve Proj.) Series 2017 A:
5.625% 12/1/37 (e)	100,000	100,844
5.75% 12/1/52 (e)	800,000	793,122
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/39	165,000	196,696
5% 4/1/44	885,000	1,046,915
Martin County Health Facilities Series 2015, 5% 11/15/45 (Pre-Refunded to 11/15/24 @ 100)	705,000	774,467
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2021 B, 4% 11/15/51	250,000	268,252
Miami Parking Sys. Rev. Series 2019:
4% 10/1/36	550,000	616,697
4% 10/1/39	300,000	334,644
Miami-Dade County:
Series 2021 A1, 4% 10/1/45 (Assured Guaranty Muni. Corp. Insured) (d)	740,000	814,567
Series 2021 B1:
4% 10/1/46 (d)	300,000	330,564
4% 10/1/50 (d)	1,950,000	2,141,663
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/28 (Pre-Refunded to 10/1/22 @ 100) (d)	435,000	445,553
5% 10/1/31 (Pre-Refunded to 10/1/22 @ 100) (d)	730,000	747,709
Series 2016 A, 5% 10/1/41	700,000	795,013
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A:
5% 4/1/40	1,380,000	1,510,350
5% 4/1/45	610,000	667,008
Series 2018 A:
5% 4/1/48	650,000	741,445
5% 4/1/53	1,215,000	1,383,011
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.):
Series 2017, 5% 8/1/42	170,000	195,287
Series 2021 A:
4% 8/1/46	250,000	277,048
4% 8/1/51	1,800,000	1,977,375
Miami-Dade County Transit Sales Surtax Rev. Series 2020 A:
4% 7/1/48	2,100,000	2,343,562
4% 7/1/50	500,000	557,996
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B:
4% 10/1/35	750,000	836,641
5% 10/1/31	950,000	1,062,611
Series 2017 C, 4% 10/1/44	950,000	1,035,998
Series 2019 B, 5% 10/1/44	1,825,000	2,206,072
Series 2021:
4% 10/1/42	250,000	284,652
4% 10/1/48	835,000	938,925
North Sumter County Util. Dependent District:
(Sumter Wtr. Conservation Auth. Proj.) Series 2021:
5% 10/1/46 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,293,408
5% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,595,021
Series 2019, 5% 10/1/54	250,000	294,203
Okaloosa County School Board Series 2022 A:
5% 10/1/25	500,000	560,754
5% 10/1/28	250,000	299,271
5% 10/1/30	250,000	310,157
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/39	770,000	871,603
Series 2019 A, 5% 10/1/47	425,000	499,939
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	185,000	194,574
Osceola County Trans. Impt. Rev. Series 2019 A1:
5% 10/1/44	250,000	289,708
5% 10/1/49	250,000	287,867
OTC Cmnty. Dev. District Jacksonville Spl. Assessment Series 2007 A, 5.3% 5/1/38	160,000	160,144
Palm Beach County Health Facilities Series 2018 A, 5% 11/15/45	315,000	350,696
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2019, 4% 8/15/49	900,000	975,198
Palm Beach County Health Facilities Auth. Rev.:
(Sinai Residences of Boca Raton Proj.) Series 2014 A:
7.25% 6/1/34	85,000	88,051
7.5% 6/1/49	390,000	404,239
Series 2022, 4.25% 6/1/56 (f)	830,000	808,031
Polk County School District Sales Tax Rev. Series 2019, 5% 10/1/27	570,000	671,602
Pompano Beach Rev. (John Knox Village Proj.) Series 2021 A, 4% 9/1/56	250,000	255,609
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	750,000	868,547
Reedy Creek Impt. District Series 2013 A, 5% 6/1/26 (Pre-Refunded to 6/1/23 @ 100)	365,000	383,293
Sarasota County Health Facilities Auth. Retirement Facility Rev. (Village On The Isle Proj.) Series 2017 A:
5% 1/1/37	85,000	89,991
5% 1/1/42	95,000	100,316
5% 1/1/47	195,000	205,516
5% 1/1/52	410,000	431,734
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 5% 7/1/41	1,215,000	1,435,278
Sawyers Landing Cmnty. Dev. District Spl. Assessment Rev. Series 2021:
4.125% 5/1/41	185,000	191,056
4.25% 5/1/53	245,000	252,300
Seminole County Indl. Dev. Auth. Retirement Facility Rev. (Legacy Pointe At UCF Proj.) Series 2019 A, 5.5% 11/15/49	460,000	490,557
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/42	1,950,000	2,271,198
5% 8/15/47	1,000,000	1,154,601
Sumter County Indl. Dev. Auth. Hosp. Rev. (Central Florida Health Alliance Projs.) Series 2014 A, 5.25% 7/1/44	375,000	397,587
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	250,000	275,117
Tampa Rev. (The Univ. of Tampa Proj.) Series 2015:
5% 4/1/40	150,000	164,642
5% 4/1/45	370,000	404,579
Tampa-Hillsborough County Expressway Auth. Rev. Series 2017, 5% 7/1/47	1,825,000	2,097,138
The Crossings at Fleming Island Cmnty. Dev. District Spl. Assessment Series 2014 A1, 4.5% 5/1/30	25,000	25,589
Viera Stewardship District Spl. Assessment Rev. (Village 2 - Series 2021 Proj.) Series 2021, 4% 5/1/53	160,000	161,739
Village Cmnty. Dev. District Series 2020, 3.5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	750,000	802,086
Village Cmnty. Dev. District # 10. Spl. Assessment Rev.:
Series 2012:
5% 5/1/32	130,000	130,671
5.125% 5/1/43	250,000	251,370
Series 2014:
5.125% 5/1/24	100,000	103,787
5.75% 5/1/31	195,000	203,480
6% 5/1/44	255,000	266,941
Village Cmnty. Dev. District # 9 Series 2012:
5.25% 5/1/31	70,000	70,294
5.5% 5/1/42	90,000	90,387
West Palm Beach Cmnty. Redev. Agcy. Tax Increment Rev. Series 2019:
5% 3/1/34	1,150,000	1,384,822
5% 3/1/35	1,100,000	1,320,952
Wildwood Util. Dependent District (South Sumter Util. Proj.) Series 2021, 5% 10/1/52	1,000,000	1,187,276
TOTAL FLORIDA		104,934,894
Georgia - 0.8%
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/33	305,000	325,082
Series 2019 B, 4% 7/1/49 (d)	305,000	329,049
Atlanta Dev. Auth. Rev. (New Downtown Atlanta Stadium Proj.) Series 2015 A1:
5.25% 7/1/40	275,000	307,405
5.25% 7/1/44	1,335,000	1,490,295
Atlanta Dev. Auth. Sr. Health Care Facilities Current Interest Rev. (Georgia Proton Treatment Ctr. Proj.) Series 2017 A1:
6.5% 1/1/29	180,000	126,248
6.75% 1/1/35	1,110,000	770,165
7% 1/1/40	1,210,000	821,207
Bibb County Dev. Auth. Rev. Series 2011 A, 5.75% 7/1/40 (Assured Guaranty Muni. Corp. Insured)	290,000	291,131
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/44	850,000	939,354
4% 7/1/49	1,635,000	1,795,749
5% 7/1/33	250,000	304,049
5% 7/1/36	250,000	303,238
5% 7/1/37	250,000	303,032
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	750,000	747,559
Cedartown Polk County Hosp. Auth. (Polk Med. Ctr. Proj.) Series 2016, 5% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	250,000	286,454
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2022 A, 4% 4/1/52	1,200,000	1,323,121
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	750,000	897,848
Dalton Gen. Oblig. Series 2018, 5% 2/1/42	1,035,000	1,225,117
Fulton County Dev. Auth. (Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2015 A, 5% 3/15/36	320,000	356,625
Fulton County Dev. Auth. Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/37	160,000	183,633
5% 4/1/42	600,000	683,946
5% 4/1/47	250,000	283,300
Fulton County Dev. Auth. Rev.:
(Piedmont Healthcare, Inc. Proj.) Series 2019 A, 4% 7/1/49	1,335,000	1,451,337
(Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2019 A, 5% 3/15/44	445,000	515,880
Fulton County Residential Care Facilities:
(Canterbury Court Proj.):
Series 2019 A:
5% 4/1/47 (e)	210,000	224,590
5% 4/1/54 (e)	165,000	176,009
Series 2021 A:
4% 4/1/41 (e)	180,000	180,540
4% 4/1/51 (e)	515,000	504,568
(Lenbrook Square Foundation, Inc. Proj.) Series 2016, 5% 7/1/36	250,000	263,808
Gainesville & Hall County Dev. Auth. Retirement Cmnty. Rev. Series 2016, 5% 11/15/33	245,000	277,826
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2014 A, 5.25% 8/15/49 (Pre-Refunded to 2/15/25 @ 100)	2,085,000	2,318,722
Series 2017 A:
5% 2/15/42	330,000	376,891
5% 2/15/45	335,000	381,752
Series 2017 B, 5.5% 2/15/42	605,000	700,219
Georgia Gen. Oblig. Series 2021 A, 5% 7/1/33	1,115,000	1,435,187
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2015 A, 5% 1/1/35	750,000	817,097
Series 2018 A:
5% 1/1/26	85,000	95,734
5% 1/1/27	155,000	179,035
5% 1/1/28	45,000	53,143
Series 2018 HH:
5% 1/1/26	440,000	495,564
5% 1/1/27	250,000	288,767
5% 1/1/28	260,000	307,048
Series 2019 A:
4% 1/1/49	400,000	428,301
5% 1/1/49	6,620,000	7,678,985
5% 1/1/56	1,200,000	1,392,003
5% 1/1/59	1,050,000	1,214,651
Series 2019 B, 5% 1/1/59	900,000	1,029,728
Series 2019 B2, 4% 1/1/49	1,300,000	1,381,953
Series 2020 A, 5% 1/1/50	500,000	593,610
Series 2021 A:
4% 1/1/51	1,025,000	1,101,835
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	800,000	940,065
5% 1/1/63	250,000	287,824
Georgia Road & Thruway Auth. Rev. Series 2021 A:
3% 7/15/49	250,000	252,399
4% 7/15/46	570,000	656,896
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017, 5% 8/1/47	300,000	342,843
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/37	180,000	206,587
Hosp. Auth. of Savannah Auth. Rev. Series 2013 A, 5.5% 7/1/31	225,000	237,910
Macon-Bibb County Urban Dev. Auh. Series 2017 A:
5% 6/15/27 (e)	20,000	21,228
5.75% 6/15/37 (e)	95,000	106,103
5.875% 6/15/47 (e)	150,000	166,284
6% 6/15/52 (e)	95,000	105,638
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	780,000	813,997
Series 2019 B, 4%, tender 12/2/24 (b)	340,000	363,096
Series 2019 C, 4%, tender 9/1/26 (b)	860,000	933,911
Series 2021 A, 4%, tender 9/1/27 (b)	2,775,000	3,060,797
Series 2021 C, 4%, tender 12/1/28 (b)	6,605,000	7,367,759
Series 2019 A:
4% 5/15/39	250,000	272,862
5% 5/15/31	485,000	568,617
5% 5/15/32	305,000	356,971
5% 5/15/35	250,000	316,961
5% 5/15/36	500,000	640,726
5% 5/15/49	680,000	915,216
Marietta Dev. Auth. Rev.:
(Life Univ., Inc. Proj.) Series 2017 A:
5% 11/1/27 (e)	210,000	225,706
5% 11/1/37 (e)	170,000	183,024
(Life Univ., Inc. Proj.) Series 2017 A, 5% 11/1/47 (e)	670,000	711,644
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	250,000	249,116
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/42	500,000	611,117
5% 4/1/43	250,000	304,766
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2015, 5% 10/1/45	250,000	272,316
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	500,000	559,326
4% 4/1/41	250,000	278,310
4% 4/1/44	750,000	829,591
Series 2016 A, 4% 10/1/46	1,145,000	1,244,604
Series 2016 B, 5% 10/1/38	355,000	406,703
Series 2019 B, 5% 9/1/48	400,000	480,636
Series 2020 B, 4% 9/1/40	925,000	1,055,562
Savannah Econ. Dev. Auth. Rev. (The Marshes of Skidaway Island Proj.) Series 2013, 7.25% 1/1/44 (Pre-Refunded to 1/1/24 @ 100)	580,000	641,737
World Congress Ctr. Auth. Convention Ctr. Hotel Second Tier Rev.:
Series 2021 A:
2.375% 1/1/31	170,000	158,218
4% 1/1/36	285,000	292,481
4% 1/1/54	2,095,000	2,136,885
Series 2021 B:
3.625% 1/1/31 (e)	100,000	99,746
5% 1/1/36 (e)	200,000	208,556
5% 1/1/54 (e)	1,465,000	1,490,900
TOTAL GEORGIA		71,334,024
Guam - 0.1%
Guam Dept. of Ed. (John F. Kennedy High School Rfdg. And Energy Efficiency Proj.) Series 2020 A, 5% 2/1/40	250,000	274,416
Guam Govt. Bus. Privilege Tax Rev.:
Series 2015 D, 5% 11/15/39	600,000	659,876
Series 2021 F:
4% 1/1/42	295,000	315,369
5% 1/1/30	60,000	71,262
5% 1/1/31	60,000	72,265
Series 2021, 4% 1/1/36	275,000	297,761
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.125% 10/1/43 (Pre-Refunded to 10/1/23 @ 100) (d)	500,000	538,325
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	750,000	765,673
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
Series 2013, 5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	250,000	264,242
Series 2016, 5% 1/1/46	750,000	828,716
Series 2017, 5% 7/1/40	250,000	282,041
Series 2020 A, 5% 1/1/50	225,000	262,422
Port Auth. of Guam Port Rev. Series 2018 A, 5% 7/1/48	250,000	282,284
TOTAL GUAM		4,914,652
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev.:
Series 2018 A, 5% 7/1/43 (d)	730,000	840,295
Series 2022 A:
4% 7/1/40 (d)	250,000	277,883
5% 7/1/51 (d)	500,000	600,971
Hawaii Dept. Budget & Fin. Spl. Purp. Sr. Living Rev. Series 2012:
5.125% 11/15/32	80,000	81,736
5.25% 11/15/37	125,000	127,704
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Series 2013 A:
6% 7/1/33	250,000	266,094
6.875% 7/1/43	300,000	313,671
Series 2017 B, 4% 3/1/37 (d)	250,000	265,489
Series 2019, 3.5% 10/1/49 (d)	1,400,000	1,421,689
Hawaii Hwy. Rev. Series 2019 A, 5% 1/1/39	250,000	300,677
TOTAL HAWAII		4,496,209
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.):
Series 2014 A, 5% 3/1/39	1,075,000	1,144,766
Series 2021 A, 4% 3/1/46	500,000	558,426
Series 2021 A, 4% 3/1/51	345,000	382,738
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A:
5% 7/15/36	1,650,000	1,997,977
5% 7/15/37	1,250,000	1,512,650
Idaho Hsg. and Fin. Assoc.:
(Gem Prep: Meridian Proj.) Series 2022 A, 4% 5/1/57	250,000	264,298
(Sage Int'l. School of Boise Proj.) Series 2020 A, 4% 5/1/50	60,000	65,304
Pwr. County Idaho Indl. Dev. Corp. Solid Waste Disp. Rev. Series 1999, 6.45% 8/1/32 (d)	275,000	276,266
Spring Valley Cmnty. Infrastructure District No. 1 Eagle Spl. Assessment Series 2021, 3.75% 9/1/51 (e)	1,287,000	1,150,963
TOTAL IDAHO		7,353,388
Illinois - 1.7%
Bridgeview Fin. Corp. Sales Tax Series 2017 A, 5% 12/1/42	250,000	239,698
Bridgeview Gen. Oblig. Series 2015 A, 5.625% 12/1/41	250,000	254,812
Chicago Board of Ed.:
Series 1998 B, 0% 12/1/30	250,000	200,633
Series 1998 B1:
0% 12/1/27 (FGIC Insured)	940,000	826,700
0% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	860,000	720,639
Series 1999 A:
0% 12/1/23 (FGIC Insured)	120,000	116,581
0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,809,297
0% 12/1/27 (FGIC Insured)	250,000	219,867
5.5% 12/1/26 (Assured Guaranty Corp. Insured) (FGIC Insured)	500,000	566,921
Series 2012 A, 5% 12/1/42	500,000	511,809
Series 2016 A, 7% 12/1/44	300,000	347,056
Series 2016, 6% 4/1/46	2,725,000	3,138,641
Series 2017 A, 7% 12/1/46 (e)	300,000	366,882
Series 2017 B, 7% 12/1/42 (e)	300,000	368,943
Series 2017 G, 5% 12/1/34	300,000	335,614
Series 2017 H:
5% 12/1/36	300,000	335,092
5% 12/1/46	300,000	331,916
Series 2017:
5% 4/1/42	135,000	148,901
5% 4/1/46	135,000	148,438
Series 2018 A:
5% 12/1/24 (Assured Guaranty Muni. Corp. Insured)	120,000	131,134
5% 12/1/27 (Assured Guaranty Muni. Corp. Insured)	950,000	1,113,703
Series 2018 C, 5% 12/1/46	300,000	335,418
Series 2018, 5% 4/1/46	300,000	333,552
Series 2019, 5% 12/1/29	300,000	347,839
Series 2021 A:
5% 12/1/34	300,000	346,545
5% 12/1/37	300,000	344,800
5% 12/1/39	300,000	343,805
5% 12/1/41	500,000	571,451
Series 2022 A, 4% 12/1/47	1,200,000	1,250,147
Series 2022 B, 4% 12/1/40	300,000	317,290
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	545,184
Series 2005 D, 5.5% 1/1/40	730,000	799,790
Series 2007 E, 5.5% 1/1/35	90,000	98,770
Series 2014 A:
5% 1/1/35	250,000	264,345
5.25% 1/1/29	225,000	239,646
Series 2017 A:
5.75% 1/1/34	250,000	287,890
6% 1/1/38	5,510,000	6,385,612
6% 1/1/38	750,000	870,322
Series 2019 A:
5% 1/1/39	330,000	373,491
5% 1/1/40	430,000	485,980
5% 1/1/44	250,000	280,787
5.5% 1/1/35	245,000	287,570
5.5% 1/1/49	2,040,000	2,346,707
Series 2021 A:
5% 1/1/29	1,670,000	1,916,422
5% 1/1/33	650,000	755,708
5% 1/1/34	1,990,000	2,311,154
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/30	250,000	313,076
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/28 (d)	225,000	238,173
5% 1/1/33 (d)	435,000	460,063
5% 1/1/34 (d)	290,000	306,439
Series 2016 B, 5% 1/1/46	285,000	316,803
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/24 @ 100)	750,000	801,926
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013, 5.75% 1/1/38	730,000	755,931
Series 2015 A:
5% 1/1/27 (d)	610,000	666,002
5% 1/1/32 (d)	1,450,000	1,574,301
Series 2015 B:
5% 1/1/28	260,000	283,568
5% 1/1/33	270,000	293,302
Series 2016 C, 5% 1/1/35	750,000	839,733
Series 2016 D:
5% 1/1/47	455,000	517,361
5.25% 1/1/42	225,000	259,068
Series 2017 D, 5% 1/1/47 (d)	500,000	558,265
Series 2018 A:
5% 1/1/37 (d)	195,000	225,596
5% 1/1/38 (d)	70,000	80,859
5% 1/1/48 (d)	365,000	415,766
Series 2018 B, 4% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,139,261
Series 2020 A:
4% 1/1/37	1,100,000	1,222,654
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,678,608
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/48 (d)	250,000	287,768
Chicago Park District Gen. Oblig.:
Series 2013 A, 5.75% 1/1/38 (Pre-Refunded to 1/1/24 @ 100)	500,000	541,388
Series 2020 C, 4% 1/1/38	250,000	277,196
Series 2020 D, 4% 1/1/34	750,000	839,124
Chicago Transit Auth.:
Series 2017, 5% 12/1/46	250,000	284,989
Series 2020 A:
4% 12/1/50	3,775,000	4,182,187
5% 12/1/45	225,000	268,164
Chicago Wastewtr. Transmission Rev.:
Series 2008 C:
5% 1/1/31	170,000	186,003
5% 1/1/33	60,000	65,561
5% 1/1/34	60,000	65,491
5% 1/1/35	60,000	65,456
5% 1/1/39	90,000	97,845
Series 2014:
5% 1/1/39	900,000	950,515
5% 1/1/44	1,250,000	1,322,019
Series 2017 A, 5.25% 1/1/42 (Assured Guaranty Muni. Corp. Insured)	500,000	580,538
Series 2017 B:
5% 1/1/30	850,000	981,807
5% 1/1/33	250,000	286,638
Chicago Wtr. Rev.:
Series 2004, 5% 11/1/25	120,000	134,656
Series 2012, 4% 11/1/37	400,000	406,629
Series 2014, 5% 11/1/44	160,000	173,000
Series 2016 A1, 5% 11/1/27	80,000	92,576
Series 2017 2:
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	500,000	588,118
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	750,000	878,201
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	950,000	1,111,272
5% 11/1/38 (Assured Guaranty Muni. Corp. Insured)	500,000	585,173
Series 2017:
5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	887,363
5.25% 11/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	595,729
City of Galesburg Rev. (Knox College Proj.) Series 2021 A, 4% 10/1/46	250,000	265,725
Cmnty. High School District # 212 Series 2016 C:
5% 12/1/30	500,000	548,805
5% 12/1/31	250,000	274,402
Cook County Cmnty. College District Series 2016, 5.5% 12/1/38	750,000	803,231
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/29	215,000	220,686
5% 11/15/33	335,000	343,573
Hoffman Estates Park District Series 2020 A, 5% 12/1/30	1,190,000	1,417,205
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Series 2002, 8% 6/1/32 (d)	105,000	105,082
Illinois Fin. Auth. Series 2021 A:
4% 8/15/41	555,000	627,082
5% 10/1/25	750,000	841,968
5% 8/15/36	800,000	999,621
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020:
4% 10/1/50	300,000	326,526
4% 10/1/55	250,000	269,932
Illinois Fin. Auth. Rev.:
(Franciscan Cmntys. Proj.) Series 2017 A, 5% 5/15/37	235,000	258,306
(Franciscan Communitites Proj.) Series 2017 A, 5% 5/15/47	95,000	103,179
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	80,000	92,307
(The Admiral at the Lake Proj.) Series 2017:
5% 5/15/33	825,000	837,771
5.125% 5/15/38	670,000	679,564
5.25% 5/15/42	120,000	121,734
5.25% 5/15/54	730,000	734,560
Series 2013 A:
5.125% 5/15/43	80,000	81,933
5.125% 5/15/43 (Pre-Refunded to 5/15/23 @ 100)	10,000	10,477
5.25% 5/15/47	370,000	379,126
Series 2013 A, 5.25% 5/15/47 (Pre-Refunded to 5/15/23 @ 100)	55,000	57,703
Series 2013 A, 6% 7/1/43	900,000	955,833
Series 2015 A, 5% 12/1/37	250,000	272,332
Series 2015 C:
5% 8/15/35	305,000	337,283
5% 8/15/44	305,000	336,314
Series 2015:
5.25% 5/15/45 (Pre-Refunded to 5/15/25 @ 100)	75,000	83,679
5.25% 5/15/50 (Pre-Refunded to 5/15/25 @ 100)	195,000	217,565
6.125% 11/15/35	205,000	224,494
6.375% 11/15/43	245,000	268,000
Series 2016 C:
5% 2/15/34	55,000	63,574
5% 2/15/41	225,000	258,805
Series 2016:
5% 5/15/36	85,000	93,603
5% 5/15/40	75,000	82,434
Series 2017:
5% 2/15/32	70,000	74,506
5% 2/15/37	300,000	217,705
5.125% 2/15/45	300,000	214,869
5.25% 2/15/37	50,000	53,305
5.25% 2/15/47	250,000	265,242
Series 2019 A, 6.125% 4/1/58 (e)	300,000	334,764
Illinois Fin. Auth. Student Hsg. and Academic Facility Rev. (CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A:
5% 2/15/47	465,000	510,962
5% 2/15/50	60,000	65,836
Illinois Gen. Oblig.:
Series 2012 A, 5% 1/1/31	250,000	250,747
Series 2013 A, 5% 4/1/38	100,000	103,705
Series 2013, 5.5% 7/1/38	1,060,000	1,114,852
Series 2014 February:
5.25% 2/1/33	335,000	356,215
5.25% 2/1/34	190,000	201,851
Series 2014 May, 5% 5/1/34	120,000	127,660
Series 2014:
5% 5/1/36	55,000	58,440
5% 2/1/39	235,000	247,750
5.25% 2/1/30	395,000	421,110
5.25% 2/1/32	1,085,000	1,154,229
Series 2016:
4% 6/1/41	1,550,000	1,662,445
5% 2/1/27	500,000	567,544
5% 1/1/28	750,000	833,137
5% 2/1/28	1,235,000	1,395,228
5% 11/1/36	200,000	222,996
Series 2017 A:
4% 12/1/33	120,000	128,063
4.5% 12/1/41	250,000	270,076
Series 2017 B:
5% 12/1/23	575,000	611,140
5% 12/1/27	250,000	287,792
Series 2017 C, 5% 11/1/29	2,105,000	2,405,150
Series 2017 D:
3.25% 11/1/26	250,000	263,216
5% 11/1/24	340,000	370,481
5% 11/1/25	60,000	66,625
5% 11/1/26	1,200,000	1,356,365
5% 11/1/27	705,000	810,399
5% 11/1/28	1,235,000	1,414,334
Series 2018 A:
5% 10/1/25	95,000	105,349
5% 10/1/31	270,000	310,001
6% 5/1/27	975,000	1,158,515
Series 2018 B:
5% 10/1/31	320,000	367,409
5% 10/1/32	335,000	383,271
Series 2019 B:
4% 11/1/33	610,000	661,032
4% 11/1/39	1,225,000	1,308,710
Series 2019 C, 4% 11/1/41	500,000	531,700
Series 2020 C:
4% 10/1/40	500,000	536,590
4% 10/1/41	250,000	267,612
4% 10/1/42	250,000	267,417
4.25% 10/1/45	500,000	540,268
Series 2020 May, 5.125% 5/1/22	30,000	30,214
Series 2020:
5.375% 5/1/23	65,000	68,148
5.5% 5/1/24	60,000	65,177
5.5% 5/1/25	275,000	306,992
5.5% 5/1/26	195,000	222,299
5.5% 5/1/39	2,095,000	2,500,665
5.75% 5/1/45	900,000	1,079,398
Series 2021 A:
4% 3/1/41	1,110,000	1,193,331
5% 3/1/24	55,000	58,866
5% 3/1/25	150,000	164,618
5% 3/1/35	455,000	536,623
Series 2021 B, 5% 3/1/24	75,000	80,271
Illinois Reg'l. Trans. Auth.:
Series 2003 A, 6% 7/1/33 (FGIC Insured)	700,000	930,630
Series 2003 B, 5.5% 6/1/27	560,000	634,549
Illinois Sales Tax Rev. Series 2002, 6% 6/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	141,057
Illinois Sports Facilities Auth. Series 2014, 5.25% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	750,000	798,261
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C, 5% 1/1/37	610,000	666,002
Series 2016 B, 5% 1/1/41	750,000	840,274
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	235,000	181,327
0% 12/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	359,697
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,800,000	3,625,601
Series 2010 B1, 0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	2,650,000	1,176,849
Series 2012 B, 0% 12/15/51	1,300,000	399,399
Series A:
0% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	744,063
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	238,289
0% 12/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	878,570
Series 2002 A:
0% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	421,953
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,925,000	3,407,395
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	457,961
Series 2012 A, 5% 6/15/42	250,000	253,036
Series 2012 B, 0% 12/15/50	800,000	256,430
Series 2017 A:
0% 12/15/56	500,000	123,878
5% 6/15/57	865,000	945,650
Series 2017 B:
0% 12/15/54	400,000	108,073
0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	800,000	215,852
Series 2020 A:
4% 6/15/50	500,000	519,656
4% 6/15/50	225,000	236,432
5% 12/15/45	45,000	50,295
5% 6/15/50	2,320,000	2,579,022
5% 6/15/50	325,000	367,175
Series 2022 A:
0% 12/15/35 (f)	65,000	41,069
0% 6/15/36 (f)	260,000	160,486
0% 6/15/37 (f)	85,000	49,954
0% 12/15/38 (f)	180,000	99,471
0% 6/15/39 (f)	195,000	105,233
0% 6/15/40 (f)	200,000	102,974
0% 6/15/41 (f)	70,000	34,425
4% 12/15/42 (f)	330,000	350,524
4% 12/15/47 (f)	1,675,000	1,760,815
4% 6/15/52 (f)	475,000	497,182
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	930,000	1,039,945
Rock Island County Pub. Bldg. Commission Series 2016, 5% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	250,000	286,457
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	900,000	1,024,206
Sales Tax Securitization Corp.:
Series 2018 A:
4% 1/1/48	1,750,000	1,891,366
5% 1/1/40	520,000	599,191
Series 2018 C:
5% 1/1/43	1,600,000	1,863,704
5.25% 1/1/35	1,000,000	1,193,402
5.25% 1/1/43	2,100,000	2,479,036
Sangamon County Wtr. Reclamation District Series 2019 A:
4% 1/1/44	250,000	276,290
4% 1/1/49	250,000	271,407
Schaumburg Village Gen. Oblig. Series 2013 A, 4% 12/1/41	3,550,000	3,657,533
Southwestern Dev. Auth. Heath Facility Rev. Series 2013, 7.125% 11/1/43 (Pre-Refunded to 11/1/23 @ 100)	225,000	246,823
Univ. of Illinois Rev. Series 2021 A:
3% 4/1/35	500,000	525,608
3% 4/1/40	250,000	257,590
Upper Illinois River Valley Dev. Auth. Edl. Facility Rev. (Cambridge Lakes Learning Ctr. Proj.) Series 2017 A:
5% 12/1/32 (e)	255,000	269,174
5.25% 12/1/47 (e)	490,000	511,419
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/48	400,000	447,434
Village of Oswego Gen. Oblig. Series 2016, 5% 12/15/33	925,000	1,044,968
Will County Illinois Series 2016, 5% 11/15/45 (Pre-Refunded to 11/15/25 @ 100)	1,900,000	2,144,691
Yorkville Svc. Area 2004-106 Tax Series 2016, 5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	500,000	550,078
TOTAL ILLINOIS		154,473,123
Indiana - 0.2%
East Chicago Solid Waste Disp. Rev. Series 1998, 5.5% 9/1/28 (d)	105,000	108,352
Indiana Dev. Fin. Auth. Envir. Rev.:
(United States Steel Corp. Proj.) Series 2021 A, 4.125% 12/1/26	840,000	900,714
Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2021, 0.28%, tender 11/15/22 (b)(d)	1,100,000	1,095,639
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.22%, tender 3/1/22 (b)(d)	540,000	540,000
Indiana Fin. Auth. Exempt Facilities Rev. (Resources Polyflow Indiana Proj.) Series 2019, 7% 3/1/39 (d)(e)	350,000	288,590
Indiana Fin. Auth. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.) Series 2012 A:
5% 6/1/32	180,000	181,205
5% 6/1/39	755,000	759,732
Indiana Fin. Auth. Poll. Cont. Rev. Series 2010 B, 2.5% 11/1/30	165,000	157,691
Indiana Fin. Auth. Rev.:
(Greencroft Obligated Group) Series 2013 A, 7% 11/15/43	485,000	530,811
(Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/48 (Pre-Refunded to 7/1/23 @ 100) (d)	1,425,000	1,494,473
5.25% 1/1/51 (Pre-Refunded to 7/1/23 @ 100) (d)	1,570,000	1,651,702
(Stadium Proj.) Series 2022 A, 5% 2/1/29 (f)	900,000	1,083,611
Series 2015, 5% 3/1/36	545,000	599,326
Series 2018 A:
5% 11/15/48	250,000	275,224
5% 11/15/53	250,000	274,758
Series 2021 A, 4% 11/15/43	235,000	253,210
Indiana Univ. Lease Purchase Oblig. Series 2020 A:
4% 6/1/32	500,000	576,941
4% 6/1/38	500,000	572,659
4% 6/1/39	500,000	571,618
Indianapolis Local Pub. Impt. Series 2021 A:
4% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	2,100,000	2,398,156
4% 6/1/38 (Assured Guaranty Muni. Corp. Insured)	750,000	856,073
Valparaiso Exempt Facilities Rev. (Pratt Paper (IN), LLC Proj.) Series 2013:
6.75% 1/1/34 (d)	695,000	751,796
7% 1/1/44 (d)	905,000	985,560
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(d)	660,000	741,281
TOTAL INDIANA		17,649,122
Iowa - 0.1%
Coralville Gen. Oblig. Series 2017 B, 4.25% 5/1/37	250,000	250,179
Iowa Fin. Auth. Midwestern Disaster Area Rev.:
(Iowa Fertilizer Co. Proj.) Series 2013, 5.25% 12/1/25	510,000	538,304
Bonds Series 2018 B, 5.25%, tender 12/1/37 (b)	285,000	305,528
Iowa Fin. Auth. Rev. Series 2019 A1, 4% 5/15/55	250,000	250,482
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.) Series 2020, 4% 10/1/50	250,000	267,188
Iowa State Board of Regents Hosp. Rev.:
Series 2022 A, 4% 9/1/36	250,000	288,947
Series 2022 B, 3% 9/1/61	250,000	231,864
Pefa, Inc. Iowa Gas Proj. Rev. Bonds Series 2019, 5%, tender 9/1/26 (b)	2,875,000	3,235,456
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/65	4,500,000	696,810
TOTAL IOWA		6,064,758
Kansas - 0.0%
Lenexa Health Care Facilities Rev. Series 2018 A:
5% 5/15/30	75,000	82,418
5% 5/15/32	70,000	76,604
5% 5/15/39	70,000	75,903
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2015:
5% 9/1/34	500,000	556,772
5% 9/1/35	250,000	278,206
Series 2019 A, 5% 9/1/48	730,000	860,754
Wyandotte County-Kansas City Unified Govt. Sales Tax Spl. Oblig. Rev.:
(Vacation Village Proj. Area 4 - Major Multi-Sport Athletic Complex Proj.) Series 2015, 0% 9/1/34 (e)	1,500,000	477,743
Series 2015 A, 5.75% 9/1/32	375,000	370,355
TOTAL KANSAS		2,778,755
Kentucky - 0.2%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	70,000	77,185
4% 2/1/35	55,000	60,527
4% 2/1/38	80,000	87,702
5% 2/1/32	40,000	47,477
Campbellsville Indl. Bldg. Rev. Series 2017, 5% 3/1/39	250,000	253,862
Columbia Edl. Dev. Rev. (Lindsey Wilson College Proj.) Series 2019, 5% 12/1/33	250,000	290,521
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev.:
Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (Assured Guaranty Muni. Corp. Insured)	265,000	272,395
Series 2017 A, 5% 12/1/45 (Assured Guaranty Muni. Corp. Insured)	195,000	228,951
Fayette County School District Fin. Corp. Series 2018 A, 4% 5/1/38	500,000	539,771
Kentucky Econ. Dev. Fin. Auth.:
(Masonic Home Independent Living II, Inc. - The Meadow Proj. and Grove Pointe Proj.) Series 2016 A:
5% 5/15/46	430,000	439,112
5% 5/15/51	225,000	229,336
(Next Generation Kentucky Information Hwy. Proj.) Series 2015 A, 5% 7/1/32	250,000	272,921
Series 2019 A1, 5% 8/1/44	250,000	290,113
Series 2019 A2:
5% 8/1/44	250,000	290,113
5% 8/1/49	250,000	288,355
Kentucky Econ. Dev. Fin. Auth. Healthcare Facilities Rev.:
(Baptist Life Cmntys. Proj.) Series 2016 A:
6.25% 11/15/46	310,000	313,479
6.375% 11/15/51	355,000	360,780
Series 2012:
5.375% 11/15/42	275,000	275,493
5.5% 11/15/45	145,000	145,294
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A, 5.25% 6/1/50	1,440,000	1,573,940
Series 2017 A:
5% 6/1/37	380,000	432,293
5% 6/1/41	660,000	749,609
5% 6/1/45	1,250,000	1,415,640
5.25% 6/1/41	735,000	841,488
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2019 A, 4% 9/1/45	500,000	538,384
Kentucky Pub. Trans. Infrastructure Auth. First Tier Toll Rev. (Downtown Crossing Proj.) Series 2013 A:
5.75% 7/1/49 (Pre-Refunded to 7/1/23 @ 100)	175,000	185,786
6% 7/1/53 (Pre-Refunded to 7/1/23 @ 100)	605,000	644,113
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	1,350,000	1,411,637
Series 2018 B, 4%, tender 1/1/25 (b)	1,520,000	1,606,189
Series 2019 C, 4%, tender 2/1/28 (b)	885,000	975,880
Series 2022 A2, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 0%, tender 8/1/30 (b)(c)(f)	750,000	747,016
Louisville & Jefferson County Series 2016 A, 4% 10/1/34	250,000	272,435
TOTAL KENTUCKY		16,157,797
Louisiana - 0.2%
Jefferson Parish Econ. Dev. & Port District Rev. Series 2018 A:
5.5% 6/15/38 (e)	145,000	159,681
5.625% 6/15/48 (e)	170,000	185,406
Louisiana Gen. Oblig. Series 2014 A, 4% 2/1/34	950,000	1,001,294
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Westlake Chemical Corp. Projs.) Series 2017, 3.5% 11/1/32	1,395,000	1,458,444
Louisiana Local Govt. Envir. Facilities And Cmnty. Dev. Auth. Facilities Rev. (The Glen Retirement Sys. Proj.) Series 2019 A, 5% 1/1/49	290,000	288,706
Louisiana Pub. Facilities Auth. Rev. (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/47	250,000	273,183
Louisiana Stadium and Exposition District Series 2020, 5% 7/3/23	1,025,000	1,056,873
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 A, 5% 1/1/40	295,000	319,609
Series 2015 B:
5% 1/1/34 (d)	485,000	525,319
5% 1/1/40 (d)	310,000	333,815
Series 2017 A:
5% 1/1/43	225,000	256,466
5% 1/1/48	515,000	585,742
Series 2017 B:
5% 1/1/43 (d)	120,000	133,963
5% 1/1/48 (d)	745,000	827,727
Series 2017 D2:
5% 1/1/28 (d)	35,000	39,700
5% 1/1/29 (d)	30,000	33,994
5% 1/1/30 (d)	20,000	22,670
5% 1/1/31 (d)	40,000	45,271
5% 1/1/32 (d)	45,000	50,742
5% 1/1/34 (d)	50,000	56,184
5% 1/1/35 (d)	40,000	44,917
5% 1/1/38 (d)	150,000	168,021
New Orleans Swr. Svc. Rev. Series 2015:
5% 6/1/33 (Pre-Refunded to 6/1/25 @ 100)	90,000	100,283
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	345,000	384,418
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	270,000	300,849
New Orleans Wtr.:
Series 2014, 5% 12/1/44 (Pre-Refunded to 12/1/24 @ 100)	250,000	274,616
Series 2015:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	410,000	463,328
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	1,005,000	1,135,718
Port of New Orleans Port Facility Rev. Series 2020 D, 5% 4/1/50	900,000	1,066,450
Saint James Parish Gen. Oblig.:
(Nustar Logistics, L.P. Proj.) Series 2010, 6.35% 7/1/40 (e)	325,000	406,433
Bonds (Nustar Logistics, L.P. Proj.):
Series 2008, 6.1%, tender 6/1/30 (b)(e)	320,000	399,676
Series 2010 B, 6.1%, tender 6/1/30 (b)(e)	420,000	524,575
Series 2011, 5.85%, tender 6/1/25 (b)(e)	585,000	647,469
Shreveport Gen. Oblig. Series 2017, 5% 8/1/30	750,000	883,423
St. Charles Parish Gulf Opportunity Zone Rev. Bonds (Valero Proj.) Series 2010, 4%, tender 6/1/22 (b)	60,000	60,440
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	180,000	180,368
Bonds:
(Marathon Oil Corp. Proj.) Series 2017 B1, 2.125%, tender 7/1/24 (b)	120,000	120,611
(Marathon Oil Corp.) Series 2017, 2.1%, tender 7/1/24 (b)	75,000	75,340
Series 2017 B2, 2.375%, tender 7/1/26 (b)	420,000	423,882
TOTAL LOUISIANA		15,315,606
Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	250,000	263,109
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series 2017:
5% 9/1/36	360,000	375,633
5% 9/1/42	175,000	180,597
5% 9/1/46	1,575,000	1,633,064
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/37	750,000	851,294
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C, 5% 7/1/33	390,000	428,204
(Wtr. Projs.):
Series 2013 B:
5% 7/1/28 (Pre-Refunded to 1/1/24 @ 100)	180,000	192,462
5% 7/1/30 (Pre-Refunded to 1/1/24 @ 100)	275,000	294,039
Series 2014 C, 5% 7/1/31	260,000	285,771
Frederick County Spl. Oblig. Series 2020 C, 4% 7/1/50	100,000	106,333
Gaithersburg Eco Dev. Rev. Bd Series 2018 A:
5% 1/1/27	90,000	98,662
5% 1/1/28	120,000	131,226
5% 1/1/33	755,000	819,987
5% 1/1/36	150,000	162,654
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2018 A, 4.5% 9/1/48	390,000	421,635
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/37 (d)	140,000	156,179
4% 8/1/38 (d)	170,000	188,953
5% 8/1/36 (d)	120,000	145,382
5% 8/1/46 (d)	420,000	499,393
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2021 A:
3% 10/1/32	1,650,000	1,756,665
3% 10/1/33	1,300,000	1,374,343
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	60,000	62,609
5% 6/1/24	35,000	37,650
5% 6/1/25	65,000	71,793
5% 6/1/27	60,000	69,321
5% 6/1/30	60,000	69,968
5% 6/1/32	65,000	75,365
5% 6/1/35	155,000	179,201
(Trans. Facilities Proj.) Series 2017 A, 5% 6/1/28	90,000	105,921
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
4% 9/1/40	135,000	142,568
4% 9/1/50	140,000	146,223
(SSA Baltimore Proj.) Series 2021, 3.997% 4/1/34	250,000	250,497
Maryland Econ. Dev. Corp. Sr. Parking Facilities Rev. (Baltimore City Proj.) Series 2018 A, 5% 6/1/58	310,000	319,872
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Bowie State Univ. Proj.) Series 2015:
5% 6/1/25 (e)	105,000	111,258
5% 6/1/29 (e)	145,000	159,182
5% 6/1/33 (e)	155,000	168,983
Maryland Gen. Oblig. Series 2018 A:
5% 3/15/26	570,000	652,134
5% 3/15/28	345,000	415,307
Maryland Health & Higher Edl.:
Series 2021 A:
4% 6/1/46	445,000	485,153
4% 6/1/51	690,000	748,725
4% 6/1/55	430,000	464,787
Series 2021 B, 4% 1/1/51	300,000	320,838
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	795,000	922,794
Series 2013 A:
5% 7/1/43 (Pre-Refunded to 7/1/22 @ 100)	1,035,000	1,050,070
6.75% 7/1/44	165,000	172,671
Series 2014:
5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	915,000	992,557
5.25% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	1,030,000	1,123,197
Series 2015:
5% 7/1/27	370,000	411,738
5% 7/1/29	160,000	177,244
5% 8/15/33	545,000	598,597
5% 8/15/38	485,000	531,959
5% 7/1/45	815,000	891,621
Series 2016 A:
5% 7/1/32	35,000	39,598
5% 7/1/33	95,000	107,421
5% 7/1/34	110,000	124,314
5% 7/1/35	95,000	107,300
5% 7/1/36	90,000	101,597
5% 1/1/45	60,000	66,761
5.5% 1/1/36	590,000	692,367
5.5% 1/1/46	2,090,000	2,431,333
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	1,150,000	1,257,675
Series 2022 A, 5% 6/1/27 (f)	515,000	597,746
Maryland Stadium Auth. Rev.:
Series 2018 A, 5% 5/1/42	3,080,000	3,591,915
Series 2018 B, 5% 5/1/35	485,000	572,030
Series 2020 B, 5% 5/1/47	305,000	411,025
Maryland Trans. Auth. Series 2012 B, 5% 3/1/27 (Pre-Refunded to 3/1/22 @ 100) (d)	970,000	970,000
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2019, 4% 6/1/33 (d)	395,000	432,036
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
4% 7/1/38	120,000	138,855
4% 7/1/40	150,000	172,906
Montgomery County Econ. Dev. Rev. Series 2018 A, 5.375% 7/1/48	395,000	413,097
Prince Georges County Rev. Auth. Spl. Oblig. (Suitland-Naylor Road Proj.) Series 2016:
4.75% 7/1/36 (e)	105,000	112,069
5% 7/1/46 (e)	150,000	160,717
Prince Georges County Spl. Oblig. Series 2004, 5.2% 7/1/34	155,000	156,252
Rockville Mayor & Council Econ. Dev.:
(Ingleside at King Farm Proj.):
Series 2017 A1, 5% 11/1/31	90,000	96,078
Series 2017 A2:
5% 11/1/29	30,000	32,178
5% 11/1/31	35,000	37,364
5% 11/1/32	30,000	31,986
Series 2017 B:
4.25% 11/1/37	25,000	25,389
4.5% 11/1/43	120,000	123,683
5% 11/1/47	405,000	426,897
(Rfdg.-Ingleside King Farm Proj.) Series 2017:
5% 11/1/35	60,000	63,781
5% 11/1/37	120,000	127,372
5% 11/1/42	510,000	539,046
Washington County Econ. Dev. Rev. (Homewood Maryland Obligated Group Proj.) Series 2021:
4% 5/1/26	105,000	109,329
4% 5/1/27	110,000	114,687
4% 5/1/30	125,000	129,580
4% 5/1/31	65,000	67,269
4% 5/1/36	415,000	422,966
4% 5/1/42	850,000	853,205
Washington Metropolitan Area Transit Auth.:
Series 2020 A:
4% 7/15/40	180,000	203,583
4% 7/15/45	245,000	274,485
5% 7/15/38	305,000	376,944
5% 7/15/39	670,000	825,969
Series 2021 A:
3% 7/15/36	500,000	521,724
3% 7/15/40	970,000	1,002,723
4% 7/15/38	425,000	490,861
4% 7/15/46	1,485,000	1,679,134
5% 7/15/41	305,000	381,275
Westminster Proj. Rev.:
Series 2014 A:
5% 7/1/24	80,000	83,211
6.25% 7/1/44	220,000	234,789
Series 2014:
5.125% 7/1/34	275,000	286,722
5.5% 7/1/44	275,000	287,569
TOTAL MARYLAND		44,539,092
Massachusetts - 0.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021, 4% 5/1/25	2,730,000	2,956,569
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2019 A, 5% 1/1/32	955,000	1,148,506
Massachusetts Dev. Fin. Agcy. Rev.:
(Newbridge On The Charles Proj.) Series 2017:
5% 10/1/37 (e)	275,000	294,306
5% 10/1/47 (e)	400,000	427,466
5% 10/1/57 (e)	985,000	1,052,332
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 5% 7/1/44	250,000	287,114
Series 1999 P, 5.45% 5/15/59 (Assured Guaranty Corp. Insured)	155,000	196,184
Series 2014 A, 5.5% 7/1/44	250,000	250,195
Series 2014 F:
5.625% 7/15/36	35,000	36,449
5.75% 7/15/43	200,000	208,163
Series 2015, 5% 5/1/41	250,000	273,423
Series 2016, 5% 10/1/48	250,000	274,838
Series 2018:
5% 11/15/38 (e)	165,000	185,269
5% 10/1/48	250,000	273,401
5% 10/1/54	400,000	435,719
5.125% 11/15/46 (e)	525,000	587,995
Series 2019 A, 4% 7/1/44	400,000	431,303
Series 2021, 5% 7/1/41 (e)	250,000	264,897
Series J2, 5% 7/1/53	250,000	290,801
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B, 3% 7/1/35 (d)	250,000	253,498
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	120,000	153,520
Series 2020 C, 3% 3/1/47	1,250,000	1,246,056
Series 2021 B:
3% 4/1/47	250,000	249,206
3% 4/1/48	550,000	544,886
Series E, 5% 11/1/50	600,000	730,169
Massachusetts Hsg. Fin. Agcy. Series 2010 A, 5.25% 12/1/35	80,000	80,645
Massachusetts Port Auth. Rev. Series 2019 A:
5% 7/1/37 (d)	460,000	546,489
5% 7/1/39 (d)	340,000	402,621
5% 7/1/40 (d)	210,000	248,323
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 C:
5% 8/15/31	120,000	133,786
5% 8/15/31 (Pre-Refunded to 8/15/25 @ 100)	165,000	185,249
Series A, 5% 8/15/45	500,000	611,169
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2013, 5% 11/1/39 (Pre-Refunded to 11/1/22 @ 100)	120,000	123,378
Walpole Gen. Oblig. Series 2022, 3% 10/15/51	400,000	399,865
TOTAL MASSACHUSETTS		15,783,790
Michigan - 0.4%
Calhoun County Hosp. Fin. Auth. Rev. Series 2016:
5% 2/15/37	60,000	67,043
5% 2/15/41	345,000	383,883
5% 2/15/47	965,000	1,066,385
Detroit Downtown Dev. Auth. Tax Series 2018 A:
5% 7/1/43	255,000	273,504
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	280,000	299,455
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/27	95,000	107,313
5% 4/1/29	45,000	51,488
5% 4/1/30	40,000	45,620
5% 4/1/31	45,000	51,182
5% 4/1/32	50,000	56,778
5% 4/1/33	75,000	85,103
5% 4/1/37	125,000	141,413
5% 4/1/38	85,000	96,028
Series 2020:
5.5% 4/1/32	70,000	84,840
5.5% 4/1/34	40,000	48,391
5.5% 4/1/36	55,000	66,411
5.5% 4/1/38	120,000	144,499
5.5% 4/1/40	85,000	102,023
5.5% 4/1/45	60,000	71,385
5.5% 4/1/50	120,000	142,027
Series 2021 A, 5% 4/1/50	350,000	403,416
Detroit School District School Bldg. and Site Impt.:
Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	750,000	946,962
Series 2012 A, 5% 5/1/29	500,000	503,635
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021, 5% 1/1/51 (d)	630,000	757,270
Grand Rapids Econ. Dev. Corp. Econ. Dev. Rev. (Beacon Hill at Eastgate Proj.) Series 2017 A:
5% 11/1/32	130,000	139,787
5% 11/1/37	70,000	74,989
5% 11/1/47	170,000	180,758
5% 11/1/52	70,000	74,337
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C:
5% 7/1/30	60,000	68,505
5% 7/1/36	1,855,000	2,104,629
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 B, 5% 7/1/46	1,320,000	1,480,046
Series 2016 C, 5.25% 7/1/35	1,800,000	2,075,542
Karegnondi Wtr. Auth. Genesee, Lapeer and Sanilac Wtr. Supply Sys. Series 2014 A, 5.25% 11/1/40	1,215,000	1,293,776
Kentwood Econ. Dev. Corp. Series 2022:
4% 11/15/31	110,000	119,970
4% 11/15/43	150,000	159,803
Livonia Pub. School District Series 2006 II, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	500,000	564,133
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	250,000	274,300
(College for Creative Studies Proj.) Series 2015, 5% 12/1/45	250,000	256,944
Series 2014 C1, 5% 7/1/44 (Pre-Refunded to 7/1/22 @ 100)	120,000	121,747
Series 2014 C2, 5% 7/1/44 (Pre-Refunded to 7/1/22 @ 100) (d)	75,000	76,067
Series 2014 C3, 5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	250,000	270,349
Series 2014 C7, 5% 7/1/32	250,000	269,571
Series 2014 D6, 5% 7/1/36	850,000	914,309
Series 2015 B, 5% 5/15/35	610,000	671,557
Series 2015 C:
5% 7/1/34	250,000	276,304
5% 7/1/35	1,155,000	1,273,368
Series 2015 D2, 5% 7/1/34	275,000	303,465
Series 2015:
5% 12/1/31 (Pre-Refunded to 6/1/22 @ 100)	330,000	333,630
5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	610,000	616,709
Series 2016:
5% 11/15/34	390,000	445,650
5% 11/15/37	425,000	484,409
Series 2017 A, 5% 12/1/47 (Pre-Refunded to 12/1/22 @ 100)	365,000	376,327
Series 2019 A:
5% 2/15/37	170,000	205,312
5% 2/15/38	245,000	295,398
5% 2/15/39	720,000	866,697
Series 2020 A, 4% 6/1/49	250,000	269,299
Series 2020 B, 0% 6/1/45	1,200,000	362,179
Series 2020 B1, 5% 6/1/49	670,000	761,896
Series 2020 B2, 0% 6/1/65	4,800,000	610,782
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.) Series 2018, 5% 6/30/48 (d)	400,000	447,179
Series 2016, 5% 11/15/42	250,000	273,144
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev.:
Series 2007 B, 0% 6/1/52	1,545,000	179,254
Series 2008:
0% 6/1/46	7,000,000	908,046
0% 6/1/58	23,000,000	1,133,675
Michigan Trunk Line Fund Rev. (Rebuilding Michigan Prog.) Series 2021 A, 4% 11/15/46	250,000	286,505
Monroe County Econ. Dev. Corp. Ltd. Oblig. Series 1992 AA, 6.95% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,827
South Huron Valley Util. Auth. Series 2020, 4% 5/1/34	750,000	856,657
Wayne County Arpt. Auth. Rev.:
Series 2012 A, 5% 12/1/42	605,000	622,390
Series 2014 B, 5% 12/1/44	135,000	146,992
Series 2015 D, 5% 12/1/45 (Assured Guaranty Muni. Corp. Insured)	90,000	100,518
Wayne County Arpt. Rev. Series 2017 C, 5% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (d)(e)	1,215,000	1,395,740
TOTAL MICHIGAN		31,080,525
Minnesota - 0.1%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.):
Series 2016 B, 5% 1/1/47	275,000	198,518
Series 2016 D, 7.25% 1/1/52	295,000	214,217
Deephaven Charter School Lease Rev. Series 2017 A:
5% 10/1/37	30,000	30,624
5% 10/1/49	60,000	60,882
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
5% 2/15/48	250,000	287,471
5% 2/15/53	700,000	801,994
Series 2018, 5.25% 2/15/58	1,250,000	1,461,492
Minneapolis Health Care Sys. Rev. Series 2021, 4% 11/15/40	500,000	572,503
Minneapolis Taxable Charter Schools Lease Rev. (Twin cities Int'l. Schools Proj.) Series 2017 A, 5% 12/1/47 (e)	250,000	266,141
Minnesota Gen. Oblig. Series 2021 B, 4% 9/1/32	800,000	950,504
Minnesota Hsg. Fin. Agcy.:
Series 2011, 5% 8/1/31	25,000	25,090
Series 2018 E, 4.25% 1/1/49	250,000	266,729
Minnesota Office of Higher Ed. Series 2020, 2.65% 11/1/38 (d)	500,000	485,269
White Bear Lake Independent School District #624 Gen. Oblig. Series 2020 A, 3% 2/1/44	1,000,000	1,021,471
Woodbury Charter School Lease Rev. (Woodbury Leadership Academy Proj.) Series 2021 A:
4% 7/1/41	50,000	52,257
4% 7/1/51	40,000	41,257
4% 7/1/56	35,000	35,960
TOTAL MINNESOTA		6,772,379
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Rev. (Sys. Energy Resources, Inc. Proj.) Series 2021, 2.375% 6/1/44	250,000	212,486
Mississippi Dev. Bank Spl. Oblig. (City of Jackson, Mississippi Wtr. And Swr. Sys. Rev. Bond Proj.) Series 2013, 6.75% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	120,000	130,034
TOTAL MISSISSIPPI		342,520
Missouri - 0.3%
Conley Road Trans. Dev. District Series 2017, 5.375% 5/1/47	245,000	251,604
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2019 B:
5% 3/1/46 (d)	250,000	286,249
5% 3/1/49 (Assured Guaranty Muni. Corp. Insured) (d)	800,000	916,485
5% 3/1/54 (d)	1,605,000	1,820,153
5% 3/1/55 (Assured Guaranty Muni. Corp. Insured) (d)	2,005,000	2,284,677
Series 2020 A, 4% 3/1/50 (d)	685,000	733,296
(Kansas City Int'l. Arpt. Term. modernization Proj.) Series 2020 A, 4% 3/1/50 (Assured Guaranty Muni. Corp. Insured) (d)	1,750,000	1,874,669
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A:
4% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (d)	1,140,000	1,217,878
5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (d)	1,015,000	1,171,520
Kansas City Land Clearance for Redev. Auth. Series 2018 B, 5% 2/1/50 (e)	300,000	281,145
Kansas City Spl. Oblig.:
(Downtown Arena Proj.) Series 2016 E, 5% 4/1/40	1,050,000	1,152,645
(Downtown Streetcar Proj.) Series 2014 A, 5% 9/1/34	460,000	469,644
Kirkwood Indl. Dev. Retirement Commission Series 2017 A:
5.25% 5/15/37	120,000	127,904
5.25% 5/15/42	105,000	111,053
5.25% 5/15/50	245,000	257,245
Maryland Heights Indl. Dev. Auth. Rev. (Saint Louis Cmnty. Ice Ctr. Proj.) Series 2018 A, 5% 3/15/49	250,000	212,054
Missouri Health & Edl. Facilities Auth. Rev.:
(Lutheran Sr. Svcs. Proj.) Series 2016 B, 5% 2/1/46	395,000	424,866
(Lutheran Sr. Svcs. Projs.):
Series 2016 B:
5% 2/1/34	85,000	92,576
5% 2/1/35	65,000	70,718
Series 2021, 4% 2/1/42	250,000	270,850
Missouri Health & Edl. Facilities Rev. Series 2014 A, 5% 6/1/30	500,000	539,014
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.):
Series 2018 A, 4.25% 5/1/49	250,000	265,971
Series 2019 A, 4.25% 5/1/47	790,000	842,820
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(Iatan 2 Proj.) Series 2014 A, 5% 1/1/33	245,000	260,948
(Plum Point Proj.) Series 2014 A, 5% 1/1/33	610,000	665,116
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2015 A:
5% 12/1/35	120,000	127,696
5.125% 12/1/45	230,000	243,255
Series 2017, 5% 9/1/48	810,000	872,380
Series 2018 A:
5% 9/1/38	380,000	414,525
5.125% 9/1/48	1,175,000	1,276,718
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Expansion And Impt. Projs.) Series 2020, 5% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	750,000	893,841
Springfield School District # R12 Series 2019, 4% 3/1/35	500,000	571,005
St Louis Indl. Dev. Auth. Dev. Fing. Rev. (Ballpark Village Dev. Proj.) Series 2017 A:
3.875% 11/15/29	65,000	62,050
4.375% 11/15/35	235,000	222,335
4.75% 11/15/47	240,000	226,916
St Louis Land Clearance Redev. Auth. Annual Appropriation Redev. Rev. (Nat'l. Geospatial-Intelligence Agcy. Site Impt. Proj.) Series 2017 A:
5.125% 6/1/46	320,000	349,404
5.375% 6/1/43	890,000	986,926
St. Louis County Indl. Dev. Auth. Health Facilities Rev. Series 2015 A:
5% 8/15/30	60,000	63,042
5% 8/15/35	40,000	41,710
5.125% 8/15/45	105,000	108,512
TOTAL MISSOURI		23,061,415
Montana - 0.0%
Kalispell Hsg. and Healthcare Facilities Rev. (Immanuel Lutheran Corp. Proj.) Series 2017 A:
5.25% 5/15/37	40,000	42,591
5.25% 5/15/47	440,000	464,241
5.25% 5/15/52	460,000	483,918
Montana Facility Fin. Auth.:
(Montana Children's Home and Hosp. Proj.) Series 2020 A, 4% 7/1/50	250,000	264,858
Series 2018 B, 5% 7/1/48	250,000	281,975
Yellowstone County School District # 26 Series 2018:
5% 7/1/30	250,000	297,850
5% 7/1/31	500,000	594,175
5% 7/1/32	500,000	593,331
TOTAL MONTANA		3,022,939
Nebraska - 0.2%
Central Plains Energy Proj. Rev.:
(Proj. No. 3):
Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	1,175,000	1,197,998
Series 2017 A:
5% 9/1/30	210,000	251,436
5% 9/1/35	885,000	1,109,979
Series 2012, 5.25% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	120,000	122,497
Series 2017 A:
5% 9/1/31	320,000	386,663
5% 9/1/42	1,400,000	1,803,862
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2018 C, 4% 9/1/48	495,000	523,558
Omaha Pub. Pwr. District Elec. Rev. Series 2021 A:
4% 2/1/51	7,200,000	8,118,682
5% 2/1/46	2,550,000	3,112,935
Sarpy County School District # 0037 Series 2022, 4% 12/15/47	250,000	289,659
TOTAL NEBRASKA		16,917,269
Nevada - 0.3%
Clark County Fuel Tax Series 2018:
4% 12/1/35	950,000	1,075,239
4% 12/1/36	750,000	848,088
Clark County School District:
Series 2015 C, 4% 6/15/32	750,000	811,102
Series 2017 C, 4% 6/15/37	750,000	828,506
Series 2018 B, 5% 6/15/34	750,000	903,331
Series 2019 B, 4% 6/15/35 (Assured Guaranty Muni. Corp. Insured)	750,000	853,817
Series 2020 B:
3% 6/15/37	750,000	779,178
3% 6/15/39	750,000	773,396
Series 2021 B:
3% 6/15/35	1,200,000	1,264,475
3% 6/15/36	1,200,000	1,263,071
Henderson Pub. Impt. Trust Touro College & Univ. Sys. Obligated Group Rev. Series 2014 A:
5.5% 1/1/34	105,000	112,356
5.5% 1/1/39	160,000	170,496
5.5% 1/1/44	225,000	238,814
Las Vegas Convention & Visitors Auth.:
Series 2017 A, 4% 7/1/40	250,000	270,241
Series 2017 B, 4% 7/1/39	250,000	270,632
Series 2018 B:
4% 7/1/49	1,000,000	1,087,163
5% 7/1/43	3,360,000	3,917,006
Series 2019 B, 5% 7/1/33	255,000	305,488
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016:
5% 6/15/30	25,000	27,808
5% 6/15/40	665,000	732,949
5% 6/15/45	795,000	871,759
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2016 A, 5% 6/1/46	500,000	563,080
Series 2022 A:
4% 6/1/36	250,000	294,674
4% 6/1/37	500,000	587,788
4% 6/1/38	500,000	586,525
4% 6/1/40	680,000	791,250
Reno Sales Tax Rev. (Retrac-Reno Trans. Rail Access Corridor Proj.):
Series 2018 A:
5% 6/1/36	15,000	17,099
5% 6/1/37	30,000	34,174
5% 6/1/48	30,000	33,655
Series 2018 B:
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	10,000	11,595
5% 6/1/38 (Assured Guaranty Muni. Corp. Insured)	5,000	5,770
Series 2018 C, 0% 7/1/58 (e)	1,000,000	159,860
Sparks Tourism Impt. District No. 1 Sr. Sales Tax Anticipation Rev. Series 2019 A, 2.5% 6/15/24 (e)	70,000	70,270
Washoe County School District:
Series 2019 A, 3% 6/1/33	250,000	266,382
Series 2020 A, 4% 10/1/49	2,000,000	2,241,214
TOTAL NEVADA		23,068,251
New Hampshire - 0.0%
Nat'l. Fin. Auth. Hosp. Rev. (St. Lukes Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	250,000	239,509
Nat'l. Fin. Auth. Rev.:
(The Lawrenceville School Proj.) Series 2021 A, 4% 7/1/51	880,000	991,439
(The Vista Proj.) Series 2019 A:
5.25% 7/1/39 (e)	95,000	97,251
5.625% 7/1/46 (e)	55,000	56,902
5.75% 7/1/54 (e)	135,000	139,982
Bonds Series 2020 B, 3.75%, tender 7/2/40 (b)(d)(e)	250,000	252,175
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	271,890	302,965
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2020 A, 4% 4/1/50 (d)	750,000	807,816
New Hampshire Health & Ed. Facilities Auth. Series 2017 A:
6.125% 7/1/37 (e)	105,000	52,500
6.125% 7/1/52 (e)	255,000	127,500
6.25% 7/1/42 (e)	155,000	77,500
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016:
5% 10/1/36	50,000	55,492
5% 10/1/40	45,000	49,696
5% 10/1/46	370,000	405,926
TOTAL NEW HAMPSHIRE		3,656,653
New Jersey - 1.1%
Atlantic City Gen. Oblig. Series 2017 B, 5% 3/1/32	500,000	577,549
Atlantic County Impt. Auth.:
(Atlantic City Campus Phase II Proj.) Series 2021 A, 4% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	320,000	355,171
(Atlantic City Campus Proj.) Series 2016 A, 5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	500,000	559,522
Edison Township Gen. Oblig. Series 2021:
3% 3/15/31	250,000	268,562
3% 3/15/32	785,000	838,426
Essex County Impt. Auth. (CHF-Newark, L.L.C. - NJIT Student Hsg. Proj.) Series 2021 A, 4% 8/1/46	145,000	161,838
Essex County Impt. Auth. Charter School Rev.:
(North Star Academy Charter School of Newark, Inc. - 2020 Proj.) Series 2020, 4% 7/15/60 (e)	300,000	314,308
(North Star Academy Charter School of Newark, New Jersey Hazelwood & Broad Proj.) Series 2020 A, 4% 8/1/60 (e)	250,000	261,980
(The Friends o Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/46	120,000	128,642
(The Friends of Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/56	185,000	196,624
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/33	245,000	285,611
New Brunswick Parking Auth. Rev. Series 2016 A:
5% 9/1/28	250,000	287,000
5% 9/1/29	250,000	286,181
5% 9/1/30	750,000	857,144
5% 9/1/31	800,000	913,541
New Jersey Econ. Dev. Auth.:
Series 2020 A:
4% 11/1/38	120,000	129,694
4% 11/1/44	830,000	888,203
Series A, 5% 11/1/35	250,000	292,308
Series QQQ, 4% 6/15/50	250,000	267,293
New Jersey Econ. Dev. Auth. Energy Facility Rev. (Umm Energy Partners, LLC Proj.) Series 2012 A:
5% 6/15/37 (d)	75,000	75,612
5.125% 6/15/43 (d)	105,000	105,872
New Jersey Econ. Dev. Auth. Lease Rev. Series 2018 C, 5% 6/15/42	250,000	282,608
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (d)	680,000	722,219
5.375% 1/1/43 (d)	455,000	484,440
(Lions Gate Proj.) Series 2014:
4.375% 1/1/24	30,000	30,234
4.875% 1/1/29	65,000	65,696
5% 1/1/34	120,000	120,847
5.25% 1/1/44	295,000	296,595
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proejct) Series 2015 A, 5% 1/1/48	775,000	801,801
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/30	120,000	125,564
(Provident Group-Montclair Properties L.L.C. - Montclair State Univ. Student Hsg. Proj.) Series 2017, 5% 6/1/42 (Assured Guaranty Muni. Corp. Insured)	145,000	168,210
(The Goethals Bridge Replacement Proj.) Series 2013:
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured) (d)	300,000	319,019
5.125% 7/1/42 (Assured Guaranty Muni. Corp. Insured) (d)	135,000	143,634
5.625% 1/1/52 (d)	1,280,000	1,367,359
Series 1997 A, 0% 7/1/26 (Escrowed to Maturity)	150,000	139,167
Series 2012:
5% 6/15/24 (Pre-Refunded to 6/15/22 @ 100)	120,000	121,510
5% 6/15/25 (Pre-Refunded to 6/15/22 @ 100)	610,000	617,676
5% 6/15/28 (Pre-Refunded to 6/15/22 @ 100)	370,000	374,656
Series 2018, 5% 1/1/39	205,000	225,843
Series 2019 LLL, 5% 6/15/49	250,000	285,199
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
(Continental Airlines, Inc. Proj.) Series 2000 B, 5.625% 11/15/30 (d)	1,250,000	1,341,587
(Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/37 (d)	1,520,000	1,713,381
5% 10/1/47 (d)	1,890,000	2,105,464
Series 1999:
5.125% 9/15/23 (d)	30,000	30,755
5.25% 9/15/29 (d)	555,000	568,579
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (Middlesex Wtr. Co. Proj.):
Series 2012 A, 5% 10/1/23	300,000	317,485
Series 2019, 5% 8/1/59 (d)	245,000	282,065
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	750,000	850,889
5% 7/1/30	750,000	849,594
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	1,250,000	1,435,712
4% 6/1/31	3,430,000	3,965,091
4% 6/1/32	170,000	197,778
5% 6/1/25	1,030,000	1,141,442
5% 6/1/26	1,505,000	1,711,360
5% 6/1/28	575,000	683,040
Series 2020:
5% 6/1/40	500,000	580,984
5% 6/1/41	1,100,000	1,276,854
5% 6/1/42	1,050,000	1,217,110
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011:
5% 7/1/25	485,000	492,045
5% 7/1/26	120,000	121,731
Series 2012 A:
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	150,000	152,159
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	545,000	552,843
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	120,000	121,727
Series 2013 A, 5.5% 7/1/43	245,000	258,488
Series 2014 A, 5% 7/1/44	405,000	437,286
Series 2015 A, 5% 7/1/46 (Assured Guaranty Muni. Corp. Insured)	430,000	471,939
Series 2016 A, 5% 7/1/43	715,000	812,499
Series 2017 A:
5% 7/1/38	1,100,000	1,276,697
5.25% 7/1/57	245,000	285,421
Series 2019:
4% 7/1/35	60,000	67,869
5% 7/1/31	60,000	73,200
Series 2021 A:
4% 7/1/45	610,000	684,433
4% 7/1/51	1,075,000	1,195,969
Series 2021, 3% 7/1/41	250,000	253,208
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 A1 1, 5% 12/1/22 (d)	245,000	252,378
Series 2018 C, 4% 12/1/48 (d)	250,000	257,154
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 C, 4.75% 10/1/50	950,000	1,025,646
New Jersey Institute of Technology:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	340,000	344,950
Series 2015 A, 5% 7/1/40	425,000	468,266
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/31	500,000	575,556
5% 6/1/33	800,000	916,634
5% 6/1/36	800,000	911,253
5% 6/1/46	250,000	280,702
5.25% 6/1/46	970,000	1,105,893
Series 2018 B, 5% 6/1/46	900,000	1,002,349
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/30 (Pre-Refunded to 1/1/23 @ 100)	485,000	501,701
Series 2014 A, 5% 1/1/28	570,000	616,670
Series 2015 E, 5% 1/1/45	935,000	1,014,074
Series 2017 D1, 1 month U.S. LIBOR + 0.700% 0.774% 1/1/24 (b)(c)	4,100,000	4,120,750
Series 2021 A:
4% 1/1/42	235,000	263,963
4% 1/1/51	4,150,000	4,605,109
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	925,000	1,047,295
5.25% 6/15/43	2,895,000	3,351,779
Series 2006 C:
0% 12/15/30 (FGIC Insured)	2,200,000	1,760,455
0% 12/15/31 (FGIC Insured)	585,000	452,617
0% 12/15/34	2,600,000	1,827,768
Series 2008 A, 0% 12/15/28	910,000	758,866
Series 2012 AA, 5% 6/15/24	570,000	577,006
Series 2018 A:
5% 6/15/28	500,000	567,505
5% 6/15/29	900,000	1,020,766
5% 6/15/31	1,070,000	1,210,919
Series 2019 BB:
4% 6/15/50	250,000	265,396
5% 6/15/44	1,100,000	1,249,305
Series 2020 AA, 4% 6/15/50	1,380,000	1,484,548
Series 2021 A:
4% 6/15/34	295,000	325,394
4% 6/15/35	150,000	165,268
4% 6/15/36	810,000	890,824
4% 6/15/38 (f)	325,000	355,424
Series 2022 A:
4% 6/15/39 (f)	410,000	447,671
4% 6/15/40 (f)	415,000	452,288
4% 6/15/41 (f)	300,000	325,895
4% 6/15/42 (f)	205,000	222,122
Series 2022 AA:
5% 6/15/35 (f)	190,000	228,613
5% 6/15/36 (f)	275,000	328,872
5% 6/15/37 (f)	220,000	261,991
5% 6/15/38 (f)	110,000	130,283
Series 2022 BB:
4% 6/15/40	300,000	327,995
4% 6/15/41	300,000	327,197
4% 6/15/42	300,000	326,473
4% 6/15/50	2,075,000	2,228,925
Series A:
5% 12/15/25	350,000	391,498
5% 12/15/26	750,000	857,455
Series AA:
4% 6/15/38	250,000	272,575
4% 6/15/45	985,000	1,059,176
4% 6/15/50	2,600,000	2,779,847
5% 6/15/44	1,300,000	1,352,787
5% 6/15/45	250,000	288,645
5% 6/15/50	250,000	287,512
Series BB, 4% 6/15/44	710,000	757,132
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (d)	565,000	626,040
5% 1/1/48 (d)	940,000	1,037,544
Series 2017 A, 5% 1/1/49	355,000	395,167
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2020 A:
4% 11/1/50	600,000	642,064
5% 11/1/45	250,000	290,712
The Poll. Cont. Fin. Auth. of Gloucester County Poll. Cont. Rev. (Logan Proj.) Series 2014 A, 5% 12/1/24 (d)	180,000	189,082
Union County Impt. Auth. Solid Waste Disp. Rev. (Aries Linden, LLC Proj.) Series 2019, 6.75% 12/1/41 (d)(e)	220,000	221,387
TOTAL NEW JERSEY		94,901,173
New Mexico - 0.0%
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 C, 1.15%, tender 6/1/24 (b)	245,000	241,310
New Mexico Hosp. Equip. Ln. Council Rev.:
(Gerald Champion Reg'l. Med. Ctr. Proj.) Series 2012 A, 5.5% 7/1/42	250,000	253,083
Series 2019 A:
4% 8/1/48	545,000	597,608
5% 8/1/44	500,000	601,892
TOTAL NEW MEXICO		1,693,893
New York - 2.9%
Brookhaven Loc Dev. Corp. (Active Retirement Cmnty., Inc. D/B/A Jeffersons Ferry Proj.) Series 2016, 5.25% 11/1/36	90,000	102,659
Brooklyn Arena Local Dev. Corp. Series 2016 A, 5% 7/15/42	585,000	648,527
Build NYC Resource Corp. Rev.:
(Richmond Preparatory Charter School Proj.) Series 2021 A, 5% 6/1/51 (e)	150,000	162,388
(Shefa School Proj.) Series 2021 A, 5% 6/15/51 (e)	585,000	662,456
Build NYC Resource Corp. Solid Waste Disp. Rev. (Pratt Paper NY, Inc. Proj.) Series 2014, 5% 1/1/35 (d)(e)	940,000	1,015,045
Dorm. Auth. New York Univ. Rev.:
Series 2011 A, 5% 10/1/25	5,000	5,018
Series 2016 A, 5% 7/1/37	315,000	360,212
Series 2017:
5% 12/1/30 (e)	100,000	115,459
5% 12/1/31 (e)	100,000	115,260
5% 12/1/34 (e)	100,000	114,899
5% 12/1/35 (e)	105,000	120,456
5% 12/1/36 (e)	100,000	114,637
5% 12/1/37 (e)	105,000	120,346
Dutchess County Local Dev. Corp. Rev. (Bard College Proj.) Series 2020 A, 5% 7/1/51 (e)	300,000	339,202
Erie County Tobacco Asset Securitization Corp.:
Series 2005 B, 0% 6/1/47	2,000,000	463,542
Series 2006 A, 0% 6/1/60 (e)	9,465,000	549,138
Glen Cove Local Econ. Assistance Corp. Rev. (Garvies Point Pub. Impt. Proj.):
Series 2016 A, 5% 1/1/56	480,000	497,666
Series 2016 B, 0% 1/1/45	2,955,000	1,034,617
Series 2016 C, 0% 1/1/55 (g)	705,000	706,183
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 4% 2/15/47	550,000	590,747
Huntington Local Dev. Corp. Rev. (Gurwin Independent Hsg., Inc. / Fountaingate Gardens Proj.) Series 2021 B, 4% 7/1/27	250,000	254,073
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	2,200,000	2,867,564
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 A:
5% 9/1/37	260,000	265,207
5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	160,000	163,423
Series 2012, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	210,000	214,492
Series 2014 A:
5% 9/1/34	160,000	174,038
5% 9/1/39	1,000,000	1,086,450
5% 9/1/44	1,000,000	1,085,165
Series 2015 B, 5% 9/1/45	900,000	995,075
Series 2016 B, 5% 9/1/41	345,000	391,243
Series 2017, 5% 9/1/47	175,000	202,034
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 4% 7/1/50	1,060,000	1,172,845
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	250,000	261,588
Nassau County Gen. Oblig. Series 2019 B, 5% 4/1/44 (Assured Guaranty Muni. Corp. Insured)	750,000	904,943
Nassau County Indl. Dev. Agcy.:
Series 2021 A, 9% 1/1/41 (e)	675,000	645,684
Series 2021 B, 5% 1/1/58 (h)	1,390,000	1,157,291
Nassau County Tobacco Settlement Corp. Series 2006 A3, 5.125% 6/1/46	300,000	305,491
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	250,000	300,001
New York City Gen. Oblig.:
Series 2012 I, 5% 8/1/23	500,000	508,245
Series 2014 J:
5% 8/1/30	525,000	570,437
5% 8/1/33	180,000	195,489
Series 2017 B:
5% 12/1/37	515,000	588,335
5% 12/1/41	570,000	648,386
Series 2018 B1:
5% 10/1/38	310,000	361,477
5.25% 10/1/32	2,150,000	2,560,518
Series 2018 E1:
5% 3/1/41	15,000	17,520
5% 3/1/44	570,000	663,540
Series 2018 F, 5% 4/1/45	610,000	710,336
Series 2018 F1, 5% 4/1/43	850,000	992,036
Series 2019 D1:
4% 12/1/42	195,000	215,863
5% 12/1/42	610,000	724,115
Series 2019:
3% 8/1/36	1,100,000	1,147,764
4% 8/1/38	1,100,000	1,233,664
Series 2020 C, 5% 8/1/43	170,000	205,772
Series 2020 D:
4% 3/1/41	1,300,000	1,452,324
4% 3/1/50	2,250,000	2,482,664
Series 2021 F1, 4% 3/1/40	245,000	276,089
Series 2021, 4% 8/1/40	1,155,000	1,307,590
Series 2022 A1, 5% 8/1/35	500,000	623,077
Series A, 5% 8/1/39	500,000	599,854
Series B:
5% 10/1/42	1,100,000	1,316,518
5% 10/1/43	500,000	597,189
New York City Hsg. Dev. Corp. Series 2013 E1C, 4.95% 11/1/46	800,000	888,989
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 G1B, 3.05% 5/1/50	2,350,000	2,258,705
Series 2019 J:
3.05% 11/1/49	1,300,000	1,252,260
3.15% 11/1/54	2,250,000	2,190,863
Series 2021 A1, 2.25% 11/1/36	250,000	232,917
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/46 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	250,000	245,345
(Yankee Stadium Proj.) Series 2020 A:
3% 3/1/49	250,000	234,018
3% 3/1/49 (Assured Guaranty Muni. Corp. Insured)	250,000	242,676
4% 3/1/31 (Assured Guaranty Muni. Corp. Insured)	500,000	578,038
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 EE, 5% 6/15/47	1,150,000	1,203,783
Series 2014 CC, 5% 6/15/47	950,000	1,019,732
Series 2018 EE, 5% 6/15/40	1,500,000	1,766,155
Series 2020 GG1, 5% 6/15/50	750,000	904,357
Series 2020, 4% 6/15/42	750,000	841,476
Series 2021 BB1, 3% 6/15/44	1,550,000	1,536,093
Series 2021 CC1, 5% 6/15/51	800,000	979,533
Series 2021, 3.5% 6/15/48	3,300,000	3,476,068
Series GG 1, 5% 6/15/48	500,000	603,739
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2013 S1, 5% 7/15/37	570,000	578,612
Series 2015 S1:
5% 7/15/33	750,000	823,236
5% 7/15/36	1,050,000	1,150,667
Series 2015 S2, 5% 7/15/34	500,000	556,286
Series 2016 S1, 5% 7/15/43	925,000	1,032,161
Series 2018 S3, 5% 7/15/43	610,000	722,861
Series 2019 S1, 5% 7/15/45	610,000	721,171
Series 2019 S3, 5% 7/15/37	290,000	346,038
New York City Transitional Fin. Auth. Rev.:
Series 2014 A1, 5% 11/1/42	1,145,000	1,212,979
Series 2016 E, 5% 2/1/37	500,000	560,319
Series 2017 A, 5% 8/1/34	900,000	1,048,914
Series 2017 A1, 5% 5/1/33	1,025,000	1,162,206
Series 2017 F, 5% 5/1/32	500,000	580,962
Series 2017 F1, 5% 5/1/42	1,200,000	1,381,484
Series 2019 B1:
5% 8/1/36	845,000	1,002,573
5% 8/1/38	610,000	722,312
Series 2019 C1, 4% 11/1/38	1,175,000	1,310,024
Series 2020 A3, 4% 5/1/44	345,000	380,751
Series 2020 B1:
4% 11/1/37	3,200,000	3,599,924
4% 11/1/38	900,000	1,010,042
4% 11/1/39	610,000	682,963
4% 11/1/41	1,175,000	1,311,777
4% 11/1/42	1,300,000	1,448,662
Series 2020 C1, 4% 5/1/43	1,050,000	1,175,313
Series 2021 A:
3% 11/1/37	1,500,000	1,528,997
3% 11/1/39	300,000	303,677
5% 11/1/26	675,000	783,422
Series 2021 C, 4% 5/1/40	800,000	900,775
Series 2021 C1, 4% 5/1/38	1,400,000	1,584,359
Series 2021 E1, 4% 2/1/42	800,000	898,759
Series 2021 F1:
4% 11/1/36	60,000	68,585
4% 11/1/37	180,000	205,350
Series 2021, 4% 11/1/38	800,000	915,468
Series 2022 A1:
4% 11/1/35	250,000	287,405
4% 11/1/37	500,000	573,852
Series 2022 B1, 5% 8/1/45	1,330,000	1,628,129
Series 2022 C1, 5% 2/1/51	1,750,000	2,147,265
Series C1, 4% 5/1/42	1,000,000	1,121,159
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2017, 5% 1/1/47	250,000	277,400
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 B, 5% 3/15/32	760,000	762,779
Series 2015 E, 5% 3/15/34	500,000	558,609
New York Dorm. Auth. Rev.:
Series 2013 A, 5% 7/1/44	170,000	176,669
Series 2020 A:
4% 7/1/50	820,000	903,415
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	500,000	595,037
Series 2021 A, 4% 7/1/46	330,000	372,980
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/35	735,000	838,372
Series 2017 A:
5% 3/15/39	460,000	530,092
5% 3/15/40	1,000,000	1,151,334
5% 3/15/42	225,000	258,583
5% 3/15/44	500,000	573,592
Series 2018 A:
5% 3/15/40	2,450,000	2,885,477
5% 3/15/43	900,000	1,056,621
Series 2018 C, 4% 3/15/44	1,075,000	1,195,659
Series 2018 E, 5% 3/15/40	750,000	893,695
New York Liberty Dev. Corp.:
(3 World Trade Ctr. Proj.) Series 2014:
5.15% 11/15/34 (e)	335,000	361,700
5.375% 11/15/40 (e)	2,605,000	2,813,653
(7 World Trade Ctr. Proj.) Series 2022 A:
3% 9/15/43	1,000,000	987,240
3.125% 9/15/50 (f)(i)	2,050,000	2,016,956
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	1,300,000	1,313,271
(Bank of America Tower At One Bryant Park Proj.) Series 2019 3, 2.8% 9/15/69	345,000	342,178
(World Trade Ctr. Proj.):
Series 2014, 7.25% 11/15/44 (e)	300,000	323,122
Series 2021 A, 3% 11/15/51	1,335,000	1,278,668
Series 2021 1WTC:
2.75% 2/15/44	250,000	231,768
3% 2/15/42	750,000	742,232
Series 2021:
2.25% 2/15/41	610,000	530,329
4% 2/15/43	725,000	801,243
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A:
5% 11/15/22	800,000	823,420
5.25% 11/15/31	610,000	707,998
5.25% 11/15/33	1,000,000	1,157,988
5.25% 11/15/34	1,025,000	1,189,284
5.25% 11/15/36	1,025,000	1,187,362
Series 2016 B1, 5% 11/15/36	1,300,000	1,487,376
Series 2016 B2, 5% 11/15/36	225,000	257,453
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2002 D2:
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Indx 0.584%, tender 4/1/24 (Assured Guaranty Muni. Corp. Insured) (b)(c)	3,295,000	3,298,422
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Indx 0.584%, tender 4/1/24 (Assured Guaranty Muni. Corp. Insured) (b)(c)	205,000	205,213
Series 2006 B, 5.25% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	485,000	564,982
Series 2012 F, 5% 11/15/30	250,000	256,447
Series 2013 C:
5% 11/15/38	800,000	830,751
5% 11/15/42	975,000	1,011,053
Series 2013 E, 5% 11/15/38	500,000	525,808
Series 2014 B, 5.25% 11/15/35	500,000	533,816
Series 2015 A1, 5% 11/15/40	500,000	543,186
Series 2015 B, 5% 11/15/40	250,000	271,593
Series 2015 D1, 5% 11/15/26	500,000	559,413
Series 2016 A1, 5% 11/15/41	500,000	551,196
Series 2016 A2, 5% 11/15/27	250,000	284,085
Series 2016 D, 5% 11/15/27	250,000	284,085
Series 2017 D, 5% 11/15/33	165,000	189,382
Series 2019 C:
4% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	1,025,000	1,112,511
5% 11/15/42	250,000	289,957
5% 11/15/43	250,000	294,742
5% 11/15/44	1,600,000	1,883,534
Series 2019 F, 5% 11/15/22	760,000	781,055
Series 2020 A:
5% 2/1/23	520,000	538,041
5% 11/15/47	670,000	773,456
Series 2020 A1:
4% 11/15/42 (Assured Guaranty Muni. Corp. Insured)	800,000	880,687
4% 11/15/44 (Assured Guaranty Muni. Corp. Insured)	500,000	548,303
4% 11/15/46	500,000	535,187
4% 11/15/54 (Assured Guaranty Muni. Corp. Insured)	700,000	760,970
5% 11/15/49	1,275,000	1,469,161
Series 2020 C1, 5.25% 11/15/55	670,000	781,517
Series 2020 D:
4% 11/15/47	400,000	429,064
5% 11/15/45	2,050,000	2,392,664
Series 2020 E, 4% 11/15/45	250,000	269,041
Series 2021 A1:
4% 11/15/45	250,000	270,043
4% 11/15/46	250,000	269,458
4% 11/15/47	250,000	269,052
4% 11/15/48	500,000	537,560
4% 11/15/49	250,000	268,541
4% 11/15/50	800,000	858,679
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	15,000	17,346
Series 2017 B, 5% 2/15/38	1,300,000	1,509,733
Series 2019 A:
4% 3/15/48	250,000	273,855
5% 3/15/46	610,000	729,945
Series 2019 D:
4% 2/15/39	1,025,000	1,147,088
4% 2/15/47	2,550,000	2,811,121
5% 2/15/48	1,075,000	1,283,814
Series 2020 A, 3% 3/15/49	250,000	247,610
Series 2021 A, 4% 3/15/40	3,300,000	3,726,055
Series 2021 E:
3% 3/15/41	1,650,000	1,665,393
3% 3/15/50	1,800,000	1,779,167
3% 3/15/51	1,800,000	1,775,337
4% 3/15/48	1,400,000	1,570,586
New York State Hsg. Fin. Agcy. Rev.:
Series 2020 L2, 0.75% 11/1/25	545,000	524,288
Series 2020 M2, 0.75% 11/1/25	305,000	297,654
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	400,000	444,765
Series 2020 C:
4% 3/15/42	1,140,000	1,278,175
4% 3/15/49	550,000	608,505
5% 3/15/47	750,000	905,607
Series 2020 E:
3% 3/15/40	950,000	958,670
3% 3/15/47	250,000	247,904
4% 3/15/34	250,000	284,095
4% 3/15/37	2,555,000	2,876,516
4% 3/15/38	885,000	993,869
4% 3/15/39	1,215,000	1,361,100
New York State Urban Eev Corp.:
Series 2019 A, 5% 3/15/41	1,600,000	1,926,518
Series 2021 A, 4% 3/15/43	1,925,000	2,173,580
New York Thruway Auth. Gen. Rev.:
Series 2018 L, 5% 1/1/31	500,000	586,501
Series 2019 B:
4% 1/1/39	1,625,000	1,788,931
4% 1/1/45	900,000	979,160
4% 1/1/50	1,400,000	1,516,148
4% 1/1/50 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,147,147
Series 2020 N:
4% 1/1/45	800,000	878,647
5% 1/1/34	1,075,000	1,297,214
5% 1/1/35	750,000	903,509
5% 1/1/36	1,600,000	1,924,540
5% 1/1/38	750,000	898,275
Series 2021 O, 4% 1/1/39	750,000	844,476
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1:
3% 3/15/50	400,000	393,887
4% 3/15/44	500,000	559,222
4% 3/15/52	225,000	249,424
4% 3/15/54	250,000	276,714
4% 3/15/55	250,000	276,503
4% 3/15/57	1,500,000	1,656,481
New York Trans. Dev. Corp.:
(American Airlines, Inc. John F. Kennedy Int'l. Arpt. Proj.):
Series 2016:
5% 8/1/26 (d)	1,150,000	1,161,461
5% 8/1/31 (d)	1,130,000	1,141,262
Series 2020:
5.25% 8/1/31 (d)	415,000	469,785
5.375% 8/1/36 (d)	445,000	523,425
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020:
4.375% 10/1/45 (d)	2,665,000	2,850,648
5% 10/1/40 (d)	1,230,000	1,415,784
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/34 (d)	710,000	799,363
(Delta Airlines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/35 (d)	935,000	1,090,981
Series 2016 A:
4% 7/1/31 (d)	1,050,000	1,100,146
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured) (d)	2,350,000	2,457,730
5.25% 1/1/50 (d)	750,000	798,462
Series 2021:
2.25% 8/1/26 (d)	80,000	79,732
3% 8/1/31 (d)	180,000	182,958
New York Urban Dev. Corp. Rev.:
Series 2016 A, 5% 3/15/30	1,300,000	1,475,799
Series 2019 A:
5% 3/15/37	345,000	411,204
5% 3/15/43	1,075,000	1,269,384
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 3% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	250,000	254,404
Onondaga Civic Dev. Corp. (St. Joseph's Hosp. Health Ctr. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	955,000	968,744
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/49	500,000	551,690
5% 12/1/43	1,900,000	2,291,761
Orange County N Y Fdg Corp. Assistance (The Hamlet at Wallkill Assisted Living Proj.) Series 2012, 6.5% 1/1/46	325,000	323,792
Oyster Bay Gen. Oblig. Series 2021 A, 2% 3/11/22	2,000,000	2,000,679
Port Auth. of New York & New Jersey:
Series 2020 222:
4% 7/15/37	500,000	564,064
4% 7/15/39	900,000	1,010,093
Series 2021 227, 2% 10/1/34 (d)	160,000	148,904
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	125,000	121,299
5.375% 11/1/54 (e)	105,000	101,163
Suffolk County Gen. Oblig.:
Series 2019 B:
3% 10/15/31 (Assured Guaranty Muni. Corp. Insured)	500,000	522,005
5% 10/15/28 (Assured Guaranty Muni. Corp. Insured)	500,000	594,051
Series 2021 A, 4% 6/15/30	535,000	608,520
Suffolk Tobacco Asset Securitization Corp. Series 2021 B2, 0% 6/1/66	1,250,000	180,633
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/34	800,000	900,040
5% 6/1/35	250,000	280,908
Tompkins County Dev. Corp. Continuing Care Retirement Cmnty. Rev.:
(Kendal at Itchaca, Inc. Proj.) Series 2014 A, 5% 7/1/29	55,000	59,194
(Kendal at Ithaca, Inc. Proj.) Series 2014 A, 5% 7/1/34	100,000	106,961
(Kendal at Ithaca, Inc. Proj.) Series 2014 A, 5% 7/1/44	110,000	116,853
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	910,000	1,106,676
Series 2021 C1A, 4% 5/15/42	500,000	567,951
Series 2021 C2:
3% 5/15/32	250,000	270,145
3% 5/15/33	500,000	535,104
Series 2021 C3, 3% 5/15/51	2,050,000	2,059,985
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B, 5% 11/15/25	245,000	251,953
Series 2017 B:
5% 11/15/35	900,000	1,050,037
5% 11/15/38	500,000	582,811
Series 2018 A:
5% 11/15/45	1,300,000	1,526,099
5% 11/15/46	900,000	1,054,960
Series 2019 A:
5% 11/15/43	750,000	897,897
5% 11/15/49	1,650,000	1,960,712
Series 2020 A, 5% 11/15/49	3,255,000	3,935,292
Westchester County Local Dev. Co. Series 2014 A, 5.5% 5/1/42	1,620,000	1,742,672
TOTAL NEW YORK		251,985,513
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 2012 172:
4.25% 10/1/32 (d)	500,000	501,379
5% 10/1/34 (d)	245,000	245,851
Series 2016 197:
5% 11/15/34 (d)	1,300,000	1,483,609
5% 11/15/35 (d)	1,050,000	1,196,775
Series 2019 218:
4% 11/1/41 (d)	750,000	818,038
5% 11/1/49 (d)	500,000	585,070
Series 2021 223, 4% 7/15/51 (d)	500,000	541,769
Series 214, 4% 9/1/43 (d)	1,285,000	1,393,913
TOTAL NEW YORK AND NEW JERSEY		6,766,404
Non-State Specific - 0.0%
Invesco Advantage Muni. Income Trust 1.25% 12/1/22 (b)(e)	1,900,000	1,900,000
North Carolina - 0.2%
Mecklenburg County Gen. Oblig.:
Series 2016 A, 5% 9/1/25	915,000	1,031,866
Series 2017 A, 5% 4/1/25	290,000	322,973
North Carolina Dept. of Trans. Private Activity Rev. (I-77 Hot Lanes Proj.) Series 2015, 5% 6/30/54 (d)	250,000	265,618
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2015:
5% 10/1/25	215,000	225,758
5% 10/1/30	115,000	119,998
5% 10/1/35	350,000	363,451
5% 6/1/40	1,575,000	1,734,354
5% 6/1/45	1,600,000	1,756,566
Series 2021 A, 4% 3/1/51	150,000	152,154
Series 2021 C:
4% 3/1/36	140,000	145,912
4% 3/1/42	295,000	302,175
North Carolina Med. Care Commission Retirement Facilities Rev.:
(Salemtowne Proj.) Series 2015:
5.25% 10/1/35	120,000	120,180
5.25% 10/1/37	55,000	58,363
5.375% 10/1/45	715,000	756,271
(The Pines at Davidson Proj.) Series 2019 A, 5% 1/1/49	250,000	269,431
Series 2013, 6.25% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	275,000	293,494
Series 2015 A, 5% 9/1/37 (Pre-Refunded to 9/1/24 @ 100)	125,000	135,806
Series 2015:
4.7% 7/1/37	165,000	171,430
4.875% 7/1/40	325,000	338,296
5% 7/1/45	270,000	281,234
Series 2016:
5% 10/1/31	105,000	111,605
5% 10/1/37	95,000	100,270
Series 2017 A:
5% 7/1/47	70,000	74,085
5% 10/1/47 (Pre-Refunded to 10/1/23 @ 103)	250,000	272,215
Series 2017 C:
5% 9/1/41 (Pre-Refunded to 9/1/23 @ 103)	100,000	108,459
5% 9/1/46 (Pre-Refunded to 9/1/23 @ 103)	550,000	596,526
Series 2019 A:
5% 7/1/39	105,000	114,385
5% 7/1/44	135,000	146,208
5% 7/1/49	120,000	129,507
Series 2021 A:
4% 9/1/41	65,000	70,393
4% 9/1/47	60,000	63,854
4% 9/1/51	60,000	63,300
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 A, 5% 1/1/28	930,000	1,049,078
North Carolina Tpk. Auth. Monroe Expressway Toll Rev. Series 2016 A:
5% 7/1/42	70,000	77,503
5% 7/1/47	325,000	358,028
5% 7/1/51	315,000	346,419
5% 7/1/54	1,480,000	1,625,072
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2017:
5% 1/1/30	90,000	102,237
5% 1/1/32	135,000	152,624
Series 2018:
5% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	345,000	412,978
5% 1/1/40	1,025,000	1,186,911
Series 2019:
5% 1/1/49	600,000	695,319
5% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	250,000	299,056
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/34 (d)	260,000	311,214
5% 5/1/35 (d)	120,000	143,389
5% 5/1/36 (d)	60,000	71,629
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B:
5% 12/1/36	495,000	636,860
5% 12/1/37	775,000	996,787
5% 12/1/38	875,000	1,123,047
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2016, 5% 2/1/46	60,000	67,748
TOTAL NORTH CAROLINA		20,352,036
North Dakota - 0.0%
Cass County Health Care Facilities Rev. Series 2018 B, 5.25% 2/15/53	250,000	292,755
Grand Forks Health Care Sys. Rev. Series 2021:
3% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	250,000	238,966
3% 12/1/51 (Assured Guaranty Muni. Corp. Insured)	250,000	235,323
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	400,000	376,072
Univ. of North Dakota Hsg. and Auxiliary Facilities Rev. Series 2019 A, 4% 4/1/44 (Assured Guaranty Muni. Corp. Insured)	750,000	836,721
Ward County Health Care Facility Rev. Series 2017 C, 5% 6/1/48	700,000	788,874
TOTAL NORTH DAKOTA		2,768,711
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/42	750,000	756,205
Series 2016, 5.25% 11/15/46	500,000	568,487
American Muni. Pwr., Inc. Rev.:
Series 2015 A, 5% 2/15/29	250,000	266,470
Series 2021 A:
4% 2/15/34	2,475,000	2,811,480
5% 2/15/33	1,300,000	1,586,561
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	915,000	822,249
4% 6/1/37	315,000	346,990
4% 6/1/38	215,000	236,202
4% 6/1/39	425,000	466,250
4% 6/1/48	1,345,000	1,412,440
Series 2020 B2, 5% 6/1/55	17,385,000	18,926,236
Cleveland-Cuyahoga County Port Auth.:
(Centers for Dialysis Care Proj.) Series 2017 A, 5% 12/1/42	250,000	271,529
(Playhouse Square Foundation Proj.) Series 2018:
5.5% 12/1/43	105,000	118,054
5.5% 12/1/53	590,000	657,709
(The Cleveland Museum of Natural History Proj.) Series 2021:
4% 7/1/40	35,000	39,806
4% 7/1/41	45,000	51,098
4% 7/1/46	90,000	101,082
4% 7/1/51	120,000	134,135
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2019, 4% 8/1/44	300,000	331,653
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/37	250,000	285,989
5% 2/15/42	275,000	314,416
5% 2/15/52	250,000	284,669
5% 2/15/57	430,000	488,545
5.25% 2/15/47	250,000	288,536
5.5% 2/15/52	1,795,000	2,097,057
5.5% 2/15/57	2,335,000	2,721,920
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	845,000	919,806
5% 12/1/51	1,385,000	1,495,398
Franklin County Health Care Facilities Rev. Series 2013 A:
6.125% 7/1/40 (Pre-Refunded to 7/1/22 @ 100)	25,000	25,443
6.125% 7/1/40 (Pre-Refunded to 7/1/22 @ 100)	415,000	422,356
Hamilton County Healthcare Rev.:
(Life Enriching Cmntys. Proj.):
Series 2016, 5% 1/1/36	180,000	192,592
Series 2017 A, 5% 1/1/52	120,000	127,985
(Life Enriching Communitites Proj.) Series 2016, 5% 1/1/46	510,000	539,429
Lake Local School District Gen. Oblig. Series 2022, 4% 12/1/58	1,035,000	1,106,578
Lucas County Hosp. Rev. Series 2018 A, 5.25% 11/15/48	1,250,000	1,455,692
Marion County Health Care Rev. Series 2019:
5% 12/1/39	100,000	108,219
5.125% 12/1/49	110,000	118,330
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/44	305,000	312,726
Ohio Air Quality Dev. Auth. Exempt Facilities Rev.:
(AMG Vanadium Proj.) Series 2019, 5% 7/1/49 (d)(e)	1,045,000	1,134,269
(Pratt Paper (OH), LLC Proj.) Series 2017, 4.5% 1/15/48 (d)(e)	560,000	620,130
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2019 A, 3.25% 9/1/29	765,000	778,279
Series 2012 A, 6.75% 6/1/24 (d)	365,000	366,414
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2018, 5.25% 1/1/48	250,000	248,930
Ohio Higher Edl. Facility Commission Rev.:
(The Univ. of Findlay 2019 Proj.) Series 2019, 5% 3/1/44	250,000	274,723
(Tiffin Univ. 2019 Proj.) Series 2019, 4% 11/1/49	250,000	247,011
Ohio Hosp. Facilities Rev. Series 2019 B, 4% 1/1/46	1,100,000	1,216,740
Ohio Hosp. Rev.:
Series 2020 A:
4% 1/15/38	65,000	72,152
4% 1/15/39	120,000	132,972
4% 1/15/50	1,410,000	1,527,504
5% 1/15/50	515,000	605,167
Series 2021 A, 4% 1/15/46	1,000,000	1,092,999
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2018 A, 4.5% 9/1/48	750,000	804,050
Ohio State Univ. Gen. Receipts Series 2021 A, 4% 12/1/48	900,000	1,025,984
Southeastern Ohio Port Auth. Hosp. Facilities Rev. (Memorial Health Sys. Obligated Group Proj.) Series 2012, 6% 12/1/42	865,000	884,052
Southern Ohio Port Auth. Exempt Facility Rev. (Purecycle Proj.) Series 2020 A, 7% 12/1/42 (d)(e)	120,000	122,895
Toledo Wtrwks. Rev. Series 2013, 5% 11/15/38	120,000	125,096
Toledo-Lucas County Port Auth.:
(Univ. of Toledo Parking Proj.) Series 2021, 4% 1/1/57	250,000	259,047
Series 2014 A, 5% 7/1/46	250,000	259,680
Univ. of Cincinnati Gen. Receipts Series 2017 A, 5% 6/1/45	1,350,000	1,570,218
TOTAL OHIO		56,578,634
Oklahoma - 0.1%
Garfield County Edl. Facilities Auth. (Enid Pub. Schools Proj.) Series 2016 A:
5% 9/1/27	500,000	572,363
5% 9/1/28	750,000	856,445
5% 9/1/29	750,000	854,700
Lincoln County Edl. Facilities Rev. (Stroud Pub. Schools Proj.) Series 2016:
5% 9/1/28	500,000	570,963
5% 9/1/29	250,000	284,900
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019, 4% 9/1/45	505,000	547,016
Oklahoma County Fin. Auth. Rev.:
(Epworth Villa Proj.):
Series 2004 B, 5.75% 4/1/27 (b)	40,000	34,000
Series 2005 B, 6% 4/1/30 (b)	50,000	42,500
Series 2012 A:
5% 4/1/33	180,000	153,000
5.125% 4/1/42	180,000	153,000
Series 2005 A, 5.875% 4/1/30	235,000	199,750
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5.5% 8/15/52	530,000	629,705
5.5% 8/15/57	550,000	651,658
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2021 A, 4% 1/1/47 (Assured Guaranty Muni. Corp. Insured)	800,000	896,687
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 C, 5% 1/1/47	160,000	184,008
Tulsa Indl. Auth. Rev. (Montereau, Inc. Proj.) Series 2017:
5% 11/15/31	115,000	126,253
5.25% 11/15/37	75,000	82,714
5.25% 11/15/45	160,000	174,912
Tulsa Muni. Arpt. Trust Rev. Series 2001 B, 5.5% 12/1/35 (d)	670,000	698,676
Weatherford Indl. Trust Edl. Facilities Lease Rev. (Weatherford Pub. Schools Proj.) Series 2019, 5% 3/1/33	500,000	598,578
TOTAL OKLAHOMA		8,311,828
Oregon - 0.1%
Clackamas County Hosp. Facility Auth.:
(Willamette View, Inc.) Series 2017 A, 5% 11/15/47	85,000	90,271
(Williamette View Proj.) Series 2017 A, 5% 11/15/32	95,000	102,507
(Williamette View, Inc.) Series 2017 A:
5% 11/15/37	30,000	32,152
5% 11/15/52	90,000	95,419
Medford Hosp. Facilities Auth. Rev. Series 2013 A, 5% 10/1/42	250,000	259,860
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/46	505,000	566,078
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2018 C, 4.5% 7/1/49	800,000	849,031
Port of Portland Arpt. Rev.:
Series 2017 24B, 5% 7/1/42 (d)	365,000	413,377
Series 2020 27A, 4% 7/1/39 (d)	610,000	672,659
Series 2020, 5% 7/1/37 (d)	1,050,000	1,258,719
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 4% 5/15/47	525,000	555,662
Univ. of Oregon Gen. Rev. Series 2021 A, 3.5% 4/1/52	4,350,000	4,609,938
Yamhill County Hosp. Auth. Rev. Series 2016 A:
4% 11/15/26	20,000	20,983
5% 11/15/31	20,000	21,450
5% 11/15/36	30,000	32,068
5% 11/15/46	80,000	84,794
TOTAL OREGON		9,664,968
Pennsylvania - 0.7%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured) (d)	250,000	270,449
4% 1/1/56 (d)	750,000	802,871
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A:
4% 4/1/44	405,000	438,931
5% 4/1/47	210,000	240,613
Allegheny County Indl. Dev. Auth. Enviromental Impt. Rev. (United States Steel Corp. Proj.) Series 2019, 4.875% 11/1/24	75,000	80,040
Allentown Neighborhood Impt. Zone Dev. Auth. Tax Rev.:
(615 Waterfront Proj.) Series 2021, 6% 5/1/42 (e)	300,000	354,219
(City Ctr. Proj.) Series 2018, 5.125% 5/1/32 (e)	300,000	339,283
(City Ctr. Rfdg. Proj.):
Series 2017:
5% 5/1/27 (e)	465,000	524,789
5% 5/1/32 (e)	210,000	233,984
5% 5/1/42 (e)	945,000	1,040,455
Series 2018:
5% 5/1/33 (e)	210,000	236,968
5% 5/1/42 (e)	650,000	725,925
5.375% 5/1/42 (e)	580,000	655,366
Series 2012 A, 5% 5/1/42	90,000	90,594
Series 2022:
5% 5/1/31	40,000	48,037
5% 5/1/32	45,000	54,690
5% 5/1/33	50,000	60,646
5% 5/1/34	45,000	54,566
5% 5/1/35	50,000	60,503
5% 5/1/42	180,000	213,764
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2021, 4% 7/1/51	250,000	268,277
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/35	510,000	559,863
5% 7/1/39	290,000	317,505
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021:
4% 12/1/46	445,000	504,861
4% 12/1/51	605,000	676,756
Commonwealth Fing. Auth. Tobacco:
Series 2018 A, 5% 6/1/31	1,050,000	1,239,370
Series 2018:
4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,155,916
5% 6/1/34	15,000	17,556
Cumberland County Muni. Auth. Rev. Series 2021 A:
4.5% 1/1/36 (e)	240,000	248,314
4.5% 1/1/40 (e)	815,000	835,508
4.5% 1/1/41 (e)	255,000	260,902
Dauphin County Gen. Auth. Rev. (The Harrisburg Univ. of Science and Technology Proj.):
Series 2017:
5% 10/15/34 (e)	300,000	323,876
5.125% 10/15/41 (e)	300,000	323,551
Series 2020:
5.875% 10/15/40 (e)	300,000	346,165
6.25% 10/15/53 (e)	300,000	349,118
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 1998 A, 5.5% 8/1/28 (AMBAC Insured)	305,000	371,672
Doylestown Hosp. Auth. Hosp. Rev. Series 2019, 5% 7/1/49	450,000	506,223
Dubois Hosp. Auth. Hosp. Rev. Series 2020, 4% 7/15/50	500,000	543,229
East Hempfield Township Indl. Dev. Auth. Rev.:
Series 2014:
5% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	60,000	65,086
5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	60,000	65,086
5% 7/1/46 (Pre-Refunded to 7/1/24 @ 100)	95,000	103,052
Series 2015:
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	50,000	55,846
5% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	65,000	72,600
5% 7/1/47 (Pre-Refunded to 7/1/25 @ 100)	455,000	508,202
Erie Higher Ed. Bldg. Auth. (Mercyhurst Univ. Proj.) Series 2016, 5% 9/15/37	250,000	262,389
Franklin County Indl. Dev. Auth. (Menno-Haven, Inc. Proj.) Series 2018:
5% 12/1/38	120,000	129,381
5% 12/1/43	75,000	80,394
5% 12/1/48	80,000	85,432
5% 12/1/53	85,000	90,617
Geisinger Auth. Health Sys. Rev. Series 2020 A, 4% 4/1/39	850,000	944,122
Huntingdon County Gen. Auth. Rev. (Aicup Fing. Prog. - Juniata College Proj.) Series 2016 OO2, 5% 5/1/46	250,000	273,411
Lancaster County Hosp. Auth. Health Ctr. Rev.:
Series 2015:
5.25% 7/1/35	15,000	15,818
5.5% 7/1/45	60,000	63,006
Series 2021:
5% 11/1/46	400,000	472,977
5% 11/1/51	1,500,000	1,766,701
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/44	750,000	892,794
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4.25% 2/15/42	1,100,000	1,114,535
Montgomery County Higher Ed. & Health Auth. Rev.:
(Philadelphia Presbytery Homes, Inc. Proj.) Series 2017, 4% 12/1/48	250,000	263,775
Series 2018 A:
5% 9/1/34	335,000	395,261
5% 9/1/37	305,000	358,915
5% 9/1/43	305,000	355,805
Series 2019, 4% 9/1/49	400,000	435,018
Series 2022 B, 5% 5/1/57	1,650,000	1,956,007
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/45 (Pre-Refunded to 1/15/25 @ 100)	1,635,000	1,808,719
Montgomery County Indl. Dev. Auth. Rev.:
(Foulkeways At Gwynedd Proj.) Series 2016, 5% 12/1/46	670,000	711,484
Series 2015:
5.25% 1/1/40	210,000	220,274
5.375% 1/1/50	725,000	758,504
Series 2016, 5% 11/15/36	250,000	282,297
Montgomery Gen. Oblig. Series 2021 A, 5% 1/1/37	285,000	357,626
Moon Indl. Dev. Auth. Rev. Series 2015, 6.125% 7/1/50	250,000	263,445
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A:
4% 11/15/36	500,000	551,532
4% 11/15/42	850,000	928,508
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Covanta Proj.) Series 2019 A, 3.25% 8/1/39 (d)(e)	250,000	243,811
Bonds:
(Consol Energy, Inc. Proj.) Series 2021 A, 9%, tender 4/13/28 (b)(d)(e)	700,000	833,688
(Republic Svcs., Inc. Proj.) Series 2019 A, 0.25%, tender 4/15/22 (b)(d)	690,000	689,375
(Republic Svcs., Inc. Proj.) Series 2019 B2, 0.3%, tender 7/15/22 (b)(d)	250,000	249,348
(Waste Mgmt., Inc. Proj.) Series 2013, 0.45%, tender 5/2/22 (b)(d)	1,500,000	1,498,681
Pennsylvania Gen. Oblig.:
Series 2018, 4% 3/1/35	500,000	560,195
Series 2020 1, 3% 5/1/36	1,500,000	1,532,307
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2007 A, 3 month U.S. LIBOR + 0.650% 0.794% 7/1/39 (XL Cap. Assurance, Inc. Insured) (b)(c)	510,000	460,029
Series 2012 A:
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	100,000	101,439
5% 7/1/41 (Pre-Refunded to 7/1/22 @ 100)	395,000	400,685
Series 2013 A, 5.5% 7/15/38 (Pre-Refunded to 7/15/23 @ 100)	170,000	180,206
Series 2014, 5% 7/15/38	145,000	153,824
Series 2015 A:
5% 9/1/39	180,000	196,835
5% 9/1/45	225,000	246,043
Series 2019:
4% 8/15/44	1,450,000	1,632,141
4% 8/15/49	820,000	914,839
Series 2021 A, 4% 8/15/43	640,000	715,135
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.:
Series 2018 A, 5% 12/1/48	600,000	706,770
Series 2021 A, 4% 12/1/51	1,335,000	1,497,215
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009, 6.375% 12/1/38	500,000	626,916
Series 2014 C, 5% 12/1/44	520,000	564,876
Series 2016 A1, 5% 12/1/46	750,000	844,947
Series 2018 A2, 5% 12/1/43	225,000	264,888
Series 2019 A, 5% 12/1/44	1,025,000	1,244,181
Series 2021 A:
4% 12/1/50	700,000	768,065
4% 12/1/51	250,000	277,043
Series 2021 B:
4% 12/1/46	250,000	277,657
4% 12/1/51	400,000	442,785
Series 2021 C, 4% 12/1/51	500,000	556,650
Philadelphia Arpt. Rev. Series 2021:
4% 7/1/46 (d)	465,000	504,909
5% 7/1/51 (d)	250,000	294,392
Philadelphia Auth. for Indl. Dev.:
(First Philadelphia Preparatory Charter School Proj.) Series 2014 A, 7.25% 6/15/43	300,000	331,315
Series 2016 2, 5% 4/1/34	935,000	1,027,586
Series 2017, 5% 3/15/45 (e)	250,000	262,736
Philadelphia Auth. for Indl. Dev. Sr. Living Facilities Rev. Series 2017 A:
5% 7/1/37	190,000	197,642
5% 7/1/42	130,000	134,914
5% 7/1/49	220,000	228,209
Philadelphia Gen. Oblig. Series 2019 B, 5% 2/1/38	750,000	898,958
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/28	305,000	355,884
5% 7/1/30	60,000	69,589
Philadelphia School District:
Series 2019 A, 5% 9/1/44	755,000	905,244
Series 2021 A, 4% 9/1/46	610,000	674,368
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2012, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	120,000	123,337
Series 2017 A, 5% 10/1/47	1,150,000	1,332,366
Pittsburgh School District Series 2021, 3% 9/1/41	250,000	257,619
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	750,000	902,707
Series 2020 B, 4% 9/1/50 (Assured Guaranty Muni. Corp. Insured)	855,000	942,185
Scranton Redev. Auth. Series 2016 A, 5% 11/15/28	250,000	251,587
Southcentral Pennsylvania Gen. Auth. Rev. (York Academy Reg'l. Charter School Proj.) Series 2018 A, 6.5% 7/15/48 (e)	300,000	341,606
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2015, 5% 6/15/28	750,000	825,937
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A:
5% 6/1/31	3,025,000	3,470,591
5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	610,000	698,956
Upper Merion Area School District Series 2021 A, 3% 1/15/43	250,000	256,700
TOTAL PENNSYLVANIA		66,053,885
Puerto Rico - 1.4%
Children's Trust Fund Tobacco Settlement:
Series 2002, 5.625% 5/15/43	900,000	917,048
Series 2005 A, 0% 5/15/50	2,000,000	329,540
Series 2008 B, 0% 5/15/57	2,000,000	109,888
GDB Debt Recovery Auth. Series 2018, 7.5% 8/20/40	4,670,600	4,378,688
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2008 A, 6.125% 7/1/24	105,000	112,516
Series 2012 A:
5% 7/1/22	250,000	253,387
6% 7/1/47	250,000	254,201
Series 2020 A:
5% 7/1/25 (e)	250,000	277,604
5% 7/1/30 (e)	1,715,000	2,031,325
5% 7/1/35 (e)	2,135,000	2,499,063
5% 7/1/47 (e)	2,880,000	3,258,586
Series 2021 A:
4% 7/1/42 (e)	715,000	772,186
5% 7/1/33 (e)	250,000	299,057
Series 2021 B:
4% 7/1/42 (e)	1,955,000	2,111,363
4% 7/1/47 (e)	1,170,000	1,245,920
5% 7/1/25 (e)	250,000	277,604
5% 7/1/28 (e)	250,000	294,351
5% 7/1/29 (e)	655,000	775,091
5% 7/1/33 (e)	1,125,000	1,345,756
5% 7/1/37 (e)	750,000	882,612
Series 2021 C, 3.75% 7/1/27 (e)	250,000	252,287
Series 2022 A:
4% 7/1/42 (f)	1,820,000	1,968,137
5% 7/1/25 (f)	500,000	549,957
5% 7/1/28 (f)	500,000	583,698
5% 7/1/29 (f)	500,000	586,960
5% 7/1/33 (f)	1,275,000	1,528,490
5% 7/1/37 (f)	1,425,000	1,688,238
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 2007 CC, 5.5% 7/1/29	250,000	266,479
Series 2007, 5.5% 7/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	265,874
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2007:
5.25% 7/1/31 (AMBAC Insured)	250,000	253,777
5.25% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	264,298
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2005 B, 5% 7/1/41	830,000	428,490
Series 2015 A, 8.25% 5/1/17 (e)	300,000	312,750
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2001 A:
5.5% 7/1/18	250,000	251,250
5.5% 6/1/22 (e)	1,000,000	1,016,250
Series 2001, 5.125% 7/1/31	250,000	249,063
Series 2003, 5.25% 7/1/24	250,000	243,750
Series 2004 A:
5% 7/1/25	250,000	250,000
5% 7/1/29	400,000	400,500
5% 7/1/33	300,000	299,625
Series 2004, 5% 7/1/34	250,000	250,000
Series 2007 A:
5% 7/1/19	120,000	119,850
5% 6/1/22 (e)	250,000	251,563
5.25% 7/1/37	250,000	251,250
Series 2007 A4:
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	500,000	500,469
5.25% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	340,000	340,319
Series 2008 A:
5% 7/1/19	250,000	246,875
5.125% 7/1/28	510,000	504,263
5.25% 7/1/25	335,000	332,488
5.25% 7/1/26	250,000	247,188
5.5% 7/1/32	400,000	397,001
Series 2008 C, 5.9% 7/1/28	150,000	147,938
Series 2009 B:
5.75% 7/1/38	1,360,000	1,337,900
6.5% 7/1/37	450,000	459,000
Series 2009 C, 6% 7/1/39	1,930,000	1,915,525
Series 2011 C:
6% 7/1/32	155,000	150,156
6% 7/1/35	135,000	127,238
Series 2011 E:
5.625% 7/1/32	250,000	249,375
5.625% 7/1/33	250,000	247,813
Series 2012 A:
5% 7/1/33	250,000	232,500
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,015,925
5% 7/1/41	90,000	80,775
5.25% 7/1/23	250,000	236,251
5.5% 7/1/26	250,000	237,188
Series 2012 B, 3.65% 7/1/16	195,000	176,963
Series 2021 A:
5% 7/1/24	215,000	215,000
5% 7/1/41	3,410,000	3,103,100
5.125% 7/1/37	2,955,000	2,748,151
5.25% 7/1/22	485,000	486,213
5.25% 7/1/31	150,000	152,063
5.25% 7/1/34	175,000	175,875
5.375% 7/1/33	100,000	99,625
5.5% 7/1/39	1,360,000	1,288,600
5.75% 7/1/28	1,085,000	1,032,108
5.75% 7/1/41	1,170,000	1,158,300
6% 7/1/38	360,000	364,950
8% 7/1/35	5,585,000	5,019,522
Series 2021 B, 6% 7/1/39	1,130,000	1,142,713
Series 2021 C, 5.75% 7/1/36	1,975,000	1,824,406
Series 2021:
5% 7/1/35	150,000	150,188
5.25% 7/1/27	5,000	5,013
5.25% 7/1/30	685,000	687,569
5.5% 6/1/22 (e)	585,000	594,506
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 4.5% 7/1/36 (CIFG North America Insured)	750,000	760,554
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2004:
5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	251,470
5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	251,424
Series 2005 RR, 5% 7/1/23 (FGIC Insured)	250,000	251,470
Series 2005 SS, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	306,737
Series 2005, 5% 7/1/22 (FGIC Insured)	250,000	251,551
Series 2007 TT:
5% 7/1/20	65,000	66,869
5% 7/1/24	255,000	262,331
5% 7/1/25	80,000	82,300
5% 7/1/26	100,000	102,875
5% 7/1/27	275,000	282,906
5% 7/1/32	615,000	632,681
5% 7/1/37	1,145,000	1,177,919
Series 2007 UU:
3 month U.S. LIBOR + 0.520% 0.664% 7/1/29 (Assured Guaranty Muni. Corp. Insured) (b)(c)	250,000	251,513
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	250,000	254,801
Series 2007 V, 5.25% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	312,831
Series 2007, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	250,000	254,801
Series 2008 WW:
5% 7/1/28	260,000	267,475
5.25% 7/1/33	685,000	708,119
5.5% 7/1/18	55,000	57,063
5.5% 7/1/38	850,000	881,875
Series 2010 AAA:
5.25% 7/1/25	5,000	5,169
5.25% 7/1/27	90,000	93,038
5.25% 7/1/29	305,000	315,294
Series 2010 BBB, 5.4% 7/1/28	250,000	245,000
Series 2010 CCC:
5% 7/1/27	20,000	20,575
5% 12/31/49	115,000	118,306
5.25% 7/1/26	120,000	124,050
5.25% 7/1/27	560,000	578,900
5.25% 7/1/28	235,000	242,931
Series 2010 EEE:
5.95% 7/1/30	400,000	405,500
5.95% 7/1/30	250,000	247,502
6.05% 7/1/32	300,000	304,875
6.25% 7/1/40	250,000	248,438
Series 2010 XX:
4.75% 7/1/26	30,000	30,750
5.25% 7/1/27	25,000	25,844
5.25% 7/1/35	290,000	299,788
5.25% 7/1/40	920,000	951,050
5.75% 7/1/36	210,000	218,663
Series 2010 YY:
6.125% 7/1/40	500,000	508,750
6.125% 7/1/40	600,000	597,750
Series 2010 ZZ:
3.7% 7/1/17	15,000	14,700
4.75% 7/1/27	25,000	25,625
5% 7/1/17	25,000	25,719
5% 7/1/19	150,000	154,313
5% 7/1/28	20,000	20,575
5.25% 7/1/19	200,000	206,750
5.25% 7/1/23	50,000	51,688
5.25% 7/1/24	40,000	41,350
5.25% 7/1/26	295,000	304,956
Series 2012 A:
5% 7/1/29	675,000	694,406
5% 7/1/42	800,000	823,000
5.05% 7/1/42	25,000	25,719
Series 2013 A:
6.75% 7/1/36	1,195,000	1,263,712
7% 7/1/43	250,000	265,000
Puerto Rico Pub. Bldg. Auth. Rev.:
Series 2002, 5.375% 7/1/33	250,000	277,500
Series 2004 I, 5% 7/1/36	1,100,000	1,167,375
Series 2004 K, 5.25% 7/1/27	250,000	250,235
Series 2004, 5.25% 7/1/33	600,000	659,250
Series 2007 M, 6.25% 7/1/22	250,000	286,250
Series 2007 N:
5% 7/1/37	300,000	328,125
5.5% 7/1/22	250,000	279,688
Series 2007 Q, 5.625% 7/1/39	250,000	278,438
Series 2009 P:
6.75% 7/1/36	250,000	286,563
7% 7/1/21	250,000	290,313
7% 7/1/25	250,000	291,875
Series 2011 S:
5.875% 7/1/39	250,000	277,188
6% 7/1/41	250,000	279,063
Series 2012 U, 5.25% 7/1/42	900,000	927,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/27	1,100,000	973,743
0% 7/1/29	740,000	619,015
0% 7/1/31	2,060,000	1,606,230
0% 7/1/33	1,545,000	1,123,324
0% 7/1/46	17,180,000	5,559,639
0% 7/1/51	4,780,000	1,119,174
4.55% 7/1/40	270,000	298,436
4.75% 7/1/53	4,675,000	5,158,604
5% 7/1/58	12,560,000	14,054,037
Series 2019 A1, 4.5% 7/1/34	1,320,000	1,423,540
Series 2019 A2:
4.329% 7/1/40	1,215,000	1,327,429
4.329% 7/1/40	655,000	715,610
4.536% 7/1/53	180,000	196,409
4.784% 7/1/58	1,870,000	2,063,525
TOTAL PUERTO RICO		125,676,203
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5.5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	180,000	191,842
6% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	245,000	262,857
Series 2016 B, 5% 9/1/36	305,000	336,842
Series 2016, 5% 5/15/26	500,000	567,701
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2021 D, 4% 5/15/32	500,000	580,996
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2009 B, 5.25% 9/15/29	160,000	160,619
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2018 69B, 4% 10/1/48	750,000	793,674
Tobacco Settlement Fing. Corp. Series 2007 A, 0% 6/1/52	2,300,000	392,958
TOTAL RHODE ISLAND		3,287,489
South Carolina - 0.3%
Connector 2000 Assoc., Inc. Toll Road Rev. Series 2011 A1:
0% 1/1/32	884,596	461,912
0% 1/1/42	2,597,835	667,942
0% 7/22/51	3,801,352	452,021
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	1,360,000	1,421,851
South Carolina Jobs-Econ. Dev. Auth. Series 2018 A:
5% 5/1/35	265,000	308,529
5% 5/1/36	610,000	709,694
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
Series 2013, 5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100)	245,000	251,814
Series 2017, 5.25% 11/15/47	250,000	266,591
South Carolina Jobs-Econ. Dev. Auth. Solid Waste Disp. Rev.:
(Repower South Berkeley, LLC Proj.) Series 2017:
6% 2/1/35 (d)(e)(j)	385,000	154,000
6.25% 2/1/45 (d)(e)(j)	775,000	310,000
Series 2019, 8% 12/6/29 (j)	120,000	105,617
South Carolina Jobs-Economoc Dev. Auth. Retirement Cmnty. Rev. Series 2018 C, 5% 11/15/47	235,000	261,274
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	605,000	657,540
Series 2015 E, 5.25% 12/1/55	745,000	844,035
Series 2016 A, 5% 12/1/32	1,000,000	1,139,211
Series 2016 B, 5% 12/1/56	250,000	286,095
Series 2020 A:
4% 12/1/40	800,000	885,651
4% 12/1/42	1,600,000	1,765,007
5% 12/1/43	1,500,000	1,788,832
Series 2021 B:
4% 12/1/51	500,000	547,653
5% 12/1/51	610,000	727,685
Series 2022 A, 4% 12/1/52	2,050,000	2,252,105
Series 2022 B:
4% 12/1/29	490,000	563,027
4% 12/1/55	1,703,000	1,867,922
Series A, 3% 12/1/41	800,000	805,987
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A:
5% 10/1/35 (Assured Guaranty Muni. Corp. Insured)	800,000	946,247
5% 10/1/36	1,550,000	1,824,751
TOTAL SOUTH CAROLINA		22,272,993
South Dakota - 0.0%
Sioux Falls Health Facilities Rev. (Dow Rummel Village Proj.) Series 2017:
5% 11/1/28	85,000	93,198
5% 11/1/30	95,000	103,381
5% 11/1/32	85,000	91,691
5% 11/1/42	120,000	126,884
South Dakota Conservancy District Rev. Series 2018, 5% 8/1/38	500,000	601,419
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2012 E, 5% 11/1/37 (Pre-Refunded to 11/1/22 @ 100)	125,000	128,510
Series 2014 B, 5% 11/1/44	285,000	308,312
TOTAL SOUTH DAKOTA		1,453,395
Tennessee - 0.2%
Blount County Health & Edl. Facilities Board Rev. Series 2016 A, 5% 1/1/47	475,000	354,875
Chattanooga Health Ed. & Hsg. Facility Board Rev. (CDFI Phase I, LLC - Univ. of Tennessee at Chattanooga Proj.) Series 2015, 5% 10/1/35	165,000	177,983
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	250,000	271,297
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/36	395,000	463,669
Knox County Health Edl. & Hsg. Facilities Series 2012 A, 5% 1/1/26	165,000	170,053
Metropolitan Govt. of Nashville & Davidson County Series 2021:
4% 5/1/39	500,000	565,484
4% 5/1/40	500,000	564,484
4% 5/1/51	400,000	442,241
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 A, 5% 7/1/45	570,000	629,974
Series 2019 B:
4% 7/1/49 (d)	1,100,000	1,181,174
4% 7/1/54 (d)	975,000	1,040,315
5% 7/1/33 (d)	750,000	895,534
5% 7/1/44 (d)	365,000	428,560
5% 7/1/49 (d)	2,160,000	2,519,182
5% 7/1/54 (d)	1,095,000	1,269,181
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev.:
(Lipscomb Univ. Proj.):
Series 2016 A, 5% 10/1/45	300,000	328,943
Series 2019 A, 5.25% 10/1/58	250,000	283,500
Series 2016 A:
5% 7/1/35	340,000	382,125
5% 7/1/40	190,000	212,618
5% 7/1/46	1,610,000	1,789,666
Shelby County Health Edl. & Hsg. Facility Board Residential Care Facilitiy Mtg. Rev.:
Series 2012:
5.25% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	120,000	123,901
5.375% 12/1/47 (Pre-Refunded to 12/1/22 @ 100)	210,000	217,022
Series 2014:
5% 12/1/34	30,000	31,675
5.25% 12/1/44	70,000	73,761
5.25% 12/1/49	205,000	215,627
Tennergy Corp. Gas Rev. Bonds Series 2021 A, 4%, tender 9/1/28 (b)	1,000,000	1,103,856
Tennessee Energy Acquisition Corp.:
Bonds:
Series 2018, 4%, tender 11/1/25 (b)	505,000	542,121
Series 2021 A, 5%, tender 11/1/31 (b)	1,280,000	1,539,572
Series 2006 A:
5.25% 9/1/24	320,000	348,136
5.25% 9/1/26	725,000	819,924
Tennessee Hsg. Dev. Agcy. Residential Series 2018, 4.5% 7/1/49	725,000	777,119
TOTAL TENNESSEE		19,763,572
Texas - 1.4%
Austin Arpt. Sys. Rev.:
Series 2017 B, 5% 11/15/41 (d)	200,000	226,584
Series 2019 B:
5% 11/15/44 (d)	3,810,000	4,445,691
5% 11/15/48 (d)	250,000	290,079
Series 2019:
5% 11/15/24 (d)	250,000	271,678
5% 11/15/25 (d)	250,000	278,528
Austin Convention Enterprises, Inc.:
Series 2017 A:
5% 1/1/28	55,000	60,393
5% 1/1/30	125,000	136,393
5% 1/1/31	175,000	190,662
5% 1/1/32	205,000	223,298
5% 1/1/33	190,000	206,361
5% 1/1/34	375,000	406,010
Series 2017 B:
5% 1/1/23	30,000	30,473
5% 1/1/26	130,000	136,555
5% 1/1/28	30,000	31,676
5% 1/1/29	70,000	73,585
5% 1/1/32	135,000	140,928
5% 1/1/34	195,000	203,212
Bexar County Gen. Oblig. Series 2021, 4% 6/15/44	250,000	283,796
Bexar County Hosp. District Series 2018, 4% 2/15/37	500,000	546,577
Board of Managers, Joint Guadalupe County, City of Seguin Hosp. Series 2015:
5% 12/1/28	85,000	91,193
5% 12/1/29	205,000	219,307
5% 12/1/30	105,000	112,037
5% 12/1/40	405,000	426,549
5% 12/1/45	405,000	424,635
5.25% 12/1/35	125,000	134,258
Calhoun County Navigation Indl. Dev. Auth.:
(Max Midstream Texas, LLC Proj.) Series 2021 A, 3.625% 7/1/26 (d)(e)	400,000	407,348
Series 2021 B, 6.5% 7/1/26 (e)	300,000	302,421
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	245,000	253,166
Series 2015 A, 5% 1/1/28	70,000	77,318
Series 2016, 4% 1/1/41	250,000	264,717
Series 2021 B:
4% 1/1/40	45,000	49,859
4% 1/1/41	35,000	38,662
4% 1/1/51	650,000	706,301
5% 1/1/34	30,000	36,760
5% 1/1/39	10,000	12,147
5% 1/1/46	1,245,000	1,490,099
Clifton Higher Ed. Fin. Corp. Ed. Rev.:
Series 2018 D, 6.125% 8/15/48	970,000	1,076,779
Series 2021 T, 4% 8/15/47	250,000	272,566
Conroe Independent School District Series 2020 A, 5% 2/15/27	630,000	735,387
Conroe Local Govt. Hotel Rev.:
Series 2021 A, 4% 10/1/50	100,000	104,438
Series 2021 B:
3.5% 10/1/31	20,000	18,886
5% 10/1/50	105,000	109,446
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2016 B, 4% 12/1/36	1,000,000	1,090,973
Series 2021 B:
4% 12/1/51	1,500,000	1,685,581
5% 12/1/47	2,650,000	3,252,049
Dallas County Hosp. District Series 2019, 5% 8/15/30	1,100,000	1,330,296
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 C, 5.125% 11/1/43 (Pre-Refunded to 11/1/22 @ 100) (d)	1,065,000	1,094,777
Series 2013 F, 5.25% 11/1/30	570,000	606,079
Series 2014 A:
5% 11/1/32 (d)	500,000	527,052
5.25% 11/1/30 (d)	735,000	777,768
Series 2020 B, 4% 11/1/35	2,150,000	2,445,172
Series 2021 B, 4% 11/1/45	2,000,000	2,226,787
Danbury Higher Ed. Auth., Inc. Series 2019 A, 4% 8/15/49	250,000	250,301
Decatur Hosp. Auth. Hosp. Rev. Series 2021 C:
4% 9/1/34	104,000	114,794
4% 9/1/44	433,000	468,344
Duncanville Independent School District Series 2020, 3% 2/15/25	250,000	262,287
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012 B, 4.75% 11/1/42	305,000	311,395
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/43	900,000	1,050,951
Series 2020 C, 4% 10/1/49	5,500,000	6,023,332
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1995, 4.875% 5/1/25 (d)	720,000	724,711
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Brazos Presbyterian Homes, Inc. Proj.) Series 2013 A:
5% 1/1/38	30,000	30,557
5% 1/1/43	30,000	30,517
Series 2013 B:
6.375% 1/1/33	200,000	206,524
7% 1/1/48 (Pre-Refunded to 1/1/23 @ 100)	320,000	335,809
Series 2016 A, 5% 7/1/38	500,000	562,613
Series 2021 A, 4% 10/1/42	745,000	850,597
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (Teco Proj.) Series 2017:
5% 11/15/31	80,000	94,461
5% 11/15/33	800,000	941,748
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/27	435,000	514,837
Harris County-Houston Sports Auth. Rev. Series 2001 A, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	369,506
Hidalgo County Reginal Mobility Auth. Series 2022 A, 4% 12/1/38	250,000	269,886
Houston Arpt. Sys. Rev.:
(United Airlines, Inc. Term. E Proj.):
Series 2014, 5% 7/1/29 (d)	300,000	315,890
Series 2021 A, 4% 7/1/41 (d)	125,000	129,010
(United Airlines, Inc. Term. Impt. Projs.):
Series 2015 B1:
5% 7/15/30 (d)	430,000	460,523
5% 7/15/35 (d)	885,000	946,937
Series 2021 B1, 4% 7/15/41 (d)	305,000	314,832
Series 2018 A:
5% 7/1/36 (d)	135,000	156,816
5% 7/1/37 (d)	260,000	302,003
5% 7/1/41 (d)	395,000	456,172
Series 2018 C:
5% 7/1/31 (d)	365,000	425,204
5% 7/1/32 (d)	455,000	530,174
Series 2021 A, 4% 7/1/46 (d)	305,000	332,217
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	750,000	870,182
Love Field Arpt. Modernization Rev.:
Series 2017:
5% 11/1/35 (d)	120,000	135,797
5% 11/1/36 (d)	120,000	135,825
Series 2021:
4% 11/1/34 (Assured Guaranty Muni. Corp. Insured) (d)	1,000,000	1,119,531
4% 11/1/35 (Assured Guaranty Muni. Corp. Insured) (d)	800,000	893,188
4% 11/1/37 (Assured Guaranty Muni. Corp. Insured) (d)	800,000	890,985
4% 11/1/39 (Assured Guaranty Muni. Corp. Insured) (d)	550,000	609,007
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured) (d)	1,050,000	1,280,288
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/51	400,000	475,968
Series 2021 A, 5% 5/15/51	1,050,000	1,262,500
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 4% 4/15/51	300,000	329,598
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008 2, 4% 6/1/30	365,000	376,628
Mission Econ. Dev. Corp. Rev. (Natgasoline Proj.) Series 2018, 4.625% 10/1/31 (d)(e)	1,310,000	1,377,430
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 5/2/22 (b)(d)	2,000,000	1,998,241
(Waste Mgmt., Inc. Proj.) Series 2020 A, 0.18%, tender 3/1/22 (b)(d)	600,000	600,000
Montgomery County Toll Road Auth. Series 2018:
5% 9/15/32	45,000	49,371
5% 9/15/33	45,000	49,349
5% 9/15/34	45,000	49,326
5% 9/15/35	115,000	125,956
5% 9/15/36	175,000	191,581
5% 9/15/37	200,000	218,754
5% 9/15/38	130,000	142,069
5% 9/15/43	385,000	418,990
5% 9/15/48	670,000	726,773
New Hope Cultural Ed. Facilities (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Proj.) Series 2016 A1, 5% 7/1/46	15,000	11,400
New Hope Cultural Ed. Facilities Corp. Cap. Impt. Rev. (CHF - Collegiate Hsg. Denton, L.L.C. - Texas Woman's Univ. Hsg. Proj.) Series 2018 A1, 5% 7/1/58 (Assured Guaranty Municipal Corp. Insured)	180,000	207,844
New Hope Cultural Ed. Facilities Fin. Corp.:
(CHF - Collegiate Hsg. Stephenville III, L.L.C. - Tarleton State Univ. Proj.) Series 2015 A:
5% 4/1/24 (Escrowed to Maturity)	50,000	53,870
5% 4/1/30 (Pre-Refunded to 4/1/25 @ 100)	30,000	33,315
5% 4/1/35 (Pre-Refunded to 4/1/25 @ 100)	140,000	155,468
5% 4/1/47 (Pre-Refunded to 4/1/25 @ 100)	615,000	682,950
(CHF Collegiate Hsg. College Station I, LLC Texas A&M Univ. Proj.):
Series 2014 A:
5% 4/1/29	355,000	369,938
5% 4/1/46	950,000	977,557
Series 2017 A, 5% 4/1/46	190,000	203,120
(CHF Collegiate Hsg. Island Campus, LLC Texas A&M Univ. Corpus Christi Island Campus Proj.) Series 2017 A:
5% 4/1/37 (Pre-Refunded to 4/1/27 @ 100)	105,000	122,334
5% 4/1/42 (Pre-Refunded to 4/1/27 @ 100)	120,000	139,810
Series 2020 A, 5% 7/1/57	605,000	651,916
New Hope Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(MRC Crestview Proj.) Series 2016:
5% 11/15/36 (Pre-Refunded to 11/15/24 @ 102)	35,000	38,975
5% 11/15/46 (Pre-Refunded to 11/15/24 @ 102)	95,000	105,790
(MRC Sr. Living - The Langford Proj.) Series 2016 A:
5.375% 11/15/36	30,000	31,190
5.5% 11/15/46	60,000	62,102
5.5% 11/15/52	60,000	61,923
(Presbyterian Village North Proj.) Series 2018:
5% 10/1/31	60,000	64,086
5% 10/1/32	30,000	31,991
5% 10/1/33	95,000	101,204
5% 10/1/34	60,000	63,856
5% 10/1/35	120,000	127,586
5% 10/1/39	90,000	94,946
5.25% 10/1/49	580,000	615,020
Series 2018 A, 5.5% 7/1/54	525,000	535,390
Series 2021 B, 2% 11/15/61 (h)	545,000	309,274
New Hope Cultural Edl. Facilities Fin. Corp.:
Series 2020 A:
5% 8/15/40 (e)	250,000	264,847
5% 8/15/50 (e)	250,000	270,628
Series 2021:
4% 8/15/51 (e)	250,000	258,354
4% 8/15/56 (e)	250,000	256,134
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	250,000	274,105
North Harris County Reg'l. Wtr. Auth. Series 2013, 5% 12/15/32	250,000	257,825
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/37	610,000	702,141
Series 2015 A:
4% 1/1/38	25,000	26,140
5% 1/1/34	570,000	621,006
5% 1/1/35	250,000	272,226
5% 1/1/38	925,000	1,010,728
Series 2015 B, 5% 1/1/40	2,475,000	2,555,816
Series 2016 A, 5% 1/1/39	330,000	369,322
Series 2017 A, 5% 1/1/43	800,000	932,323
Series 2021 B:
3% 1/1/46	250,000	250,939
3% 1/1/51	250,000	246,114
Port Beaumont Navigation District Dock Facility Rev. (Jefferson Gulf Coast Energy Proj.):
Series 2020 A:
3.625% 1/1/35 (e)	125,000	125,112
4% 1/1/50 (e)	235,000	233,427
Series 2021 A, 3% 1/1/50 (d)(e)	450,000	370,229
Port of Port Arthur Navigation District Series 2017, 4% 3/1/47 (d)	250,000	266,587
Red River Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2017, 5.5% 10/1/46	250,000	281,214
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	225,000	249,207
San Antonio Edl. Facilities Corp. Rev. (Univ. of the Incarnate Word Proj.) Series 2021 A, 4% 4/1/46	250,000	265,626
San Antonio Elec. & Gas Sys. Rev.:
Series 2012:
5.25% 2/1/24	290,000	312,099
5.25% 2/1/25	1,400,000	1,556,602
Series 2016, 5% 2/1/29	750,000	857,101
Series 2020, 5% 2/1/49	500,000	595,082
Series 2022:
5% 2/1/26	700,000	793,525
5% 2/1/29	750,000	908,427
San Antonio Facilities Corporations (City Tower Renovation Proj.) Series 2021, 4% 8/1/48	300,000	336,948
San Antonio Wtr. Sys. Rev. Bonds Series 2019 A, 2.625%, tender 5/1/24 (b)	275,000	282,994
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Buckner Retirement Svcs., Inc. Proj.):
Series 2016 A:
5% 11/15/26	250,000	285,552
5% 11/15/27	90,000	102,388
5% 11/15/28	70,000	79,418
5% 11/15/29	100,000	113,242
5% 11/15/30	150,000	169,389
5% 11/15/37	285,000	318,734
Series 2016 B, 5% 11/15/46	1,090,000	1,207,039
(Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	385,000	429,035
(Buckner Sr. Living - Ventana Proj.) Series 2017 A, 6.625% 11/15/37	130,000	143,246
(Northwest Sr. Hsg. Corp. Edgemere Proj.):
Series 2015 A, 5% 11/15/45	980,000	294,000
Series 2017, 5.25% 11/15/47	125,000	37,500
Series 2020, 5.75% 12/1/54	450,000	463,534
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/41	350,000	396,505
5% 2/15/47	1,460,000	1,642,681
Texas Gen. Oblig. Series 2017 A, 5% 10/1/33	200,000	236,235
Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. Series 2008 D, 6.25% 12/15/26	75,000	84,377
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/27	200,000	230,138
5% 12/15/28	1,480,000	1,731,283
5% 12/15/29	490,000	581,594
5% 12/15/30	590,000	709,656
5% 12/15/31	240,000	292,514
5% 12/15/32	445,000	549,741
Texas Muni. Gas Acquisition and Supply Corp. II Gas Supply Rev. Series 2012 C, 0.824% 9/15/27 (b)	5,350,000	5,350,541
Texas Muni. Pwr. Agcy. Rev. Series 2021, 3% 9/1/46 (Assured Guaranty Muni. Corp. Insured)	500,000	512,694
Texas Private Activity Bond Surface Trans. Corp.:
(Blueridge Trans. Group, LLC SH 288 Toll Lanes Proj.) Series 2016:
5% 12/31/45 (d)	425,000	462,048
5% 12/31/50 (d)	1,390,000	1,507,041
5% 12/31/55 (d)	745,000	805,758
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/37	500,000	553,757
4% 12/31/38	250,000	276,129
4% 6/30/39	250,000	275,393
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A:
4% 12/31/38	250,000	274,951
4% 12/31/39	250,000	274,476
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (d)	4,260,000	4,861,686
Series 2013:
6.75% 6/30/43 (d)	585,000	633,034
7% 12/31/38 (d)	210,000	228,118
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002, 0% 8/15/28	250,000	219,166
Texas Trans. Commission Series 2019 A, 5% 8/1/57	1,610,000	1,792,484
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2015 C:
5% 8/15/34	750,000	810,146
5% 8/15/37	1,350,000	1,457,333
5% 8/15/42	300,000	323,534
Series 2020 A, 5% 8/15/39	1,020,000	1,229,657
Univ. of Texas Board of Regents Sys. Rev. Series 2019 B, 5% 8/15/49	1,155,000	1,650,088
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2021:
3.5% 12/15/46	975,000	1,030,378
3.5% 12/15/60	3,300,000	3,467,083
TOTAL TEXAS		122,642,556
Utah - 0.5%
Mida Golf & Equestrian Ctr. Pub. Infrastructure District Series 2021, 4.5% 6/1/51 (e)	300,000	274,127
Mida Mountain Village Pub. Infrastructure Series 2020 A, 5% 8/1/50	250,000	268,150
Military Installation Dev. Auth. Utah Tax Allocation Rev.:
Series 2021 A1, 4% 6/1/52	400,000	367,937
Series 2021 A2, 4% 6/1/52	1,045,000	931,145
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/42 (d)	2,405,000	2,709,670
5% 7/1/47 (d)	3,800,000	4,255,503
Series 2017 B, 5% 7/1/42	395,000	454,845
Series 2018 A:
5% 7/1/36 (d)	460,000	532,278
5% 7/1/43 (d)	2,250,000	2,579,992
Series 2021 A:
4% 7/1/41 (d)	1,250,000	1,375,386
4% 7/1/51 (d)	9,725,000	10,534,426
5% 7/1/51 (d)	1,420,000	1,681,102
UIPA Crossroad Pub. Infrastructure District Series 2021:
4.125% 6/1/41 (e)	1,000,000	944,846
4.375% 6/1/52 (e)	500,000	466,241
Utah Associated Muni. Pwr. Sys. Rev. Series 2011 A, 5.5% 6/1/22	60,000	60,232
Utah Charter School Fin. Auth.:
(Spectrum Academy Proj.) Series 2020:
4% 4/15/45	750,000	827,336
4% 4/15/50	250,000	274,279
Series 2020 A, 4% 10/15/54	250,000	275,209
Utah County Hosp. Rev. Series 2020 A:
4% 5/15/43	1,400,000	1,572,322
5% 5/15/43	2,000,000	2,431,256
5% 5/15/50	500,000	601,963
Utah Hsg. Corp.:
Series 2021 E, 2% 4/21/51	860,906	848,465
Series 2021 F, 2.5% 5/21/51	2,589	2,604
Series 2021 H, 2.5% 7/21/51	1,324,952	1,332,658
Series 2021 M, 2.5% 12/21/51	1,246,516	1,252,050
Utah Infrastructure Agcy.:
Series 2017 A:
5% 10/15/34	250,000	282,953
5% 10/15/40	250,000	281,565
Series 2018 A, 5.375% 10/15/40	250,000	287,853
Series 2021, 3% 10/15/45	250,000	237,218
Utah Transit Auth. Sales Tax Rev.:
Series 2012, 4% 6/15/39 (Pre-Refunded to 6/15/22 @ 100)	2,950,000	2,979,134
Series 2018, 4% 12/15/41	1,300,000	1,446,969
Weber Basin Wtr. Conservancy District Series 2019 A, 5% 10/1/44	750,000	908,365
TOTAL UTAH		43,278,079
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	285,000	285,717
(Virgin Islands Matching Fund Ln. Note-Diageo Proj.) Series 2009 A, 6.625% 10/1/29	300,000	302,643
Series 2009 A, 6.75% 10/1/37	825,000	832,267
Series 2009 B, 5% 10/1/25	250,000	251,288
Series 2010 B, 5.25% 10/1/29	250,000	248,761
Series 2010, 5% 10/1/29	250,000	250,635
Series 2012 A:
5% 10/1/32	400,000	399,455
5% 10/1/32	300,000	301,267
5% 10/1/32	1,400,000	1,424,476
Series 2014 C:
5% 10/1/30	400,000	400,616
5% 10/1/39	300,000	295,767
5% 10/1/39	800,000	853,406
TOTAL VIRGIN ISLANDS		5,846,298
Virginia - 0.7%
Albemarle County Econ. Dev. Auth. Residential Care Facility Mtg. Rev. Series 2012 A, 5% 1/1/42	195,000	201,417
Arlington County Series 2020 A, 4% 8/1/35	500,000	584,934
Arlington County IDA Hosp. Facilities Series 2020:
3.75% 7/1/50	950,000	1,008,501
4% 7/1/45	1,350,000	1,516,116
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2016:
5% 7/1/41 (Assured Guaranty Muni. Corp. Insured)	520,000	578,854
5% 7/1/46	1,850,000	2,039,362
5% 7/1/51	1,275,000	1,402,174
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 B, 0% 7/15/40 (g)	455,000	485,977
Fairfax County Econ. Dev. Auth. Residential Care Facility Rev. Series 2013 A:
5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	100,000	106,564
5% 12/1/42 (Pre-Refunded to 12/1/23 @ 100)	170,000	181,160
5% 12/1/47 (Pre-Refunded to 12/1/23 @ 100)	120,000	127,877
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.):
Series 2014 A, 5% 5/15/44	610,000	659,222
Series 2016 A, 5% 5/15/31	245,000	277,214
Series 2018 A, 4% 5/15/48	1,545,000	1,680,882
Fairfax County Swr. Rev. Series 2021 A, 4% 7/15/38	795,000	932,921
Farmville Indl. Edl. Facilities Rev. (Longwood Univ. Student Hsg. Projs.):
Series 2018 A:
5% 1/1/48	250,000	278,539
5% 1/1/55	700,000	776,729
Series 2020 A, 5% 1/1/59	250,000	281,694
Greater Richmond Convention Ctr. Auth. Hotel Tax Rev. Series 2015, 5% 6/15/31 (Pre-Refunded to 6/15/25 @ 100)	565,000	632,245
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57	2,455,000	2,944,797
Series 2020 A:
4% 7/1/50	800,000	899,207
4% 7/1/55	3,700,000	4,149,953
5% 7/1/60	425,000	511,471
Series 2021 A, 5% 7/1/26	2,100,000	2,406,216
Indl. Dev. Auth. Botetourt County Residential Care Facility Rev. Series 2014 A, 6% 7/1/34	445,000	482,560
James City County Econ. Dev. Auth. Residential Care Facility Rev. Series 2013 A, 6% 6/1/43 (Pre-Refunded to 6/1/23 @ 100)	460,000	485,664
Lynchburg Econ. Dev. Series 2021, 4% 1/1/55	1,185,000	1,292,414
Lynchburg Econ. Dev. Auth. (Randolph College Projs.) Series 2018, 5% 9/1/48	250,000	278,663
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	60,000	72,233
Norfolk Redev. & Hsg. Auth. Rev.:
(Fort Norfolk Retirement Cmnty., Inc. Harbors Edge Proj.) Series 2014:
5% 1/1/35	245,000	257,036
5% 1/1/46	315,000	327,613
5.375% 1/1/35	380,000	403,026
5.375% 1/1/46	260,000	272,658
Series 2019 A, 5% 1/1/49	195,000	207,309
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 4% 9/1/48	250,000	264,327
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/33	60,000	67,236
5% 6/15/34	250,000	279,930
5% 6/15/35	120,000	134,262
5% 6/15/36	250,000	279,603
Tobacco Settlement Fing. Corp.:
Series 2007 A1, 6.706% 6/1/46	800,000	824,868
Series 2007 B1, 5% 6/1/47	700,000	705,089
Series 2007 C1, 0% 6/1/47	4,410,000	1,112,960
Series 2007 D, 0% 6/1/47	3,330,000	704,107
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/47	1,130,000	1,303,723
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(Marymount Univ. Proj.):
Series 2015 A:
5% 7/1/23 (e)	100,000	103,182
5% 7/1/24 (e)	100,000	105,042
5% 7/1/25 (e)	100,000	106,650
5% 7/1/30 (e)	285,000	299,599
5% 7/1/35 (e)	100,000	104,704
5% 7/1/45 (e)	190,000	197,482
Series 2015 B:
5% 7/1/45 (e)	365,000	379,374
5.25% 7/1/30 (e)	100,000	105,904
5.25% 7/1/35 (e)	110,000	116,032
Series 2001, 5.75% 1/1/34	30,000	41,588
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/48 (d)	3,450,000	3,728,934
5% 1/1/37 (d)	250,000	301,084
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/37 (d)(f)	1,860,000	2,013,171
4% 1/1/38 (d)(f)	1,000,000	1,079,248
4% 1/1/39 (d)(f)	250,000	269,265
4% 1/1/40 (d)(f)	2,060,000	2,216,492
(I-495 Hot Lanes Proj.) Series 2022, 5% 12/31/47 (d)	2,000,000	2,400,666
(Transform 66 P3 Proj.) Series 2017:
5% 12/31/47 (d)	240,000	275,395
5% 12/31/49 (d)	790,000	905,148
5% 12/31/52 (d)	845,000	964,680
5% 12/31/56 (d)	6,530,000	7,446,870
Series 2012:
4.75% 1/1/25 (d)	130,000	131,668
5% 7/1/25 (d)	120,000	121,639
5% 1/1/26 (d)	120,000	121,637
5% 7/1/26 (d)	120,000	121,637
5% 7/1/27 (d)	120,000	121,635
5.5% 1/1/42 (d)	2,335,000	2,367,337
6% 1/1/37 (d)	1,875,000	1,904,843
Series 2020 A, 4% 1/1/51	400,000	435,801
TOTAL VIRGINIA		62,906,014
Washington - 0.3%
Adams County Pub. Hosp. District No. 2 Series 2014, 5.125% 12/1/44	160,000	169,521
Energy Northwest Elec. Rev.:
Series 2020 A:
5% 7/1/33	180,000	224,620
5% 7/1/34	220,000	274,268
5% 7/1/36	290,000	359,797
5% 7/1/37	300,000	371,661
Series 2021 A:
4% 7/1/42	1,155,000	1,329,504
5% 7/1/22	625,000	634,185
5% 7/1/41	2,065,000	2,585,436
Greater Wenatchee Reg'l. Events Ctr. Pub. Facilities District Ltd. Sales Tax Series 2012 A:
5% 9/1/27 (Pre-Refunded to 9/1/22 @ 100)	95,000	97,042
5.25% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	60,000	61,364
5.5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	170,000	174,075
Indl. Dev. Corp. of the Port of Seattle Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2012, 5% 4/1/30 (d)	180,000	185,996
Pend Oreille Pub. Util. District Series 2018, 5% 1/1/48	250,000	280,076
Port of Seattle Rev. Series 2021 C, 5% 8/1/37 (d)	1,050,000	1,293,973
Univ. of Washington Univ. Revs.:
Series 2015 B, 5% 6/1/37	250,000	277,553
Series 2020 A, 4% 4/1/39	250,000	287,754
Washington Convention Ctr. Pub. Facilities:
Series 2018, 4% 7/1/58	250,000	266,364
Series 2021 A, 5% 7/1/58	250,000	295,743
Series 2021 B:
3% 7/1/48	250,000	230,965
3% 7/1/58	600,000	546,441
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	250,000	240,256
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	2,150,000	2,066,203
4% 7/1/58	250,000	264,738
Series 2021, 4% 7/1/31	460,000	498,952
Washington Gen. Oblig.:
Series 2020 C:
5% 2/1/36	690,000	845,893
5% 2/1/39	2,430,000	2,965,239
5% 2/1/43	500,000	605,953
Series 2021 A, 5% 8/1/35	1,245,000	1,543,360
Series 2021 F:
5% 6/1/39	800,000	1,003,280
5% 6/1/40	1,455,000	1,821,534
Series 2021 R, 4% 7/1/41	1,430,000	1,656,191
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/45	250,000	294,194
Washington Hsg. Fin. Commission:
Series 2018 1N, 4% 12/1/48	500,000	527,969
Series 2021 1, 3.5% 12/20/35	1,064,902	1,109,703
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Eliseo Proj.) Series 2021 A:
4% 1/1/41 (e)	300,000	291,470
4% 1/1/57 (e)	300,000	272,747
(Judson Park Proj.) Series 2018, 5% 7/1/48 (e)	125,000	130,027
(Presbyterian Retirement Cmntys. Northwest Projs.) Series 2016 A:
5% 1/1/46 (e)	195,000	201,745
5% 1/1/51 (e)	410,000	423,097
(The Hearthstone Proj.) Series 2018 A, 5% 7/1/48 (e)	115,000	117,622
(Transforming Age Projs.):
Series 2019 A, 5% 1/1/55 (e)	990,000	1,033,121
Series 2019 B, 2.375% 1/1/26 (e)	195,000	192,705
Series 2015 A, 7% 7/1/45 (e)	585,000	635,751
Whidbey Island Pub. Hosp. District Series 2013, 5.375% 12/1/39	250,000	254,065
TOTAL WASHINGTON		28,942,153
West Virginia - 0.0%
Monongalia County West Commission Spl. District Excise Tax Rev.:
Series 2017 A:
5.5% 6/1/37 (e)	150,000	165,165
5.75% 6/1/43 (e)	150,000	165,437
Series 2021 A, 4.125% 6/1/43 (e)	135,000	142,265
Series 2021 B, 4.875% 6/1/43 (e)	100,000	102,500
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Arch Resources Proj.) Series 2020, 5%, tender 7/1/25 (b)(d)	180,000	190,194
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
4% 1/1/37	250,000	273,777
4.125% 1/1/47	300,000	326,142
TOTAL WEST VIRGINIA		1,365,480
Wisconsin - 0.2%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2019, 6.75% 11/1/24 (e)	300,000	270,802
Pub. Fin. Auth. Charter School Rev. Series 2020 A:
4% 7/1/30 (e)	25,000	25,948
5% 7/1/40 (e)	45,000	48,536
5% 7/1/55 (e)	90,000	95,605
Pub. Fin. Auth. Edl. Facilities Series 2016, 5.5% 1/1/47	250,000	265,373
Pub. Fin. Auth. Hosp. Rev.:
Series 2019 A, 4% 10/1/49	250,000	273,476
Series 2021 A, 4% 2/1/51	250,000	273,483
Pub. Fin. Auth. Ltd. Oblig. Pilot Rev. (American Dream Meadowlands Proj.) Series 2017, 7% 12/1/50 (e)	245,000	256,852
Pub. Fin. Auth. Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School:
Series 2017 A, 5.125% 6/15/47 (e)	160,000	163,394
Series 2017:
5% 7/1/37	50,000	52,954
5% 7/1/47	120,000	126,362
5% 7/1/52	260,000	273,461
Series 2019 A:
4% 6/15/29 (e)	60,000	61,230
5% 6/15/39 (e)	60,000	62,603
5% 6/15/49 (e)	105,000	108,423
Pub. Fin. Auth. Rev.:
(Irving Convention Ctr. Hotel) Series 2017 A2, 7% 1/1/50 (e)	300,000	290,977
Series 2016 A, 5% 1/1/24 (d)	215,000	228,010
Series 2016 B, 5% 12/1/25 (d)	485,000	542,104
Series 2016 C, 4.3% 11/1/30 (d)	305,000	328,578
Series 2016 D, 4.05% 11/1/30	150,000	160,116
Pub. Fin. Auth. Spl. Facilities Rev.:
(Sky Harbour Cap. Llc Aviation Facilities Proj.) Series 2021, 4% 7/1/41 (d)	75,000	73,490
Series 2021, 4.25% 7/1/54 (d)	815,000	799,272
Pub. Fin. Auth. Sr. Living Rev.:
(Fellowship Sr. Living Proj.) Series 2019 A, 4% 1/1/52	300,000	313,533
(Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5.25% 5/15/37 (e)	35,000	37,157
5.25% 5/15/42 (e)	75,000	79,505
5.25% 5/15/47 (e)	75,000	79,412
5.25% 5/15/52 (e)	140,000	148,061
Pub. Fin. Auth. Student Hsg.:
(NC A&T Real Estate Estate Foundation, LLC Proj.) Series 2019 A, 5% 6/1/49	250,000	281,645
(Univ. of Hawai'i Foundation Proj.):
Series 2021 B, 5.25% 7/1/61 (e)	100,000	98,568
Series 2021, 4% 7/1/61 (e)	475,000	487,260
Series 2019, 5% 5/1/55 (e)	640,000	499,985
Pub. Fin. Auth. Wisconsin Arpt. Facilities Rev. Series 2012 B, 5% 7/1/42 (d)	250,000	252,901
Pub. Fin. Auth. Wisconsin Retirement Facility Rev.:
Series 2018:
5% 10/1/43 (e)	535,000	572,746
5% 10/1/48 (e)	240,000	256,176
5% 10/1/53 (e)	480,000	511,515
Series 2021, 4% 12/1/56	250,000	265,134
Redev. Auth. Platteville Fixed Rate Redev. Rev. Series 2012 A, 5% 7/1/42	135,000	136,268
Roseman Univ. of Health:
(Church Home of Hartford, Inc. Proj.) Series 2015 A:
5% 9/1/30 (e)	50,000	52,512
5% 9/1/38 (e)	105,000	109,450
(Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021:
4% 9/30/51 (d)	250,000	260,921
4% 3/31/56 (d)	300,000	310,126
(Roseman Univ. of Health Sciences Proj.):
Series 2015, 5.875% 4/1/45	300,000	330,302
Series 2020, 5% 4/1/40 (e)	100,000	111,819
(Searstone CCRC Proj.) Series 2017 A:
5.2% 6/1/37	485,000	530,580
5.3% 6/1/47	670,000	733,794
5.375% 6/1/52	240,000	253,851
(Ultimate Med. Academy Proj.) Series 2019 A, 5% 10/1/39 (e)	500,000	559,072
(Wonderful Foundations Charter School Portfolio Projs.):
Series 2020 A1, 5% 1/1/55 (e)	250,000	261,239
Series 2020 B, 0% 1/1/60 (e)	300,000	20,235
Series 2020:
5% 1/1/40	250,000	286,495
5% 4/1/50 (e)	120,000	132,660
Series 2021 A, 3% 7/1/50	1,685,000	1,628,057
Series 2022, 4% 4/1/32 (e)	520,000	550,395
Wisconsin Ctr. District Tax Rev. Series 2013 A:
5% 12/15/31 (Pre-Refunded to 12/15/22 @ 100)	500,000	515,719
5% 12/15/32 (Pre-Refunded to 12/15/22 @ 100)	250,000	257,860
Wisconsin Health & Edl. Facilities:
(Saint John's Cmntys., Inc. Proj.) Series 2018 A:
5% 9/15/40 (Pre-Refunded to 9/15/23 @ 100)	60,000	63,536
5% 9/15/45 (Pre-Refunded to 9/15/23 @ 100)	80,000	84,715
5% 9/15/50 (Pre-Refunded to 9/15/23 @ 100)	455,000	481,815
Series 2015 B, 5% 9/15/37	40,000	40,883
Series 2017:
5% 6/1/37	65,000	69,561
5% 6/1/41	100,000	106,505
Series 2020, 3% 8/15/52	500,000	485,223
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2021, 4% 8/15/46	1,400,000	1,554,501
Series 2022:
4% 9/15/36 (f)	45,000	45,492
4% 9/15/41 (f)	45,000	44,999
4% 9/15/45 (f)	40,000	39,349
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 D, 4% 3/1/47	750,000	793,882
TOTAL WISCONSIN		19,516,463
Wyoming - 0.0%
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2018 3, 4% 6/1/43	250,000	263,517
Series 2019 1, 4% 12/1/48	250,000	264,351
TOTAL WYOMING		527,868
TOTAL MUNICIPAL BONDS (Cost $2,025,842,153)		1,986,555,023

Municipal Notes - 0.8%
	Principal Amount (a)	Value ($)
Alabama - 0.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 0.11% 3/1/22, VRDN (b)	2,750,000	2,750,000
Arizona - 0.0%
Phoenix Indl. Dev. Auth. Health Care Facilities Series 2014 B, 0.06% 3/1/22 (Liquidity Facility Northern Trust Co.), VRDN (b)	250,000	250,000
Arkansas - 0.0%
Fayetteville Ark School District # 0 Participating VRDN Series 2020 XF 09 54, 0.25% 3/7/22 (b)(k)(l)	250,000	250,000
California - 0.0%
California Gen. Oblig. Series 2020 A, 0.18% 3/7/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	500,000	500,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 25, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	500,000	500,000
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series XF 29 04, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series Floaters XG 01 82, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series YX 11 55, 0.23% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A1, 0.05% 3/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	665,000	665,000
TOTAL CALIFORNIA		2,565,000
Florida - 0.0%
Florida Higher Edl. Facilities Fing. Auth. Participating VRDN Series 2020 XF 29 20, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	500,000	500,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 0.35% 3/7/22, VRDN (b)	300,000	300,000
TOTAL FLORIDA		800,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 0.2% 3/1/22, VRDN (b)	1,600,000	1,600,000
Series 2018, 0.12% 3/1/22, VRDN (b)	4,375,000	4,375,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hammond Proj.) Series 2010, 0.17% 3/1/22, VRDN (b)	1,600,000	1,600,000
TOTAL GEORGIA		7,575,000
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 C, 0.1% 3/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,800,000	3,800,000
Illinois - 0.0%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series 2015 XF 10 09, 0.24% 3/7/22 (Assured Guaranty Muni. Corp. Insured), LOC Barclays Bank PLC, (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	900,000	900,000
Illinois Fin. Auth.:
Series 2020 C, 0.06% 3/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	400,000	400,000
Series 2021 C, 0.19% 3/7/22, LOC Barclays Bank PLC, VRDN (b)	500,000	500,000
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.19% 3/7/22, LOC Barclays Bank PLC, VRDN (b)	300,000	300,000
TOTAL ILLINOIS		2,100,000
Indiana - 0.1%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 0.19% 3/7/22, LOC Barclays Bank PLC, VRDN (b)	2,000,000	2,000,000
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 A, 0.19% 3/7/22, LOC BMO Harris Bank NA, VRDN (b)	1,500,000	1,500,000
TOTAL INDIANA		3,500,000
Kentucky - 0.0%
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.1% 3/1/22, VRDN (b)(d)	2,100,000	2,100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 0.17% 3/1/22, VRDN (b)(d)	300,000	300,000
TOTAL KENTUCKY		2,400,000
Maryland - 0.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 D, 0.09% 3/1/22, LOC TD Banknorth, NA, VRDN (b)	1,100,000	1,100,000
Montgomery County Gen. Oblig. Series 2017 E, 0.06% 3/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	210,000	210,000
TOTAL MARYLAND		1,310,000
Massachusetts - 0.0%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U-6C, 0.05% 3/1/22, LOC TD Banknorth, NA, VRDN (b)	300,000	300,000
Michigan - 0.1%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 0.1% 3/1/22, LOC PNC Bank NA, VRDN (b)	5,340,000	5,340,000
Michigan Bldg. Auth. Rev. Series 2020 III, 0.28% 4/3/23, VRDN (b)	100,000	100,000
TOTAL MICHIGAN		5,440,000
Minnesota - 0.0%
Hennepin County Gen. Oblig. Series 2018 B, 0.2% 3/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,000,000	2,000,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters 14, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	1,750,000	1,750,000
New Jersey - 0.0%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
Series Floaters XG 01 68, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
Series YX 11 60, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
Series XG 02 58, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
Series YX 11 38, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	600,000	600,000
Series YX 11 62, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
TOTAL NEW JERSEY		2,400,000
New York - 0.1%
New York City Gen. Oblig.:
Series 2012 2, 0.4% 3/8/22, VRDN (b)	250,000	250,000
Series 2021 3, 0.37% 3/8/22, VRDN (b)	1,000,000	1,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 2020 YX 11 58, 0.23% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. BAN Series 2019 A, 5% 3/1/22	1,850,000	1,850,000
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2019 D1, 5% 9/1/22	5,250,000	5,356,341
Participating VRDN:
Series XG 02 90, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	700,000	700,000
Series XX 11 56, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
Series 2005 E1, 0.19% 3/7/22, LOC Barclays Bank PLC, VRDN (b)	900,000	900,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B 2A, 0.27% 3/7/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,000,000	1,000,000
TOTAL NEW YORK		11,656,341
North Carolina - 0.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. (Carolinas Healthcare Sys. Proj.) Series 2007 B, 0.06% 3/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	260,000	260,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.19% 3/7/22, LOC TD Banknorth, NA, VRDN (b)	2,150,000	2,150,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2001 A, 0.09% 3/1/22, VRDN (b)	775,000	775,000
TOTAL NORTH CAROLINA		3,185,000
Ohio - 0.0%
Akron Bath Copley Hosp. District Rev. Participating VRDN Series XF 29 06, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
Ohio Hosp. Rev. Series 2018, 0.1% 3/1/22, LOC PNC Bank NA, VRDN (b)	300,000	300,000
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 0.2% 3/7/22, VRDN (b)	900,000	900,000
TOTAL OHIO		1,500,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XX 10 44, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
Philadelphia Gen. Oblig. Series 2009 B, 0.19% 3/7/22, LOC Barclays Bank PLC, VRDN (b)	400,000	400,000
TOTAL PENNSYLVANIA		700,000
Texas - 0.1%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 0.07% 3/1/22, VRDN (b)	1,900,000	1,900,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 0.07% 3/1/22, VRDN (b)	1,600,000	1,600,000
Series A1, 0.07% 3/1/22, VRDN (b)	6,635,000	6,635,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.24% 3/7/22, VRDN (b)	1,000,000	1,000,000
TOTAL TEXAS		11,135,000
Virginia - 0.0%
Lynchburg Econ. Dev. Series 2017 B, 0.1% 3/1/22, LOC Truist Bank, VRDN (b)	2,000,000	2,000,000
Roanoke Econ. Dev. Authority. Participating VRDN Series 2020 XF 29 23, 0.23% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	300,000	300,000
TOTAL VIRGINIA		2,300,000
Wisconsin - 0.1%
Pub. Fin. Auth. Hosp. Rev. Participating VRDN Series XL 01 47, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	250,000	250,000
Wisconsin Gen. Oblig. Series 2019 A, 0.2% 3/7/22, VRDN (b)	3,575,000	3,575,000
Wisconsin Health & Edl. Facilities Series 2018 A, 0.1% 3/1/22, LOC Barclays Bank PLC, VRDN (b)	1,500,000	1,500,000
TOTAL WISCONSIN		5,325,000
TOTAL MUNICIPAL NOTES (Cost $75,003,730)		74,991,341

Municipal Bond Funds - 76.4%
	Shares	Value ($)
BlackRock National Municipal Fund Investor A Shares	54,350,890	598,403,299
Delaware Tax-Free U.S.A. Fund Class A	5,547,100	65,344,840
DWS Managed Municipal Bond Fund - Class S	43,310,044	385,026,289
DWS Strategic High Yield Tax-Free Fund Class S	4,013,201	48,359,071
Fidelity Advisor Municipal Income Fund Class Z (m)	185	2,409
Fidelity SAI Municipal Income Fund (m)	106,383,579	1,111,708,335
Fidelity SAI Tax-Free Bond Fund (m)	28,319,594	298,205,327
Fidelity Tax-Free Bond Fund (m)	206	2,412
Franklin Federal Tax-Free Income Fund - Class R6	25,946,020	306,681,951
iShares S&P National Municipal Bond ETF	1,182,912	133,337,841
MainStay MacKay High Yield Municipal Bond Fund Class A	601,487	7,861,429
MainStay MacKay Tax Free Bond Fund Class A	2,916,632	29,895,483
MFS Municipal Income Fund Class A	98,981,360	875,985,033
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares 0.4% (b)(n)	600,000	600,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares 0.4% (b)(e)(n)	900,000	900,000
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 0.4% (b)(e)(n)	1,500,000	1,500,000
T. Rowe Price Summit Municipal Income Fund Investor Class	32,618,299	393,702,864
T. Rowe Price Tax-Free High Yield Fund	20,413,606	249,454,270
T. Rowe Price Tax-Free Income Fund - I Class	240	2,424
Vanguard High-Yield Tax-Exempt Fund Admiral Shares	210	2,418
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	76,737,360	895,524,988
Wells Fargo Municipal Bond Fund - Class Admin	50,171,361	521,280,443
Western Asset Managed Municipals Fund Class A	50,201,822	810,257,410
TOTAL MUNICIPAL BOND FUNDS (Cost $6,888,067,350)		6,734,038,536

Money Market Funds - 0.1%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Class I 0.01% (m)(o)	5,923,943	5,923,943
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (m)(o)	2,500	2,500
Fidelity SAI Municipal Money Market Fund 0.09% (m)(o)	2,499	2,500
TOTAL MONEY MARKET FUNDS (Cost $5,928,943)		5,928,943

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $8,994,842,176)	8,801,513,843
NET OTHER ASSETS (LIABILITIES) - 0.2% (p)	20,761,441
NET ASSETS - 100.0%	8,822,275,284

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	325	Jun 2022	41,417,188	(381,607)	(381,607)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	85	Jun 2022	13,318,438	(222,454)	(222,454)

TOTAL FUTURES CONTRACTS					(604,061)
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
ETF	-	EXCHANGE-TRADED FUND
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,865,001 or 1.4% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	A portion of the security sold on a delayed delivery basis.
(j)	Level 3 security
(k)	Provides evidence of ownership in one or more underlying municipal bonds.
(l)	Coupon rates are determined by re-marketing agents based on current market conditions.
(m)	Affiliated Fund
(n)	Non-income producing
(o)	The rate quoted is the annualized seven-day yield of the fund at period end.
(p)	Includes $785,001 of cash collateral to cover margin requirements for futures contracts.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Municipal Income Fund Class Z	-	2,547	-	40	-	(138)	2,409
Fidelity Investments Money Market Government Portfolio Class I 0.01%	-	49,398,905	43,474,962	111	-	-	5,923,943
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	-	2,500	-	-	-	-	2,500
Fidelity SAI Municipal Income Fund	-	1,140,715,148	5,036	4,984,042	(5)	(29,001,772)	1,111,708,335
Fidelity SAI Municipal Money Market Fund 0.09%	-	2,501	-	-	-	(1)	2,500
Fidelity SAI Tax-Free Bond Fund	-	726,782,406	422,632,639	2,092,561	(5,605,219)	(339,221)	298,205,327
Fidelity Tax-Free Bond Fund	-	2,537	-	35	-	(125)	2,412
	-	1,916,906,544	466,112,637	7,076,789	(5,605,224)	(29,341,257)	1,415,847,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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